(OUTSIDE FRONT COVER)

                           CLASS A, B, C & Y SHARES

                                 Semi-Annual
                                    Report



[LOGO]
Investments                December 31, 1996
for all seasons

                           THE MUNDER INCOME &
                           MONEY MARKET FUNDS




                                          (INSIDE FRONT COVER)




                                                               "This has been
                                                            a very gratifying
                                                                 period . . .
                                                              performance has
                                                        consistently improved
                                                                while we have
                                                           maintained a focus
                                                           on limiting risk."

The Munder Funds
        Letter to shareholders

DEAR FELLOW SHAREHOLDERS:

        This has been a very gratifying period for The Munder Funds. Since assuming responsibility for additional funds as part of our 1995 partnership with Comerica, Inc., performance has consistently improved while we have maintained a focus on limiting risk. For the six months ended December 31, 1996, 13 of our actively managed funds (Class Y shares) placed above median compared to their peer group. I hope that as a shareholder of these funds, you are as pleased as we are with this performance. My associates and I thank you for your continued confidence and support and we will continue to work diligently to improve the performance of all the funds.

        First and foremost we remain committed to offering shareholders a host of funds which invest within well defined investment disciplines. I commit to you that we will adhere to each fund's stated parameters and investment style. Our newest initiatives have been developed for us to keep you apprised of your portfolio. First is our work with the Internet and our Web site http://www.munder.com. We broke new ground in the industry this year when we began posting our mutual fund trades on our Web site. This enables you to frequently see how your portfolio is changing. Additional internet initiatives also include a new fund which invests solely in companies designed to benefit from the Internet. Early in 1997, we will begin testing a new system to allow shareholders to access their accounts via the Internet and purchase additional shares and obtain account information. As your privacy of this privileged information is of the utmost importance to us, we are proceeding prudently with our service providers to ensure the security of all account information related to our shareholders.

        We have also added several new funds to fill particular niches in your portfolio. Specifically, the Small-Cap Value and Micro-Cap Equity funds were opened in late December. Three new funds that are managed by our overseas affiliate, Framlington, opened in early January. The three new international funds are the Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund and Munder Framlington Emerging Markets Fund. We are especially proud of our relationship with Framlington, and look forward to being able to offer you their nearly 30 years of expert investment experience within the Munder Family of Funds.

        I look forward to sharing additional progress and successes with you throughout the coming year. As always, please feel free to call your financial advisor if you have any questions, or call us at The Munder Funds at 1.800.4MUNDER.




/s/ Lee Munder
--------------
Lee Munder President






                              Table of Contents
                              -----------------




FIXED INCOME FUNDS OVERVIEW
            iii        Munder Bond Fund
            iii        Munder Intermediate Bond Fund
            iii        Munder International Bond Fund
             iv        Munder U.S. Government Income Fund
             iv        Munder Michigan Triple Tax-Free Bond Fund
              v        Munder Tax-Free Bond Fund
              v        Munder Tax-Free Intermediate Bond Fund

PORTFOLIO OF INVESTMENTS-
             Income Funds:
             1        Munder Bond Fund
             4        Munder Intermediate Bond Fund
             7        Munder International Bond Fund
             10       Munder U.S. Government Income Fund
             13       Munder Michigan Triple Tax-Free Bond Fund
             17       Munder Tax-Free Bond Fund
             23       Munder Tax-Free Intermediate Bond Fund

             Money Market Funds:
             30        Munder Cash Investment Fund
             33        Munder Money Market Fund
             35        Munder Tax-Free Money Market Fund
             44        Munder U.S. Treasury Money Market Fund
             46        Financial Statements
             78        Financial Highlights
            106        Notes to Financial Statements

                                  ---------


Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

                                      i






                 Management's Discussion of Funds Performance
                 --------------------------------------------



The Investment Environment

    During the past year, volatility in economic data and therefore expectations about the economy translated into significant fluctuations in stock and bond prices. Early in the year, stronger than expected employment reports led to fears that the economy was beginning to grow rapidly enough to trigger pressures on labor costs and inflation. Employment reports released on the first Friday of every month became one of the most scrutinized pieces of economic data. Interest rates rose along with fears that rapid growth would lead to inflation. Investors came to anticipate significant tightening by the Federal Reserve Board. Bonds performed poorly while aggressive growth stocks did well.


    In the second half of the year, fears of rapid economic growth and inflation gave way to concerns that the economy might be slowing more than anticipated. Interest rates fell. Investors turned from aggressive growth stocks to more defensive holdings. These tended to be the stocks of larger companies, particularly those that have shown the ability to maintain strong and consistent earnings increases in an environment of slow economic growth.


    The year ended with no signs of either an economic boom or bust. The National Purchasing Managers' Index, a widely followed measure of industrial activity, rose to 54.0 in December, with no indicators that pointed to either runaway growth or recession.


    Currently, there are no excesses or imbalances in the economy that signal an end to the expansion. While growth in personal income and high levels of consumer confidence would appear to create the conditions for a consumer-led spending boom, these positive factors are offset by high levels of consumer debt. The net result is likely to be a continuation of the moderate growth and low inflation scenario that prevailed in 1996. However, the volatility in both data and expectations that characterized 1996 will doubtless continue into 1997. In fact, the safest prediction would appear to be that volatility will not only continue but increase as we move through 1997.



Fixed Income Funds Overview

    Overall during the last half of the year ended December 31, 1996 interest rates fell and bond prices rose in response to economic data that pointed to slow growth and low inflation. This rally in the bond market, which began in late summer, was not powerful enough to fully offset the interest rate increases which had taken place earlier in the year. As a result, the best performing fixed income securities for 1996 as a whole were those with short-term maturities of one year or less. Returns for longer-term securities, such as the 30 year Treasury bond, were negative, with the fall in prices more than offsetting the coupon income. For the year, the total return of the Lehman Government/Corporate Bond Index was 2.9% and the return for the Lehman Intermediate Government/Corporate Bond Index was 4.05%. For the period from July 1 through December 31, 1996, the comparable performance figures were 4.88% and 4.27% respectively.


    Mortgage-related securities underperformed in the fourth quarter, as interest rates fell and investors began to fear faster pre-payments of principal. For the first time in five years, however, mortgage-related securities provided the best annual return (absolute and risk-adjusted) of all high grade sectors. Corporate bonds outperformed Treasuries for both the fourth quarter and the year as a whole.

                                      ii





The Munder Funds' performance data included in this piece are based on the returns of the Y class of shares. Comparable returns for the Funds' other classes of shares can be found in the table of Financial Highlights.


[Please Note: In the following commentary, the performance of the Munder Bond Funds is compared to both Lipper median returns and Lehman Indexes. Unlike mutual funds, the Lehman Indexes do not represent actual funds and therefore have no expenses netted against their returns. The returns for Munder Funds are calculated after the deduction of all expenses]


MUNDER BOND FUND

Fund Manager: James C. Robinson and Greg A. Prost, CFA

     The Fund earned a return of 4.64% for the six-month period ended December 31, 1996, relative to the 4.81% return for the Lehman
Government/Corporate Index and a 4.89% average return for the Lipper universe of corporate debt A rated funds. The Fund has earned above-average returns for the one-year time period ended December 31,1996.


     During the fourth quarter of 1996, the Fund was overweighted in mortgage-backed securities and underweighted in corporate bonds. This hindered performance slightly, given the rally in the bond market through much of the fourth quarter


MUNDER INTERMEDIATE BOND FUND

Fund Manager: Anne K. Kennedy

     The Fund generated a return of 3.94% for the six-month period ended December 31, 1996, relative to the 3.81% return for the Lehman Intermediate Government/Corporate Bond Index and a 3.95% average return for the Lipper universe of short intermediate investment grade debt funds.


     The Fund's duration (sensitivity to changes in interest rates) is set equal to that of the Lehman Intermediate Government/Corporate Bond Index. This Index, and therefore the Fund, tend to have a longer duration (greater price sensitivity to changes in interest rates) than the Lipper universe. This boosted the Fund's performance relative to the Lipper universe, given the decline in interest rates and corresponding increase in bond prices during the fourth quarter.


MUNDER INTERNATIONAL BOND FUND

Fund Managers: Sharon F. Fayolle and Gregory A. Prost, CFA

     The Fund earned a return of -0.55% for December relative to the -0.70% return for the Salomon Brothers Non-U.S.$ World Government Bond Index and the -0.12% average return for the Lipper universe of international income funds. For the inception date (October 2, 1996) to December 31, 1996 time period, the Fund was up 2.43%. The Fund's performance relative to the Salomon Index was aided by an overweighting in the United Kingdom ("U.K.") and an underweighting in Japan. The U.K. is the only country in the Index that is currently experiencing any real economic improvement. The result has been the attraction of foreign capital to the U.K. and the appreciation of the British pound.

     Japan's economy, in contrast, has continued its sluggishness despite extremely low interest rates. In an attempt to aid the economy, the Japanese government has also allowed the yen to depreciate against the dollar to increase the attractiveness of Japanese exports. The low level of Japanese interest rates has put further pressure on the yen by forcing Japanese institutions to look outside Japan for investment opportunities.

                               iii




     Although the Fund had strong performance relative to the Salomon Index, its performance did not fare as well against its Lipper universe. Many funds in the Lipper universe invest in lower quality securities in emerging markets. These securities, which had strong performance during the quarter, are not held in the Fund.


     The Munder International Bond Fund is among a relatively small group of foreign bond funds that invest primarily in high quality, non-U.S. securities on an unhedged basis. Many foreign bond funds hold emerging market bonds, hedge most of their investments into U.S. dollars or have a significant percentage of assets invested in U.S. securities. Our view is that a primary reason for investing in an international bond fund is to provide diversification. Therefore, the Fund avoids U.S. securities and does not hedge against currency exposure. Hedging currency exposure reduces diversification by increasing the correlation of returns to the U.S. market. In addition, our analysis of historical data shows that, in the past, hedging has not increased returns over the long-term.


MUNDER U.S. GOVERNMENT INCOME FUND

Fund Manager: Peter G. Root

     The Fund generated a return of 4.63% for the six-month period ended December 31, 1996, relative to the 4.45% return for the Lehman Government Index and the 4.45% average return for the Lipper universe of general U.S. government debt funds. The Fund has also earned above-average returns for the one, two, five and ten-year time periods ended December 31, 1996.


     The Fund continued to benefit from its holdings of government-related securities that are higher yielding than Treasuries. These include bonds which are issued by U.S. government agencies and which have been strong performers throughout much of the year.


MUNDER MICHIGAN TRIPLE TAX-FREE BOND FUND

Fund Manager: Talmadge D. Gunn

     The Fund generated a return of 5.25% for the six-month period ended December 31, 1996, compared to the 4.76% average return for the Lipper universe of Michigan municipal debt funds. The Fund has also earned above-average returns for the one and two-year time periods ended December 31, 1996.


     Municipal yields declined by approximately 20 basis points (0.20 percentage point) across the entire maturity spectrum during the fourth quarter. Many managers of Michigan bond funds were sellers of longer-term securities, weakening the prices of Michigan securities with longer maturities. Therefore, the Fund's underweighting in bonds with maturities of 20 years or more was a key factor in the relative outperformance of the Fund.

                                      iv



MUNDER TAX-FREE BOND FUND

Fund Manager: Talmadge D. Gunn

     The Fund earned a return of 4. 15% for the six-month period ended December 31, 1996, relative to the 4.73% average return for the Lipper universe of general municipal debt funds. The Fund has also earned an above-average return for the three-year time period ended December 31, 1996.


     During the quarter, yields declined by approximately 20 basis points for securities of all maturities. Securities with maturities of approximately 15 years were the best-performers for both the quarter and for the year ended December 31, 1996. The Fund's lack of securities in this maturity range therefore held back performance for the quarter. The high quality of the Fund's holdings also dampened returns for the quarter.



MUNDER TAX-FREE INTERMEDIATE BOND FUND

Fund Manager: Talmadge D. Gunn

     The Fund earned a return of 3.29% for the six-month period ended December 31, 1996, relative to the 3.92% average return for the Lipper universe of intermediate municipal debt funds.


     Although yields declined across the entire spectrum of maturities, bonds with intermediate maturities were outstanding performers for both the quarter and for the year. Retail buying, coupled with demand from insurance companies, provided solid performance for this sector of the tax-exempt bond market. The Fund underperformed during the quarter due to its holdings of higher coupon, high quality bonds. These characteristics gave the Fund a defensive structure which tends to underperform in periods of market rallies, as seen in the fourth quarter.

                                  v


Munder Bond Fund
Portfolio of Investments, December 31, 1996 (Unaudited)

Principal
Amount                                                    Value
----------                                              ----------

ASSET BACKED SECURITIES -- 5.9%
$ 2,500,000   Banc One Credit Card Master Trust,
                Series 1994-C, Series A,
                7.800% due 11/15/1998                    $2,574,751
              Merrill Lynch Mortgage
                Investors, Inc., Class A:
   610,116      Series 87-C,
                10.100% due 12/15/2007                      636,424
   198,365      Series 89-B,
                10.800% due 04/15/2009                      205,965
 3,100,000    Standard Credit Card Master Trust,
                Class A, Series 1994-2,
                7.250% due 04/07/2008                     3,182,892
 2,300,000    Union Acceptance Corporation, Class
                A3, Series 1996-C,
                6.630% due 10/08/2003+                    2,309,223
                                                        -----------
TOTAL ASSET BACKED SECURITIES   (Cost $8,893,915)         8,909,255
                                                        -----------
COLLATERALIZED MORTGAGE OBLIGATIONS    (CMO) -- 3.0%
2,649,895     CMO Trust, Class F, Series 60,
                9.000% due 08/01/2016                     2,707,615
1,925,000     Federal Home Mortgage Corporation,
                Series 1702-A, Class PD,
                6.500% due 04/15/2022                     1,887,458
                                                        -----------
TOTAL COLLATERALIZED
  MORTGAGE OBLIGATIONS (CMO)
    (Cost $4,669,950)                                     4,595,073
                                                        -----------


CORPORATE BONDS AND NOTES -- 28.6%
Finance -- 8.9%
 4,000,000    AT&T Capital Corporation, MTN,
                6.490% due 05/17/1999                     4,000,000
 2,500,000    Ford Motor Credit Corporation,
                8.375% due 01/15/2000                     2,628,125
 3,000,000    Liberty Mutual Capital Corporation,
                MTN,
                8.100% due 01/14/2005                     3,168,750
 2,400,000    SmithKline Beecham Capital
                Corporation,
                6.750% due 09/05/2000                     2,439,600
 1,300,000    Travelers Capital Corporation, 7.750%
                due 12/01/2036                            1,261,000
                                                        -----------
                                                         13,497,475
                                                        -----------

Finance -- Foreign -- 5.5%
2,300,000     Abbey National Treasury, 6.625% due
                05/23/2001                                2,310,557
              KFW International Finance Inc.:
2,000,000       8.850% due 06/15/1999                     2,122,500
3,800,000       7.200% due 03/15/2014                     3,866,500
                                                        -----------
                                                          8,299,557
                                                        -----------

Government Agency -- 1.8%
2,800,000     Tennessee Valley Authority, 6.375% due
                06/15/2005                                2,747,500
                                                        -----------

Government -- Foreign -- 1.9%
3,000,000     Telestra Corporation, Ltd., 6.500% due
                11/28/2005                                2,932,500
                                                        -----------

Industrial -- 4.5%
3,000,000     Archer Daniels,
                8.125% due 06/01/2012                     3,277,500
  680,000     Columbia/HCA Healthcare Corporation,
                8.700% due 02/10/2010                       769,250
2,850,000     Toyota Motor Corporation, 5.625% due
                03/17/1998                                2,845,440
                                                        -----------
                                                          6,892,190
                                                        -----------

Industrial -- Foreign -- 1.4%
1,900,000     International
                Telecommunications Satellite,
                8.375% due 10/14/2004                     2,088,290
                                                        -----------


Supranational -- 2.6%
 3,950,000    African Development Bank, Notes,
                6.750% due 07/30/1999                     3,989,500
                                                        -----------

Transportation -- 0.7%
1,000,000     Consolidated Rail Corporation, MTN,
                7.000% due 07/01/1999                     1,016,250
                                                        -----------

Utility -- Electric -- 1.3%
2,000,000     National Rural Utilities,
                7.300% due 09/15/2006                     2,050,000
                                                        -----------
TOTAL CORPORATE BONDS AND
  NOTES
  (Cost $43,310,147)                                     43,513,262
                                                        -----------
U.S. GOVERNMENT AGENCY
      OBLIGATIONS --16.4%

Federal Home Mortgage Corporation
(FHLMC) -- 2.1%
              FHLMC:
2,258,614     Gold, Pool #E62394,
                7.500% due 09/01/2010                     2,291,788
  883,067     Pool 200021,
                10.500% due 11/01/2000                      931,911
                                                        -----------
                                                          3,223,699
                                                        -----------

Federal National Mortgage Association
(FNMA) -- 8.1%
              FNMA:
 4,482,031    Pool #100081,
                11.500% due 08/01/2016                    5,067,496
 2,172,198    Pool #250345,
                7.000% due 09/01/2025                     2,124,681
 4,521,122    Pool #303105,
                11.000% due 11/01/2020                    5,052,353
                                                        -----------
                                                         12,244,530
                                                        -----------

    Government National Mortgage
Association (GNMA) -- 6.2%
              GNMA:
4,828,003     Pool #366732,
                6.500% due 03/15/2024                     4,603,199
4,341,702     Pool #780096,
                11.000% due 04/15/2021                    4,857,279
                                                        -----------
                                                          9,460,478
                                                        -----------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS
  (Cost $24,884,265)                                     24,928,707
                                                        -----------
U.S. TREASURY OBLIGATIONS -- 40.4%
              U.S. Treasury Bonds -- 17.1%
21,850,000    8.000% due 11/15/2021                      25,074,182
   900,000    6.750% due 08/15/2026                         907,425
                                                        -----------
                                                         25,981,607
                                                        -----------
              U.S. Treasury Notes -- 21.9%
15,000,000    7.875% due 01/15/1998                      15,332,248
 3,500,000    7.750% due 11/30/1999                       3,656,345
 5,000,000    7.500% due 11/15/2001                       5,263,800
 3,015,000    7.875% due 11/15/2004                       3,290,179
 5,800,000    6.500% due 10/15/2006                       5,829,000
                                                        -----------
                                                         33,371,572
                                                        -----------
              U.S. Treasury Strip -- 1.4%
 5,150,000    Zero Coupon due 11/15/2014                  2,188,904
                                                        -----------
TOTAL U.S. TREASURY
  OBLIGATIONS
  (Cost $62,083,793)                                     61,542,083
                                                        -----------




Shares                                                        Value
------                                                        -----

SHORT-TERM INVESTMENTS -- 0.1%
      (Cost $124,642)

124,642       Dreyfus Cash Management Plus Fund             124,642
                                                        -----------


Principal
Amount
 -----------
REPURCHASE AGREEMENT -- 3.9%
  (Cost $5,887,000)
 5,887,000     Agreement with Morgan (J.P.) &
                 Company, 5.750% dated
                 12/31/1996 to be repurchased
                 at $5,888,881 on 01/02/1997,
                 collateralized by $5,041,000
                 U.S. Treasury Notes, 8.125%
                 due 08/15/2021
                 (value $6,162,097)                      5,887,000
                                                        ----------


                                                              Value
                                                              -----
TOTAL INVESTMENTS                                       149,500,022
  (Cost $149,853,712*)                       98.3%
OTHER ASSETS AND                                          2,652,061
  LIABILITIES (Net)                           1.7
                                       ----------    --------------
NET ASSETS                                  100.0%   $  152,152,083
                                       ==========    ==============

----------------
* Aggregate cost for Federal tax purposes.
+ Floating rate note. The interest rate shown reflects the rate currently in effect.

ABBREVIATION:

MTN --   Medium Term Note

See Notes to Financial Statements.



Munder Intermediate Bond Fund
Portfolio of Investments, December 31, 1996 (Unaudited)

Principal
Amount                                                    Value
----------                                              ----------
ASSET BACKED SECURITIES -- 9.4%
$ 5,000,000   Dayton Hudson Credit Card Master
                Trust,
                Series 1995-1A,
                6.100% due 02/25/2002                   $ 5,000,522
 10,000,000   Discover Card Trust,
                Series 1991-DA,
                8.000% due 10/16/2000                    10,276,135
 10,000,000   First Deposit Master Trust, Series
                1993-2A,
                5.750% due 06/15/2001                     9,957,399
 10,000,000   Sears Credit Company, Master Trust,
                Series 1995-4A,
                6.250% due 01/15/2003++                  10,024,562
 11,320,000   Standard Credit Card and Trust, Series
                1990-6A, 9.375% due 07/10/1997           11,529,914
                                                        -----------
TOTAL ASSET BACKED SECURITES
  (Cost $47,063,556)                                     46,788,532
                                                        -----------

CORPORATE BONDS AND NOTES -- 30.4%
Banking and Financial Services -- 22.2%
 10,000,000   American Express Bank, Ltd.,
                5.788% due 02/10/2004+                    9,875,000
  5,000,000   Associates Corporation of North
                America,
                6.000% due 03/15/2000                     4,937,500
 11,500,000   AT&T Capital Corporation, MTN,
                6.180% due 12/03/1999                    11,399,375
  5,057,000   BankAmerica Corporation, MTN,
                5.550% due 08/15/2003+                    5,056,898
 10,000,000   Chrysler Financial Corporation, MTN,
                6.190% due 01/04/2000                     9,900,000
 10,000,000   CIT Group Holdings, MTN 5.875% due
                12/09/1999                                9,875,000
  5,000,000   Discover Credit Card Corporation, MTN,
                9.000% due 04/01/1998                     5,175,000
 10,000,000   First Data Corporation, MTN,
                6.820% due 09/18/2001                    10,075,000
              Ford Motor Credit   Corporation:
  9,425,000     7.250% due 05/15/1999                     9,613,500
  2,260,000     6.500% due 02/15/2006                     2,175,250
  6,500,000   General Motors Acceptance Corporation,
                7.000% due 03/01/2000                     6,581,250
  2,750,000   International Lease Finance
                Corporation,
                5.500% due 01/15/1999                     2,712,188
  6,420,000   Liberty Mutual Capital Corporation,
                MTN,
                8.100% due 01/14/2005                     6,781,125
  5,000,000   NationsBank Corporation, MTN,
                5.700% due 02/09/2001                     4,831,250
  3,000,000   Travelers Capital Corporation,
                7.750% due 12/01/2036                     2,910,000
  4,000,000   U.S. Leasing International, MTN,
                9.880% due 03/06/2001                     4,460,000
  3,500,000   U.S. West Financial Services, Inc.,
                Note,
                8.375% due 10/18/1999                     3,661,875
                                                        -----------
                                                        110,020,211
                                                        -----------

Government Agency -- 2.0%
10,000,000    Tennessee Valley Authority,
                6.375% due 06/15/2005                     9,812,500
                                                        -----------

Industrial -- 5.7%
  8,125,000   Archer Daniels,
                8.125% due 06/01/2012                     8,876,563
 13,500,000   Browning-Ferris,
                7.875% due 03/15/2005                    14,276,250
  5,000,000   WMX Technologies Inc.,
                7.100% due 08/01/2026                     5,150,000
                                                        -----------
                                                         28,302,813
                                                        -----------
Utility -- Electric -- 0.5%
2,000,000     National Rural Utilities Cooperative,
                MTN, 9.640% due 05/19/1997                2,025,000
                                                        -----------
TOTAL CORPORATE BONDS AND NOTES
  (Cost $150,578,370)                                   150,160,524
                                                        -----------

U.S. GOVERNMENT AGENCY
      OBLIGATIONS -- 11.5%
Federal Home Loan Mortgage
Corporation (FHLMC) -- 5.9%
              FHLMC:
 6,461,547    Pool #A00813,
                9.000% due 10/01/2020                     6,825,010
 2,143,070    Pool #E61740,
                9.000% due 04/01/2010                     2,242,856
15,397,138    Pool #E63967, Gold,
                6.500% due 02/01/2011                    15,122,877
 5,202,060    REMIC, #G50249,
                8.500% due 03/01/2000                     5,312,604
                                                        -----------
                                                         29,503,347
                                                        -----------

Federal National Mortgage Association (FNMA) --
4.8%
              FNMA:
10,555,900    Pool #303108,
                6.500% due 09/01/2024                    10,070,989
14,742,487    Pool #303922,
                6.000% due 05/01/2016                    13,876,364
                                                        -----------
                                                         23,947,353
                                                        -----------

Small Business Association
(SBA) -- 0.8%
 4,122,174    SBA, Pool #502796,
                6.250% due 11/25/2019++                   4,184,006
                                                        -----------

TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS
  (Cost $57,259,799)                                     57,634,706
                                                        -----------
U.S. TREASURY OBLIGATIONS -- 45.7%
U.S. Treasury Bond -- 0.8%
3,800,000 6.750% due 08/15/2026                         3,831,350
                                                        -----------

U.S. Treasury Notes -- 44.9%
20,400,000    6.000% due 05/31/1998                      20,464,260
46,000,000    8.250% due 07/15/1998                      47,631,620
25,000,000    6.875% due 07/31/1999                      25,507,998
23,000,000    6.125% due 07/31/2000                      23,002,070
39,000,000    5.625% due 02/28/2001                      38,216,876
 6,000,000    6.625% due 07/31/2001                       6,093,780
45,400,000    6.250% due 02/15/2003                      45,367,766
16,900,000    5.875% due 02/15/2004                      16,452,655
                                                        -----------
                                                        222,737,025
                                                        -----------
TOTAL U.S. TREASURY
  OBLIGATIONS
  (Cost $226,302,321)                                   226,568,375
                                                        -----------


Shares
 ----------
SHORT-TERM INVESTMENTS -- 0.0% #
   129,339    Dreyfus Cash Management Plus Fund             129,339
     2,719    Federated Prime Obligations Fund                2,719
                                                        -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $132,058)                                           132,058
                                                        -----------



Principal                                                     Value
Amount                                                        -----
------

REPURCHASE AGREEMENT -- 1.6%
  (Cost $8,118,000)
    8,118,000   Agreement with Morgan (J.P.) &
                 Company, 5.750% dated
                 12/31/1996 to be repurchased
                 at $8,120,593 on 01/02/1997,
                 collateralized by $7,078,000
                 U.S. Treasury Notes, 8.125%
                 due 05/15/2021 (value
                 $8,354,743)                              8,118,000
                                                        -----------

                                                              Value
                                                              -----
TOTAL INVESTMENTS
  (Cost $489,454,104*)                      98.6%       489,402,195
OTHER ASSETS AND
  LIABILITIES (Net)                          1.4          6,760,103
                                      ----------      -------------
NET ASSETS                                 100.0%     $ 496,162,298
                                      ==========      =============

----------------
* Aggregate cost for Federal tax purposes.
 + Floating rate note. The interest rate shown reflects the rate currently in effect.
++ Variable rate security. The interest rate shown reflects the rate currently in effect.
# Amount represents less than 0.1% of net assets.

ABBREVIATION:

MTN --   Medium Term Note

See Notes to Financial Statements.



Munder International Bond Fund
Portfolio of Investments, December 31, 1996 (Unaudited)


Principal
Amount                                                               Value
----------                                                          ----------

FOREIGN BONDS AND NOTES -- 88.0%

Australia -- 1.2%
     Government -- 1.2%
AUD           500,000   Queensland Treasury Corporation,
                          Government Bond, Series 5,
                          6.500% due 06/14/2005                     $      370,971
                                                                    --------------
Belguim -- 3.5%
     Government -- 3.5%
BEL        28,000,000   Kingdom of Belgium, Series 10,
                          8.750% due 06/25/2002                          1,041,633
                                                                    --------------
Canada -- 8.5%
     Government -- 8.5%
                        Government of Canada:
CAD           850,000     Series A60,
                          6.500% due 09/01/1998                            644,319
            2,000,000     6.500% due 06/01/2004                          1,489,541
              500,000     8.000% due 06/01/2023                            406,155
                                                                    --------------
                                                                         2,540,015
                                                                    --------------
Denmark -- 2.2%
     Government -- 2.2%
DKK         3,500,000   Kingdom of Denmark,
                          8.000% due 05/15/2003                            658,736
                                                                    --------------

Finland -- 0.9%
     Government -- 0.9%
FIM         1,000,000   Republic of Finland,
                          9.500% due 03/15/2004                            263,717
                                                                    --------------

France -- 2.8%
     Government -- 2.8%
FRF         3,600,000   Government of France,
                          8.500% due 12/26/2012                            845,586
                                                                    --------------

Germany -- 20.1%
     Finance -- 3.8%
DEM         1,700,000   Suedwest LB Capital Markets,
                          5.000% due 02/08/1999                          1,133,665

     Government -- 12.2%
            2,500,000   Federal Republic of Germany, Series 95,
                          6.500% due 10/14/2005                          1,703,545
            2,600,000   German Unity Fund,
                          8.000% due 01/21/2002                          1,923,579



     Supranational -- 4.1%
DEM         1,750,000   International Bank of Reconstruction
                          & Development,
                          7.250% due 10/13/1999                          1,231,602
                                                                    --------------
                                                                         5,992,391
                                                                    --------------

Italy -- 8.8%
     Government -- 8.8%
                        Government of Italy:
ITL     1,800,000,000     10.000% due 08/01/2003                         1,356,230
        1,700,000,000     9.500% due 01/01/2005                          1,259,591
                                                                    --------------
                                                                         2,615,821
                                                                    --------------

Japan -- 17.9%
     Finance -- 1.6%
JPY        50,000,000   Development Bank of Japan,
                          5.000% due 10/01/1999                            478,424

     Government -- 16.3%
                        Government of Japan, 10-Year Issue:
          225,000,000     Series 142,
                          6.700% due 09/20/2001                          2,380,947
          250,000,000     Series 161,
                          4.700% due 09/22/2003                          2,482,946
                                                                    --------------
                                                                         5,342,317
                                                                    --------------

Netherlands -- 4.3%
     Government -- 4.3%
NLG         1,900,000   Government of Netherlands, Series 2,
                          8.250% due 06/15/2002                          1,272,679
                                                                    --------------

Spain -- 3.4%
     Government -- 3.4%
ESP       110,000,000   Government of Spain,
                          10.500% due 10/30/2003                         1,030,056
                                                                    --------------

Sweden -- 2.4%
     Government -- 2.4%
SEK         5,000,000   Government of Sweden, Series 1038,
                          6.500% due 10/25/2006                            722,158
                                                                    --------------

United Kingdom -- 12.0%
     Finance -- 4.4%
GBP       750,000  General Electric Capital Corporation,
                     7.500% due 12/01/1998                               1,293,310



GBP  Government -- 3.1%
         525,000   United Kingdom Treasury,
                     8.000% due 06/07/2021                                 936,991

     Supranational -- 4.5%
         750,000   European Investment Bank,
                     8.500% due 11/06/2001                               1,342,171
                                                                    --------------
                                                                         3,572,472
                                                                    --------------

TOTAL FOREIGN BONDS AND NOTES
  (Cost $26,003,534)                                                    26,268,552
                                                                    --------------

GOVERNMENT AGENCY OBLIGATIONS -- 6.1%

JPY   130,000,000  Federal National Mortgage Association,
                   Global Bond,
                     2.000% due 12/20/1999                               1,150,963
DEM     1,000,000  Tennessee Valley Authority, Global Bond,
                     6.375% due 09/18/2006                                 665,237
                                                                    --------------

TOTAL GOVERNMENT AGENCY OBLIGATIONS
  (Cost $1,841,996)                                                      1,816,200
                                                                    --------------

REPURCHASE AGREEMENT -- 3.8%
  (Cost $1,122,000)

U.S.    $1,122,000 Agreement with Morgan (J.P.) & Company,
                     5.750% dated  12/31/1996 to be repurchased
                     at $1,122,358 on 01/02/1997,
                     collateralized by $979,000 U.S.
                     Treasury Bond, 8.125% due 05/15/2020
                     (value $1,155,594)                                  1,122,000
                                                                    --------------

TOTAL INVESTMENTS (Cost $28,967,530*)                 97.9%             29,206,752
OTHER ASSETS AND LIABILITIES (Net)                     2.1                 628,077
                                                     -----          --------------
NET ASSETS                                           100.0%         $   29,834,829
                                                     =====          ==============

----------------
* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:
AUD --   Australian Dollar
BEL --   Belgian Francs
CAD --   Canadian Dollar
         German Deutsche
DEM --   Mark
DKK --   Danish Krone
ESP --   Spanish Peseta
FIM --   Finnish Markka
FRF --   French Franc
         Great British
GBP --   Pound
ITL --   Italian Lira
JPY --   Japanese Yen
         Netherlands
NLG --   Guilder
SEK --   Swedish Krona

See Notes to Financial Statements.


Munder U.S. Government Income Fund
Portfolio of Investments, December 31, 1996 (Unaudited)


Principal
Amount                                                     Value
----------                                               ----------

COLLATERALIZED MORTGAGE
  OBLIGATIONS (CMO) -- 3.0%
  (Cost $6,975,178)
$ 7,000,000   CMO, Residential Funding Mortgage,
                Section 1,
                Class A3, Series 1996-S17,
                7.250% due 07/25/2011                   $  7,119,323
                                                        ------------
CORPORATE BONDS AND NOTES -- 3.7%
  Finance -- 0.0% #
     30,329   Bank America National Trust,
                9.000% due 03/01/2008                        30,668
                                                        -----------
  Industrial -- 3.7%
  9,100,000   Raytheon Corporation,
                6.500% due 07/15/2005                     8,872,500
                                                        -----------
TOTAL CORPORATE BONDS AND
  NOTES
  (Cost $8,855,920)                                       8,903,168
                                                        -----------
PROMISSORY NOTE -- 3.3%
  (Cost $7,963,901)
  8,000,000   OPIC African Growth Fund,
                6.525% due 05/15/2001                     8,004,000
                                                        -----------
U.S. GOVERNMENT AGENCY
      OBLIGATIONS -- 73.3%

Federal Home Loan Mortgage
Corporation (FHLMC) -- 17.1%
              FHLMC:
  3,903,299   Gold, Pool #A01048,
                8.500% due 02/01/2020                     4,044,793
  2,600,000   Series 16, Class PM,
                6.500% due 04/25/2021                     2,916,773
  5,000,000   Series 43, Class D,
                10.000% due 06/15/2020                    5,510,707
  2,037,098   Series 168, Class E,
                8.000% due 12/15/2020                     2,061,887
  2,600,000   Series 1669, Class G,
                6.500% due 02/15/2023                     2,549,590
  6,560,000   Series 1702-A, Class PD,
                6.500% due 04/15/2022                     6,432,064
  2,600,000   Series 1722, Class PJ,
                6.500% due 07/15/2023                     2,504,747
  2,000,000   Series 1848, Class PE,
                7.000% due 09/15/2025                     1,964,293
  8,943,000   Series 1865, Class PD,
                7.000% due 12/15/2025                     8,887,531
  4,156,000   Series 1866, Class E,
                7.000% due 01/15/2026                     4,130,246
                                                        -----------
                                                         41,002,631
                                                        -----------

Federal Housing Authority/Veterans
Administration (FHA/VA) -- 2.4%
    994,352   FHA, Azalea Garden,
                Series 051-11086,
                8.375% due 08/30/2030                     1,017,532
  5,157,763   FHA/VA, Pool #355533,   6.750% due
              11/15/2028                                  4,928,887
                                                        -----------
                                                          5,946,419
                                                        -----------
Federal National Mortgage Association
(FNMA) -- 39.1%
              FNMA:
  5,685,460   Pool #030302,
                7.000% due 10/25/2025                     5,561,090
    215,771   Pool #040305,
                11.500% due 02/01/2014                      243,956
     85,103   Pool #058255,
                11.500% due 11/01/2010                       96,219
    102,193   Pool #081585,
                11.500% due 07/01/2012                      115,542
  2,740,531   Pool #100081,
                11.500% due 08/20/2016                    3,098,513
    356,733   Pool #210448,
                11.500% due 11/01/2015                      403,331
  4,276,979   Pool #250323,
                7.000% due 06/01/2002                     4,293,018
  3,028,360   Pool #303105,
                11.000% due 11/01/2020                    3,384,192
  3,432,505   Pool #303645,
                11.000% due 09/01/2019                    3,835,824
    836,566   Pool #336457,
                10.500% due 11/01/2020                      924,405




  7,000,000   Series 1988-17, Class C,
                10.000% due 06/25/2018                    7,565,814
  3,536,206   Series 1989-98, Class D,
                9.200% due 04/25/2019                     3,643,255
  5,000,000   Series 1990-117, Class E,
                8.950% due 10/25/2020                     5,261,817
  8,852,496   Series 1990-120, Class G,
                9.000% due 11/25/2019                     9,109,066
  7,338,722   Series 1991-98, Class H,
                8.750% due 08/25/2021                     7,625,654
  5,000,000   Series 1993-138, Class L,
                7.000% due 08/25/2023                     4,809,642
  7,500,000   Series 1993-144, Class C,
                7.000% due 07/25/2019                     7,457,702
  2,500,000   Series 1994-17, Class G,
                6.250% due 09/25/2007                     2,472,446
  1,360,000   Series 1994-60, Class PJ,
                7.000% due 04/25/2024                     1,307,348
  7,634,900   Series 1996-28, Class PJ,
                6.500% due 12/25/2024                     7,320,844
  5,700,000   Series 1996-36, Class PH,
                7.000% due 01/25/2026                     5,653,572
 10,000,000   Series 1996-55, Class PK,
                7.000% due 11/25/2026                     9,655,000
                                                        -----------
                                                         93,838,250
                                                        -----------

Government National Mortgage Association
(GNMA) -- 11.4%
              GNMA:
  4,207,620   Pool #780096,
                11.000% due 04/15/2021                    4,707,275
  3,108,743   Pool #780103,
                11.000% due 02/15/2025                    3,477,905
  5,200,000   Series 1996-9, Class PD,
                7.000% due 01/20/2025                     5,132,343
  4,361,000   Series 1996-9, Class PE,
                7.000% due 10/20/2025                     4,329,762
 10,100,000   Series 1996-11, Class PD,
                7.000% due 06/20/2025                     9,933,147
                                                        -----------
                                                         27,580,432
                                                        -----------
Small Business Administration (SBA) -- 3.3%
  8,000,000   SBA, Pool # 503548,
                5.875% due 11/25/2021                     8,000,000
                                                        -----------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS
  (Cost $176,307,916)                                   176,367,732
                                                        -----------
U.S. TREASURY OBLIGATIONS -- 13.7%
U.S. Treasury Bonds -- 5.8%
  4,315,000   7.875% due 11/15/2004                       4,708,830
  2,000,000   8.750% due 11/15/2008                       2,248,160
  4,000,000   8.125% due 08/15/2019                       4,625,120
  2,000,000   8.000% due 11/15/2021                       2,295,120
                                                        -----------
                                                         13,877,230
                                                        -----------
U.S. Treasury Note -- 7.9%
 2,000,000    9.125% due 05/15/1999                       2,137,240
16,000,000    7.500% due 11/15/2001                      16,844,160
                                                        -----------
                                                         18,981,400
                                                        -----------

TOTAL U.S. TREASURY
  OBLIGATIONS
  (Cost $32,714,133)                                     32,858,630
                                                        -----------

Shares
----------
SHORT-TERM INVESTMENTS -- 0.4%

   760,810    Dreyfus Cash Management Plus Fund             760,810
    81,434    Federated Prime Obligations Fund               81,434
                                                        -----------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $842,244)                                           842,244
                                                        -----------




Principal
Amount                                                  Value
------                                                  -----

REPURCHASE AGREEMENT -- 1.8%
(Cost $4,277,000)

 4,277,000   Agreement with Morgan (J.P.) & Company,
               5.750% dated 12/31/1996 to be
               repurchased at $4,278,366 on
               01/02/1997, collateralized by
               $3,540,000 U.S. Treasury Bonds,
               8.500% due 05/15/2020
               (value $4,401,498)                         4,277,000
                                                       ------------
TOTAL INVESTMENTS
  (Cost $237,936,292*)                   99.2%          238,372,097
OTHER ASSETS AND
  LIABILITIES (Net)                       0.8             1,871,813
                                        -----          ------------
NET ASSETS                              100.0%         $240,243,910
                                        =====          ============

----------------
* Aggregate cost for Federal tax purposes.
# Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.





Munder Michigan Triple Tax-Free Bond Fund
Portfolio of Investments, December 31, 1996 (Unaudited)


                                                                     Rating
Principal                                                        ------------------
Amount                                                            S&P       Moody's          Value
----------                                                      -------     --------     ----------

MUNICIPAL BONDS AND NOTES -- 92.9%

Michigan -- 92.9%

$  840,000   Birmingham Public Schools, Michigan, School
                Building, GO, (MBIA Insured),
                5.000% due 05/01/2014                           AAA         Aaa        $     785,400
 1,000,000   Caledonia Community Schools, Michigan, GO,
                (AMBAC Insured),
                5.500% due 05/01/2022                           AAA         Aaa              982,500
 1,000,000   Clarkston, Michigan, Community School, GO,
                (FGIC Insured, Q-SBLF),
                6.250% due 05/01/2005                           AAA         Aaa            1,102,500
   600,000   Clintondale Community Schools, Michigan, GO,
                5.250% due 05/01/2015                            AA          Aa              577,500
 1,055,000   De Witt, Michigan, Public Schools, GO,
                (AMBAC Insured, Q-SBLF),
                5.500% due 05/01/2011                           AAA         Aaa            1,057,637
   700,000   Dearborn School District, Michigan, GO,
                (MBIA Insured),
                5.000% due 05/01/2014                           AAA         Aaa              658,000
 1,000,000   Dexter Community Schools, Michigan, GO,
                5.700% due 05/01/2014                            AA          Aa            1,008,750
 1,000,000   Ferris State University, Michigan, Revenue
                Refunding, (MBIA Insured),
                5.250% due 10/01/2015                           AAA         Aaa              968,750
 1,000,000   Grand Ledge, Michigan, Public Schools
                District, GO, Pre-refunded, (MBIA Insured,
                Q-SBLF),
                6.600% due 05/01/2004                           AAA         Aaa            1,131,250
   750,000   Grand Rapids, Michigan, Building Authority,
                Refunding and Improvement Revenue,
                5.500% due 04/01/2013                            A+          A1              737,813
 1,000,000   Hastings, Michigan, School District, GO,
                (FGIC Insured, Q-SBLF),
                5.625% due 05/01/2018                           AAA         Aaa              992,500
   950,000   Hudsonville Public Schools, Michigan, Series
                B, GO, (FGIC Insured),
                6.000% due 05/01/2014                           AAA         Aaa              991,563
 1,000,000   Kalamazoo, Michigan, City School District,
                GO, (FGIC Insured),
                5.700% due 05/01/2016                           AAA         Aaa            1,015,000
   500,000   Kenowa Hills, Michigan, Public Schools, GO,
                (MBIA Insured),
                5.625% due 05/01/2010                           AAA         Aaa              512,500





   500,000   Lansing Board of Water & Light, (Water Supply
                & Electric Utility Systems Revenue),
                Series A,
                6.200% due 07/01/2004                            AA          Aa              546,875
   890,000   Lansing Sewer Disposal Systems Revenue,
                (FGIC Insured),
                5.700% due 05/01/2009                           AAA         Aaa              904,462
 1,000,000   Lincoln Consolidated School District,
                Michigan, GO, (FGIC Insured, Q-SBLF),
                5.800% due 05/01/2014                           AAA         Aaa            1,010,000
   700,000   Livonia Public School District, Michigan, GO,
                (FGIC Insured),
                5.125% due 05/01/2022                           AAA         Aaa              651,875
 1,000,000   Michigan Higher Education, Student Loan
                Authority, (AMBAC Insured), Series XII-M,
                4.900% due 03/01/2002                           AAA         N/R            1,002,500
 1,000,000   Michigan Municipal Bond Authority Revenue,
                State Revolving Fund,
                6.500% due 10/01/2011                            AA          Aa            1,122,500
   600,000   Michigan Public Power Agency Revenue,
                (Belle River Project), Series A,
                5.250% due 01/01/2018                           AA-          A1              565,500
 1,000,000   Michigan State Comprehensive Transportation
                Revenue, Series A, (MBIA Insured),
                5.250% due 08/01/2012                           AAA         Aaa              981,250
 1,000,000   Michigan State Hospital Financing Authority
                Revenue, (Henry Ford Continuing Care),
                6.750% due 07/01/2011                            AA          Aa            1,067,500
 1,000,000   Michigan State Housing Development Authority,
                Series A, 6.450% due 12/01/2014                 AA+          NR            1,033,750
 1,000,000   Michigan State Trunk Line Highway Revenue,
                Series A, (FGIC Insured),
                5.500% due 11/01/2016                           AAA         Aaa              985,000
 1,000,000   Northview, Michigan, Public School District,
                GO, (MBIA Insured, Q-SBLF),
                5.800% due 05/01/2021                           AAA         Aaa            1,013,750
   650,000   Novi, Michigan, Community School District,
                GO, (FGIC Insured, Q-SBLF),
                5.300% due 05/01/2014                           AAA         Aaa              624,812
   500,000   Oakland Community College, Michigan,
                Refunding and Improvement, GO, (MBIA
                Insured),
                5.250% due 05/01/2018                           AAA         Aaa              475,625





 1,000,000   Plymouth-Canton, Michigan, Community School
                District, GO, Series A,
                6.625% due 05/01/2016                            AA          Aa            1,058,750
 1,000,000   Redford, Michigan, Unified School District,
                GO, (FGIC Insured, Q-SBLF),
                5.750% due 05/01/2011                           AAA         Aaa            1,026,250
   500,000   Rochester Community School District,
                Michigan, GO, Pre-refunded, (Q-SBLF),
                6.500% due 05/01/2002                            AA          NR              544,375
   600,000   Royal Oak, Michigan, Hospital Finance
                Authority, Hospital Revenue, (William
                Beaumont Hospital), Series G,
                5.500% due 11/15/2013                            AA          Aa              595,500
 1,000,000   Saint Johns, Michigan, Public Schools
                District, GO, (FGIC Insured, Q-SBLF),
                5.625% due 05/01/2020                           AAA         Aaa              993,750
 1,000,000   South Redford, Michigan, School District, GO,
                (FGIC Insured, Q-SBLF),
                5.350% due 05/01/2010                           AAA         Aaa              996,250
   600,000   University of Michigan, Hospital Revenue,
                Series A, 5.500% due 12/01/2021                  AA          Aa              577,500
 1,000,000   Waterford Township School District, Michigan,
                GO, (FGIC Insured),
                6.250% due 06/01/2010                           AAA         Aaa            1,061,250
 1,000,000   West Bloomfield School District, Michigan,
                GO, (MBIA Insured),
                5.125% due 05/01/2014                           AAA         Aaa              950,000
   500,000   Willow Run, Michigan, Community Schools, GO,
                (AMBAC Insured, Q-SBLF),
                5.000% due 05/01/2016                           AAA         Aaa              466,250
 1,000,000   Ypsilanti, Michigan, School District, GO,
                (FGIC Insured, Q-SBLF),
                5.750% due 05/01/2020                           AAA         Aaa            1,002,500
                                                                                         -----------
  TOTAL MUNICIPAL BONDS AND NOTES (Cost $33,280,787)                                      33,779,437
                                                                                         -----------


Shares                                                                                         Value
------                                                                                         -----
SHORT-TERM INVESTMENTS -- 5.9%
1,703,273    Dreyfus Tax-Exempt Cash Management Fund                                       1,703,273
  459,514    Navigator Tax-Free Money Market Fund                                            459,514
                                                                                        ------------
  TOTAL SHORT-TERM INVESTMENTS (Cost $2,162,787)                                           2,162,787
                                                                                        ------------

  TOTAL INVESTMENTS (Cost $35,443,574*)                                     98.8%         35,942,224
  OTHER ASSETS AND LIABILITIES (Net)                                         1.2             452,675
                                                                           -----        ------------
  NET ASSETS                                                               100.0%       $ 36,394,899
                                                                           =====        ============

----------------
* Aggregate cost for Federal tax purposes.



ABBREVIATIONS:

AMBAC  -- American Municipal Bond Assurance Corporation
FGIC   -- Federal Guaranty Insurance Corporation
GO     -- General Obligation Bonds
MBIA   -- Municipal Bond Investors Assurance
Q-SBLF -- Qualified School Bond Loan Fund

See Notes to Financial Statements.




Munder Tax-Free Bond Fund
Portfolio of Investments, December 31, 1996 (Unaudited)

                                                                     Rating
Principal                                                        ------------------
Amount                                                            S&P       Moody's          Value
----------                                                      -------     --------     ----------


MUNICIPAL BONDS AND NOTES -- 98.2%
Arizona -- 2.0%
$2,000,000   Arizona State University Student Fee Revenue,
                Pre-refunded,
                7.000% due 07/01/2002                            AA        Aaa           $ 2,257,500
 1,600,000   Phoenix, Arizona Water Systems Revenue, ETM,
                8.000% due 06/01/2003                           AAA        Aaa             1,894,000
                                                                                         -----------
                                                                                           4,151,500
                                                                                         -----------

California -- 2.0%
 2,905,000   Perris, California Community Facilities
                Revenue, ETM,
                8.750% due 10/01/2021                            NR        Aaa             4,045,213
                                                                                         -----------

Connecticut -- 1.1%
 2,000,000   Connecticut State Transportation
                Infrastructure,
                Special Tax Obligation Revenue,
                Pre-refunded,
                6.750% due 06/01/2003                           AAA         NR             2,230,000
                                                                                         -----------

Florida -- 23.0%
             Florida State, Board of Education:
  2,000,000    Administrative Capital Revenue,
                8.400% due 06/01/2007                            AA         Aa             2,515,000
  6,210,000    Capital Outlay, Refunding, Public
                Education,
                GO, Series A,
                5.500% due 06/01/2019                            AA         Aa             6,147,900
  2,500,000  Florida State Turnpike Authority Revenue,
                Department of
                Transportation, Series A, (FGIC Insured),
                5.500% due 07/01/2012                           AAA        Aaa             2,503,125
             Gainesville, Florida, Utility Systems
                Revenue:
  2,465,000     ETM,
                8.125% due 10/01/2014                           AAA        Aaa             3,075,088
  3,000,000     Series A,
                6.500% due 10/01/2012                            AA         Aa             3,371,250
  3,000,000  Hillsborough County, Florida, School District
                Revenue, (MBIA Insured),
                7.000% due 08/15/2005                           AAA        Aaa             3,438,750
  5,000,000  Orlando, Florida, Utilities Commission, Water
                and Electric Revenue Refunding, Series D,
                6.750% due 10/01/2017                           AA-         Aa             5,831,250
  1,375,000  Orlando & Orange Counties, Florida,
                Expressway Authority Revenue, ETM, (FGIC
                Insured),
                6.750% due 07/01/2019                           AAA        Aaa             1,502,187
  4,135,000  Palm Beach County, Florida, GO,
                6.750% due 07/01/2011                            AA         Aa             4,688,056





             Port Everglades, Florida, Port Authority
                Revenue, ETM:
  4,460,000    7.500% due 11/01/2006                            AAA        Aaa             5,023,075
  7,600,000    7.125% due 11/01/2016                            AAA        Aaa             8,920,500
                                                                                         -----------
                                                                                          47,016,181
                                                                                         -----------

Georgia -- 10.6%
             Georgia State, GO:
  4,500,000    7.400% due 08/01/2007                            AA+        Aaa             5,428,125
  2,000,000    Series B,
               6.250% due 03/01/2011                            AA+        Aaa             2,210,000
  2,450,000    Series C,
               7.500% due 04/01/2001                            AA+        Aaa             2,750,125
  5,130,000  Georgia State, Municipal Electric Power
               Authority Revenue,
               6.500% due 01/01/2012                              A          A             5,662,238
  5,100,000  Metro Atlanta Rapid Transit Authority,
               Series K,
               6.250% due 07/01/2018                            AA-         A1             5,565,375
                                                                                         -----------
                                                                                          21,615,863
                                                                                         -----------

Hawaii -- 1.2%
  2,000,000  Honolulu, Hawaii, GO,
               7.350% due 07/01/2008                             AA         Aa             2,417,500
                                                                                         -----------
Illinois -- 4.3%
  1,000,000  Addison, Illinois, Single-family Mortgage
               Revenue, ETM,
               7.500% due 04/01/2011                            AAA         NR             1,160,000
  2,200,000  Chicago, Illinois, Public Building Commission
               Revenue, ETM,
               7.700% due 01/01/2006                            AAA         A1             2,616,240
  4,500,000  Illinois State, Sales Tax Revenue, Series P,
                6.500% due 06/15/2022                           AAA         A1             5,023,125
                                                                                         -----------
                                                                                           8,799,365
                                                                                         -----------
  Kansas -- 1.1%
  2,045,000  Shawnee County, Kansas, Series B, GO,
                Pre-refunded,
                7.375% due 09/01/2001                           AA+        Aaa             2,290,400
                                                                                         -----------
  Maryland -- 2.5%
  5,000,000  Maryland State, State and Local Facilities,
                Second Series, GO,
                5.000% due 10/15/2007                           AAA        Aaa             5,025,000
                                                                                         -----------





  Michigan -- 20.2%
  2,040,000  Avondale, Michigan, School District Revenue,
                8.250% due 05/01/2002                            AA         Aa             2,386,800
  2,600,000  Clarkston, Michigan, Community Schools
                District, GO,
                (FGIC Insured, Q-SBLF),
                5.550% due 05/01/2010                           AAA        Aaa             2,642,250
  1,840,000  Grand Rapids, Michigan, Community College,
                GO, (MBIA Insured),
                5.900% due 05/01/2019                           AAA        Aaa             1,879,100
  1,000,000  Grand Rapids, Michigan, Water Supply Revenue,
                Pre-refunded, (FGIC Insured),
                7.000% due 01/01/2000                           AAA        Aaa             1,092,500
  1,000,000  Lake Orion, Michigan, Community School
                District, Refunding, GO,
                (AMBAC Insured, Q-SBLF),
                5.800% due 05/01/2015                           AAA        Aaa             1,020,000
  4,980,000  Michigan Municipal Bond Authority Revenue,
                (Pooled Project), Series B,
                5.625% due 10/01/2019                            AA         Aa             4,936,425
  5,800,000  Michigan State, Building Authority Revenue,
                Series I,
                6.500% due 10/01/2004                           AA-         A1             6,445,250
  7,000,000  Michigan State, Environmental Protection
                Program, GO,
                6.250% due 11/01/2012                            AA         Aa             7,700,000
             Michigan State, Hospital Financing Authority
                Revenue:
  2,250,000    (Henry Ford Health System), (AMBAC
                Insured),
                6.000% due 09/01/2011                           AAA        Aaa             2,399,062
  3,000,000    McLaren Obligated Group, Pre-refunded,
                7.500% due 09/15/2001                            NR        Aaa             3,431,250
  5,840,000  Michigan State, Trunk Line, Series A,
                (FGIC Insured),
                5.625% due 11/01/2020                           AAA        Aaa             5,803,500
  1,515,000  Saline, Michigan, Area Schools District, GO,
                (FGIC Insured Q-SBLF),
                5.350% due 05/01/2010                           AAA        Aaa             1,513,106
                                                                                         -----------
                                                                                          41,249,243
                                                                                         -----------

   New Mexico -- 3.4%
  1,000,000  Albuquerque, New Mexico, Residential Mortgage
                Bonds, Series A, ETM,
                7.000% due 03/01/2004                            NR        Aaa             1,093,750





   4,455,000 Farmington, New Mexico, Power Authority
                Revenue, Pre-refunded,
                9.875% due 07/01/2005                           AAA        Aaa             5,824,913
                                                                                         -----------
                                                                                           6,918,663
                                                                                         -----------
  Ohio -- 1.6%
  2,000,000  Ohio State, GO,
                6.650% due 09/01/2009                            AA         Aa             2,277,500
  1,000,000  Ohio State Higher Education, Facilities
                Community Revenue, (Denison University
                Project),
                5.150% due 11/01/2008                            AA         A1               990,000
                                                                                         -----------
                                                                                           3,267,500
                                                                                         -----------
  Oklahoma -- 0.6%
  1,000,000  Blackwell, Oklahoma, Hospital and Trust
                Authority, First Mortgage Revenue,
                (Blackwell Regional Hospital), ETM,
                8.350% due 05/01/2009                           AAA         NR             1,237,500
                                                                                         -----------
  South Carolina -- 7.2%
  2,215,000  South Carolina, State Highway, Series B,
                5.650% due 07/01/2021                           AAA        Aaa             2,226,075
  5,000,000  South Carolina, State Public Service
                Authority Revenue,
                Series B, Pre-refunded,
                7.100% due 07/01/2001                           AAA        Aaa             5,612,500
  6,900,000  South Carolina, State Public Service
                Authority Revenue, Series A, (MBIA
                Insured),
                5.750% due 01/01/2022                           AAA        Aaa             6,951,750
                                                                                         -----------
                                                                                          14,790,325
                                                                                         -----------
  Tennessee -- 4.5%
             Shelby County, Tennessee:
  6,100,000    Refunding, Series A, GO,
                5.500% due 04/01/2009                           AA+         Aa             6,229,625
  2,800,000    Series A, GO,
                5.850% due 06/01/2017                           AA+         Aa             2,849,000
                                                                                         -----------
                                                                                           9,078,625
                                                                                         -----------

  Texas -- 6.3%
  2,000,000    Harris County, Texas,
                5.875% due 10/01/2006                            AA         Aa             2,132,500
  4,000,000    Houston, Texas, Airport Systems Revenue, ETM,
                9.500% due 07/01/2010                           AAA        Aaa             5,305,000





  2,495,000    Plano, Texas, Independent School District,
                GO, (PSFG),
                8.500% due 02/15/2004                           AAA        Aaa             3,053,256
  2,000,000   Spring, Texas, Independent School District
                Authority,
                GO, (PSFG),
                6.875% due 08/15/2009                           AAA        Aaa             2,282,500
                                                                                         -----------
                                                                                          12,773,256
                                                                                         -----------
  Virginia -- 2.0%
  2,000,000  Richmond, Virginia, Public Improvement,
                Series A, GO,
                5.500% due 01/15/2016                            AA         A1             1,990,000
  2,115,000  Virginia College Building Authority,
                Educational Facilities Revenue, (21st
                Century College Project),
                5.250% due 08/01/2016                            AA         Aa             2,035,688
                                                                                         -----------
                                                                                           4,025,688
                                                                                         -----------
  Washington -- 1.2%
  1,815,000  Douglas County, Washington, Public Utility
               District No. 1,
               GO, (Wells Hydroelectric Project),
               Pre-refunded, 8.750% due 09/01/2006               A+        Aaa             2,391,262
                                                                                         -----------
  Wisconsin -- 3.4%
  6,145,000  Wisconsin State, GO, Series B,
                7.000% due 05/01/2004                            AA         Aa             7,005,300
                                                                                         -----------
  TOTAL MUNICIPAL BONDS AND NOTES
    (Cost $190,652,940)                                                                  200,328,384
                                                                                         -----------





Shares                                                                                         Value
------                                                                                         -----
SHORT-TERM INVESTMENTS -- 0.2%
    171,534  Dreyfus Tax-Exempt Cash Management Fund                                         171,534
    280,698  Navigator Tax-Free Money Market Fund                                            280,698
                                                                                        ------------
TOTAL SHORT-TERM INVESTMENTS                                                                 452,232
                                                                                        ------------
    (Cost $452,232)
TOTAL INVESTMENTS (Cost $191,105,172*)                                       98.4%       200,780,616
OTHER ASSETS AND LIABILITIES (Net)                                            1.6          3,284,867
                                                                            -----       ------------
  NET ASSETS                                                                100.0%      $204,065,483
                                                                            =====       ============

----------------
* Aggregate cost for Federal tax purposes.


ABBREVIATIONS:



AMBAC  -- American Municipal Bond Assurance Corporation
ETM    -- Escrowed to Maturity
FGIC   -- Federal Guaranty Insurance Corporation
GO     -- General Obligation Bonds
MBIA   -- Municipal Bond Investors Assurance
PSFG   -- Permanent School Fund Guaranteed
Q-SBLF -- Qualified School Bond Loan Fund

See Notes to Financial Statements.




Munder Tax-Free Intermediate Bond Fund
Portfolio of Investments, December 31, 1996 (Unaudited)


                                                                     Rating
Principal                                                        ------------------
Amount                                                            S&P       Moody's          Value
----------                                                      -------     --------     ----------
MUNICIPAL BONDS AND NOTES -- 98.3%
Alabama -- 2.1%
 $6,265,000  Alabama State Public School and College
                Authority Revenue, Series A,
                5.750% due 08/01/2003                           AA-         Aa          $  6,648,731
                                                                                        ------------

Arizona -- 3.9%
  5,525,000  Arizona State Transportation Board, Highway
                Revenue, Series A,
                6.000% due 07/01/2000                            AA         Aa             5,815,063
             Phoenix, Arizona, Civic Improvement
                Corporation, Wastewater System Revenue,
                Pre-refunded:
  4,000,000    6.000% due 07/01/2003                            AAA         NR             4,370,000
  2,000,000    6.125% due 07/01/2003                            AAA         NR             2,200,000
                                                                                        ------------
                                                                                          12,385,063
                                                                                        ------------

California -- 4.7%
  6,100,000  Los Angeles County, California, Metropolitan
                Transportation Authority,
                Sales Tax Revenue, Series B, (AMBAC
                Insured),
                8.000% due 07/01/2003                           AAA        Aaa             7,243,750
  6,070,000  Sacramento County, California, Sanitation
                District Financing Authority Revenue,
                9.000% due 12/01/2002                            AA         Aa             7,458,513
                                                                                        ------------
                                                                                          14,702,263
                                                                                        ------------

Colorado -- 1.0%
  3,000,000  Poudre Valley, Colorado, Hospital District,
                Hospital Revenue, (AMBAC Insured),
                Pre-refunded,
                6.625% due 12/01/2001                           AAA        Aaa             3,300,000
                                                                                        ------------

Florida -- 7.4%
  3,900,000  Dade County, Florida, Aviation Revenue,
                Series X,
                5.300% due 10/01/2002                             A         Aa             4,041,375
  6,500,000  Florida State, Board of Education, Capital
                Outlay, Series D,
                6.000% due 06/01/2005                            AA         Aa             7,036,250
             Jacksonville, Florida, Electric Authority
                Revenue:
  5,000,000    Bulk Power Supply System Sherer, Series
                4-1-A, Pre-refunded,
                6.750% due 10/01/2000                            AA        Aaa             5,481,250





             Jacksonville, Florida, Electric Authority
               Revenue (Continued):
  3,100,000    St. John's River Power Park System, Series
               10,
               6.500% due 10/01/2003                             AA        Aa1             3,425,500
  3,000,000  Orlando, Florida, Utilities Commission, Water
                and Electric Revenue,
                Series A, Pre-refunded,
               6.500% due 10/01/2001                            AA-        Aaa             3,307,500
                                                                                        ------------
                                                                                          23,291,875
                                                                                        ------------

Georgia -- 1.1%
  3,000,000  Georgia State, GO, Series D,
                7.400% due 08/01/1999                           AA+        Aaa             3,243,750
                                                                                        ------------

Hawaii -- 3.5%
             Hawaii State, GO:
  3,000,000    Series BS, Pre-refunded,
                7.125% due 09/01/2000                            AA        Aaa             3,315,000
  3,000,000    Series BZ,
                6.250% due 10/01/2002                            AA         Aa             3,236,250
  3,650,000  Honolulu, Hawaii, City and County, GO,
                Series A, ETM,
                10.000% due 08/01/2000                           AA        Aaa             4,325,250
                                                                                        ------------
                                                                                          10,876,500
                                                                                        ------------

Illinois -- 2.9%
  3,500,000  Chicago, Illinois, Metropolitan Water
                District,
                Capital Improvement,
                6.700% due 01/01/2003                            AA         Aa             3,863,125
  5,000,000  Metropolitan Pier & Exposition Authority,
                Illinios Dedicated State Tax Revenue,
                (McCormick Plan Exposition), (AMBAC
                Insured),
                5.750% due 06/15/2002                           AAA        Aaa             5,187,500
                                                                                        ------------
                                                                                           9,050,625
                                                                                        ------------

Maryland -- 5.4%
             Montgomery County, Maryland, Consolidated
                Public Improvement, GO:
  4,000,000    Series A,
                5.200% due 10/01/2001                           AAA        Aaa             4,140,000
  3,750,000    Series B,
                6.875% due 10/01/2000                           AAA        Aaa             4,082,812





  5,000,000  Prince George's County, Maryland,
                Consolidated Public Improvement, GO, (MBIA
                Insured),
                6.250% due 01/01/2005                           AAA        Aaa             5,493,750
  3,030,000  Washington County, Maryland, Suburban
                Sanitation District, General Construction,
                GO, Series 1,
                6.900% due 06/01/2000                           AAA        Aaa             3,329,212
                                                                                        ------------
                                                                                          17,045,774
                                                                                        ------------

Massachusetts -- 5.3%
  5,000,000  Massachusetts Bay Transportation Authority,
                Series B, Pre-refunded,
                7.800% due 03/01/2001                            A+        Aaa             5,693,750
             Massachusetts Water Resource Authority
                Revenue,
                Series A, Pre-refunded:
  3,675,000     7.500% due 04/01/2000                           AAA        Aaa             4,088,438
  6,000,000     6.750% due 07/15/2002                           AAA        Aaa             6,735,000
                                                                                        ------------
                                                                                          16,517,188
                                                                                        ------------

Michigan -- 29.8%
  2,500,000  Caledonia, Michigan, Community Schools,
                (AMBAC Insured), Pre-refunded,
                6.700% due 05/01/2002                           AAA        Aaa             2,790,625
  9,200,000  Chippewa Valley, Michigan, Schools, GO,
                (FGIC Insured, Q-SBLF), Pre-refunded,
                6.375% due 05/01/2001                           AAA        Aaa            10,005,000
             Gaylord, Michigan, Community Schools, GO:
  1,075,000    7.000% due 05/01/2001                             AA         Aa             1,179,813
  2,350,000    Pre-refunded,
                6.600% due 05/01/2002                            AA         Aa             2,605,562
  2,400,000  Grand Rapids, Michigan, Public Schools, GO,
                8.000% due 05/01/1999                           AA-         Aa             2,598,000
  2,325,000  Kentwood, Michigan, Public School District,
                GO, Pre-refunded,
                7.150% due 05/01/1999                            A+         NR             2,516,812
  2,000,000  Livonia, Michigan, Public Schools, (FGIC
                Insured),
                Series II, Pre-refunded,
                6.300% due 05/01/2002                           AAA        Aaa             2,195,000





             Michigan State Building Authority Revenue,
                Series I:
  5,000,000     6.500% due 10/01/2004                           AA-         A1             5,556,250
                (AMBAC Insured):
  5,000,000     6.250% due 10/01/2003                           AAA        Aaa             5,450,000
  5,600,000     6.000% due 10/01/2006                           AAA        Aaa             6,034,000
             Michigan State Comprehensive Transportation
                Revenue,
  3,000,000     Series 1988-I, Pre-refunded,
                7.625% due 09/01/1998                           AA-         NR             3,232,500
             Michigan State Hospital Finance Authority
                Revenue, Pre-refunded:
  1,000,000     McLaren Obligated Group, Series A,
                7.500% due 09/15/2001                            NR        Aaa             1,143,750
  2,900,000    Oakwood Hospital Obligated Group, (FGIC
                Insured),
                7.000% due 07/01/2000                           AAA        Aaa             3,200,875
             Michigan State Trunk Line Highway Revenue:
                Series A:
  3,160,000     5.625% due 10/01/2003                           AA-         A1             3,310,100
  7,000,000     Pre-refunded,
                7.000% due 08/15/1999                           AAA         NR             7,612,500
  2,300,000     Series B,
                5.400% due 11/15/2001                           AA-         A1             2,380,500
  1,000,000  Okemos, Michigan, Public School District, GO,
                Series I,
                6.400% due 05/01/2001                            AA         Aa             1,078,750
  6,875,000  Plymouth-Canton, Michigan, Community School
                District,
                Series B, (Q-SBLF), GO, Pre-refunded,
                6.800% due 05/01/2001                            AA         Aa             7,545,312
             Rochester Community School District,
                Michigan, GO:
  3,350,000     6.000% due 05/01/2002                            AA         Aa             3,563,563
  2,000,000     Pre-refunded,
                6.500% due 05/01/2002                            AA         NR             2,177,500
  5,000,000  Royal Oak, Michigan, Hospital Finance
                Authority Revenue, (William Beaumont
                Hospital), Series C, Pre-refunded,
                7.200% due 01/01/1999                            NR        Aaa             5,387,500
  1,250,000  Troy, Michigan, City School District, GO,
                7.000% due 05/01/2001                            AA         Aa             1,375,000
  3,000,000  University of Michigan, Hospital Revenue,
                Series A,
                7.500% due 12/01/2001                            AA         Aa             3,371,250





  6,750,000  Western Michigan University Revenue,
                Series A,
                (AMBAC Insured), Pre-refunded,
                6.500% due 07/15/2001                           AAA        Aaa             7,425,000
                                                                                        ------------
                                                                                          93,735,162
                                                                                        ------------
Minnesota -- 1.2%
  3,500,000  Minnesota State, GO, Pre-refunded,
                6.250% due 08/01/2002                           AAA        Aaa             3,788,750
                                                                                        ------------

Nevada -- 0.5%
  1,465,000  Clark County, Nevada School District,
                Building and Renovation, Series B, (FGIC
                Insured),
                5.500% due 06/15/2002                           AAA        Aaa             1,523,600
                                                                                        ------------

New York -- 1.8%
  5,000,000  New York State, Local Assistance Corporation,
                Series A, Pre-refunded,
                7.250% due 04/01/2001                           AAA        Aaa             5,618,750
                                                                                        ------------

Pennsylvania -- 1.7%
  5,000,000  Pennsylvania State, GO, Series 3,
                6.000% due 11/15/2003                           AA-         A1             5,400,000
                                                                                        ------------

Rhode Island -- 1.8%
  5,100,000  Rhode Island Depositors Economic Protection
                Corporation, Special Obligation, Series A,
                Pre-refunded,
                6.950% due 08/01/2002                           AAA        Aaa             5,763,000
                                                                                        ------------

South Carolina -- 7.4%
  4,500,000  South Carolina Capital Improvement, Series A,
                6.200% due 02/01/2000                           AAA        Aaa             4,764,375
             South Carolina State Public Service Authority
                Revenue, Pre-refunded:
                Santee Cooper, Series D, (AMBAC Insured):
  2,615,000     6.625% due 07/01/2002                           AAA        Aaa             2,915,725
  2,440,000     6.500% due 07/01/2002                           AAA        Aaa             2,705,350
  4,500,000     Series B,
                6.500% due 07/01/2001                           AAA        Aaa             4,944,375
  7,000,000  York County, South Carolina, Public
                Facilities Corporation, COP, Pre-refunded,
                7.500% due 06/01/2001                            NR        Aaa             7,962,500
                                                                                        ------------
                                                                                          23,292,325
                                                                                        ------------





Texas -- 8.5%
  1,750,000  Dallas County, Texas, GO,
                5.500% due 08/15/2002                           AAA        Aaa             1,841,875
  2,100,000  Dallas, Texas, GO, ETM,
                7.000% due 05/01/2004                           AAA        Aaa             2,407,125
  3,070,000  Dallas, Texas, Waterworks and Sewer Authority
                Revenue,
                7.750% due 04/01/2003                            AA         Aa             3,572,712
  4,085,000  Harris County, Texas, Toll Road, Series A,
                (AMBAC Insured), Pre-refunded,
                6.500% due 08/15/2002                           AAA        Aaa             4,529,244
  2,175,000  Plano, Texas, Independent School District,
                GO, (PSFG),
                8.500% due 02/15/2003                           AAA        Aaa             2,615,438
  3,500,000  Tarrant County, Texas, Water Control Revenue,
                Pre-refunded,
                6.000% due 03/01/2001                            AA        Aaa             3,696,875
  3,000,000  Texas National Research Laboratory
                Commission, Lease Revenue, (Superconducting
                Super Collider Project), Pre-refunded,
                6.550% due 12/01/2001                           AAA        Aaa             3,315,000
  4,500,000  Texas State, GO, Series A, ETM,
                6.100% due 08/01/2001                           AAA        Aaa             4,798,125
                                                                                        ------------
                                                                                          26,776,394
                                                                                        ------------
Virginia -- 5.0%
  3,200,000  Chesapeake, Virginia, Public Improvement
                Revenue,
                7.000% due 05/01/2004                            AA         Aa             3,648,000
  1,600,000  Chesapeake, Virginia, Water & Sewer Revenue,
                7.000% due 12/01/2005                            AA         Aa             1,858,000
  4,870,000  Hampton, Virginia, Public Improvement
                Revenue, Series C,
                6.000% due 08/01/2003                           AA-         Aa             5,259,600
  2,500,000  Roanoke, Virginia, Industrial Development
                Authority, Hospital Revenue,
                Carilion Health Systems, Pre-refunded,
                7.500% due 07/01/2000                            A+        Aaa             2,793,750
  2,190,000  Virginia State, Transportation Board Contract
                Revenue, Series B, (U.S. Route 58
                Corridor),
                5.200% due 05/15/2002                            AA         Aa             2,263,913
                                                                                        ------------
                                                                                          15,823,263
                                                                                        ------------





Wisconsin -- 3.3%
  4,000,000  Wisconsin State, GO, Series C, Pre-refunded,
                6.250% due 05/01/2003                            AA        Aaa             4,335,000
  5,775,000  Wisconsin State Transportation,
                Series B, Pre-refunded,
                5.750% due 07/01/2002                           AAA         NR             6,092,625
                                                                                        ------------
                                                                                          10,427,625
                                                                                        ------------
  TOTAL MUNICIPAL BONDS AND NOTES
    (Cost $300,569,293)                                                                  309,210,638
                                                                                        ------------


Shares
----------
SHORT-TERM INVESTMENT -- 0.1% (Cost $240,156)
240,156      Navigator Tax-Free Money Market Fund                                            240,156
                                                                                        ------------

TOTAL INVESTMENTS (Cost $300,809,449*)                                      98.4%        309,450,794
OTHER ASSETS AND LIABILITIES (Net)                                           1.6           5,000,833
                                                                          ------        ------------
  NET ASSETS                                                               100.0%       $314,451,627
                                                                          ======        ============

----------------
* Aggregate cost for Federal tax purposes.


ABBREVIATIONS:

AMBAC  -- American Municipal Bond Assurance Corporation
COP    -- Certificates of Participation
ETM    -- Escrowed to Maturity
FGIC   -- Federal Guaranty Insurance Corporation
GO     -- General Obligation Bonds
MBIA   -- Municipal Bond Investors Assurance
PSFG   -- Permanent School Fund Guaranteed
Q-SBLF -- Qualified School Board Loan Fund

See Notes to Financial Statements.





Munder Cash Investment Fund
Portfolio of Investments, December 31, 1996 (Unaudited)

                                                                     Rating
Principal                                                        ------------------
Amount                                                            S&P       Moody's          Value
----------                                                      -------     --------     ----------


CERTIFICATES OF DEPOSIT -- 20.2%

  $25,000,000 Bank Tokyo Mitsubishi,
                5.460% due 02/28/1997                            A1/A+      P1/Aa2      $ 25,000,000
   45,000,000 Bayerische Vereinsbank,
                5.380% due 01/21/1997                           A1+/NR      P1/Aa1        45,000,000
   25,000,000 Caisse National de Credit Agricole,
                5.750% due 12/03/1997                           A1+/AA      P1/Aa1        25,000,000
   40,000,000 Canadian Imperial Bank of Commerce, NY,
                5.410% due 01/13/1997                           A1+/AA-     P1/Aa3        40,000,000
   25,000,000 Sanwa Bank,
                5.510% due 03/10/1997                            A1/A       P1/Aa3        25,000,000
   30,000,000 Societe Generale,
                5.500% due 01/10/1997                           A1+/AA-     P1/Aa2        30,000,000
   15,000,000 Union Bank Corporation,
                5.560% due 02/18/1997                            A1/A       P1/A1         15,000,000
                                                                                        ------------
  TOTAL CERTIFICATES OF DEPOSIT
    (Cost $205,000,000)                                                                  205,000,000
                                                                                        ------------

COMMERCIAL PAPER -- 55.4%

  21,000,000 Ameritech Corporation,
                5.410% due 01/28/1997+                          A1+/AA+    P1/Aa2         20,914,793
  15,000,000 B.A.T. Capital Corporation,
                5.400% due 01/15/1997+                           A1/A+      P1/A2         14,968,500
  20,000,000 Caterpillar Inc.,
                5.600% due 01/09/1997+                           A1/A       P1/A2         19,975,111
  40,000,000 Corporate Asset Fund,
                5.300% due 01/30/1997+                          A1+/AAA     P1/NR         39,829,222
  25,000,000 First Chicago Corporation,
                5.340% due 01/30/1997+                           A1/NR      P1/NR         24,892,458
             General Motors Acceptance Corporation:
  25,000,000    5.570% due 02/04/1997+, +++                      A2/A-      P1/A3         24,868,486
  20,000,000    5.620% due 03/17/1997+, +++                      A2/A-      P1/A3         19,765,833
  45,000,000 Golden Managers Acceptance Corporation,
                5.450% due 01/22/1997+, +++                     A1+/NR      NR/NR         44,856,937
             Gotham Funding Corporation:
  25,000,000    5.400% due 01/27/1997+                           A1/NR      P1/NR         24,913,750
  20,000,000    5.370% due 05/19/1997+                           A1/NR      P1/NR         19,588,300
  40,000,000 National Rural Utilities Cooperative
                Finance Corporation,
                5.310% due 01/13/1997+                          A1+/AA     P1/Aa3         39,929,200
  50,000,000 New Center Asset Trust,
                7.000% due 01/02/1997+                          A1+/NR      P1/NR         49,990,278





  40,000,000 PHH Corporation,
                5.370% due 01/21/1997+                           A1/A+      P1/A2         39,880,667
  30,000,000 Philip Morris Companies, Inc.,
                6.300% due 01/02/1997+                           A1/A       P1/A2         29,994,750
             Sanwa Business Credit Company:
  25,000,000    5.370% due 01/09/1997+, +++                      A2/A-     P1/Aa3          24,970,167
  20,000,000    5.380% due 01/27/1997+, +++                      A2/A-     P1/Aa3          19,922,289
             Swedish Export Credit Company:
  25,000,000    5.310% due 01/06/1997+                           A1+/AA+   P1/Aa3          24,981,563
  20,000,000    5.320% due 02/18/1997+                           A1+/AA+   P1/Aa3          19,858,133
  15,000,000 Strategic Asset Funding Corporation,
                5.700% due 01/31/1997+                           A1/NR      P1/NR          14,928,750
  45,000,000 TransAmerica Financial Corporation,
                5.420% due 01/03/1997+                           A1/A       P1/A2          44,986,450
                                                                                        -------------
  TOTAL COMMERCIAL PAPER
    (Cost $564,015,637)                                                                   564,015,637
                                                                                        -------------

U.S. GOVERNMENT AGENCY OBLIGATION -- 2.0%
      (Cost $20,000,000)
20,000,000   Federal Home Loan Bank,
                4.905% due 02/04/1997++                                                   20,000,000
                                                                                        ------------

REPURCHASE AGREEMENTS -- 22.7%

  50,000,000 Agreement with Lehman Brothers Holdings Inc., 6.250%
                dated 12/31/1996 to be repurchased at $50,017,361
                on 01/02/1997, collateralized by $244,310,000 U.S.
                Treasury Notes, 8.500%-8.750% due 02/15/2020
                through 05/15/2020 (value $51,000,574)                                    50,000,000
  31,325,000 Agreement with Merrill Lynch & Company, Inc., 6.000%
                dated 12/31/1996 to be repurchased at $31,335,442
                on 01/02/1997, collateralized by $30,580,000 U.S.
                Treasury Notes, 6.875% due 08/31/1999 (value $31,917,875)                 31,325,000
  50,000,000 Agreement with Morgan (J.P.) & Company, 5.750%
                dated 12/31/1996 to be repurchased at $50,015,972
                on 01/02/1997, collateralized by $43,590,000 U.S.
                Treasury Bonds, 8.125% due 05/15/2021 (value $51,000,300)                 50,000,000





  50,000,000 Agreement with Sanwa BGK Securities Company L.P., 6.700%
                dated 12/31/1996 to be repurchased at $50,018,611 on
                01/02/1997, collateralized by $50,258,000 U.S.
                Treasury Notes, 6.500% due 04/30/1997 (value $51,000,813)                 50,000,000
  50,000,000 Agreement with State Street Bank and Trust Company, 5.750%
                dated 12/31/1996 to be repurchased at $50,015,972 on
                01/02/1997, collateralized by $49,880,000 U.S.
                Treasury Notes, 6.000% due 08/31/1997 (value $51,002,300)                 50,000,000
                                                                                        ------------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $231,325,000)                                                                  231,325,000
                                                                                        ------------

TOTAL INVESTMENTS (Cost $1,020,340,637*)                                      100.3%   1,020,340,637
OTHER ASSETS AND LIABILITIES (Net)                                             (0.3)      (3,220,938)
                                                                              -----   --------------
NET ASSETS                                                                    100.0%  $1,017,119,699
                                                                              =====   ==============

----------------
  * Aggregate cost for Federal tax purposes.
  + Rate represents annualized yield at date of purchase.
 ++ Variable rate security. The interest rate shown reflects the rate currently in effect.
+++ Golden Manager Acceptance Corporation, rated D-1+ by Duff and Phelps,
    General Motors Acceptance Corporation, rated F1 by Fitch, and Sanwa Business Credit, rated D-1 by Duff and Phelps are defined as being "Eligible Securities" under Rule 2a-7 under the Investment Company Act of 1940, as amended.

See Notes to Financial Statements.




    Munder Money Market Fund
    Portfolio of Investments, December 31, 1996 (Unaudited)


                                                                       Rating
Principal                                                        -------------------
Amount                                                            S&P        Moody's         Value
----------                                                      ------     --------      ----------
CERTIFICATES OF DEPOSIT -- 21.8%

$5,000,000   Bank Tokyo Mitsubishi,
                5.600% due 01/03/1997                           A1/A+       P1/Aa2      $  5,000,000
  5,000,000  Bayerische Vereinsbank,
                5.380% due 01/21/1997                           A1+/NR      P1/Aa1         5,000,000
  5,000,000  Canadian Imperial Bank,
                5.410% due 01/13/1997                           A1+/AA-     P1/Aa3         5,000,000
  5,000,000  Societe Generale,
                5.500% due 01/10/1997                           A1+/AA-     P1/Aa2         5,000,000
                                                                                         -----------
  TOTAL CERTIFICATES OF DEPOSIT
    (Cost $20,000,000)                                                                    20,000,000
                                                                                         -----------

COMMERCIAL PAPER -- DISCOUNT -- 70.6%

  5,000,000  B.A.T. Capital Corporation,
                5.400% due 01/15/1997+                          A1/A+       P1/A2          4,989,500
  5,000,000  Eiger Capital Corporation,
                5.420% due 01/14/1997+                          A1+/NR      P1/NR          4,990,214
  5,000,000  First Chicago Corporation,
                5.570% due 01/02/1997+                          A1/NR       P1/NR          4,999,227
  5,000,000  Gannett Company Inc.,
                5.350% due 01/08/1997+                          A1/A+       P1/A2          4,994,799
  5,000,000  Golden Managers Acceptance Corporation,
                5.450% due 01/22/1997+,+++                      A1/NR       NR/NR          4,984,104
  5,000,000  Nestle Capital Corporation,
                5.530% due 03/27/1997+                          A1+/NR      P1/NR          4,934,715
  5,000,000  Lucent Technologies,
                5.350% due 01/16/1997+                          A1/A        P1/A2          4,988,854
  5,000,000  PHH Corporation,
                5.370% due 01/21/1997+                          A1/A+       P1/A2          4,985,083
  5,000,000  Sanwa Business Credit Corporation,
                5.380% due 01/13/1997+,+++                      A2/A-       P1/Aa3         4,991,033
  5,000,000  Sony Capital Corporation,
                5.340% due 01/24/1999+                          A1/A        P1/Aa3         4,982,942
  5,000,000  Strategic Asset Funding Corporation,
                5.500% due 01/31/1997+                          A1/NR       P1/NR          4,977,084
  5,000,000  Toshiba America Inc.,
                5.350% due 04/18/1997+                          A1/NR       P1/A1          4,920,493
  5,000,000  Transamerica Finance Corporation,
                5.380% due 01/09/1997+                          A1/A        P1/A2          4,994,022
                                                                                         -----------
  TOTAL COMMERCIAL PAPER -- DISCOUNT
    (Cost $64,732,070)                                                                    64,732,070
                                                                                         -----------






CORPORATE NOTE -- 4.4%
      (Cost $4,021,000)

Finance -- 4.4%
 4,021,000   Capital One Funding Corporation,
                5.840% due 07/01/2014++                                                    4,021,000
                                                                                         -----------
REPURCHASE AGREEMENT -- 3.1%   (Cost $2,877,000)

2,877,000          Agreement with Morgan (J.P.) & Company, 5.750%
                     dated 12/31/1996 to be repurchased at $2,877,919 on
                     01/02/1997,
                     collateralized by $2,323,000 U.S. Treasury Bonds, 8.750%
                     due 08/15/2020 (value $2,935,691)                                     2,877,000
                                                                                         -----------
  TOTAL INVESTMENTS  (Cost $91,630,070*)                                99.9%             91,630,070
  OTHER ASSETS AND LIABILITIES (Net)                                     0.1                  53,116
                                                                       -----           -------------
  NET ASSETS                                                           100.0%         $   91,683,186
                                                                       =====           =============

----------------
  * Aggregate cost for Federal tax purposes.
  + Rate represents annualized yield at date of purchase.
 ++ Variable rate security. The interest rate shown reflects the rate currently in effect.
+++ Sanwa Business Credit Corporation and Golden Managers Acceptance
    Corporation, rated D-1 by Duff and Phelps, are defined as being "Eligible Securities" under Rule 2a-7 under the Investment Company Act of 1940, as amended.

See Notes to Financial Statements.



Munder Tax-Free Money Market Fund
Portfolio of Investments, December 31, 1996 (Unaudited)




                                                                       Rating
Principal                                                        -------------------
Amount                                                            S&P        Moody's         Value
----------                                                      ------     --------      ----------
MUNICIPAL BONDS AND NOTES -- 80.8%

Arizona -- 5.9%
$ 3,400,000  Apache County, Arizona, Industrial
                Development Authority, Industrial
                Development Revenue,
                (Tucson Electric -- 83C),
                (Bankers Trust Corporation, NY, LOC),
                4.100% due 12/15/2018+                          AA-         A1          $  3,400,000
             Pima County, Arizona, Industrial Development
                Authority Revenue:
  3,000,000    (Barclays Bank, LOC),
                4.200% due 03/15/2018+                          AA          Aa2            3,000,000
  1,000,000    (Brush Wellman Inc. Project),
                (National City Bank, LOC),
                4.300% due 09/01/2009+                          NR          NR             1,000,000
  3,000,000    (Tucson Electric Project), Series A,
                (Bank of America, LOC),
                4.100% due 07/01/2022+                          AA-         Aa3            3,000,000
  4,000,000  Pinal County, Arizona, Industrial Development
                Authority,
                Pollution Control Revenue, (Magma Copper
                Company Project), (Banque Nationale de
                Paris, LOC),
                4.150% due 12/01/2011+                          AA-         Aa1            4,000,000
                                                                                         -----------
                                                                                          14,400,000
                                                                                         -----------
Arkansas -- 2.5%
  6,000,000  Little Rock, Arkansas, Health Facilities
                Board, Hospital Revenue, (Southwest
                Hospital), (FGIC Insured),
                (SBPA -- Bank of Nova Scotia),
                4.050% due 10/01/2018+                          AAA         Aaa            6,000,000
                                                                                         -----------

California -- 6.8%
  8,000,000  California State School Cash Reserve Pool,
                Series A,
                (Industrial Bank of Japan, LOC),
                4.750% due 07/02/1997                           Sp1+        MIG1           8,034,535
  5,000,000  Los Angeles County, California, GO, Tax and
                Revenue Anticipation Notes, (Credit Suisse,
                NY, LOC; Morgan Guaranty Trust Company, NY,
                LOC),
                4.500% due 06/30/1997                           Sp1+        MIG1           5,017,084
  3,500,000  Upland California, Multi-family Housing
                Authority Revenue, (Upland Village Green
                Project),
                (Bank of Tokyo, LA, LOC),
                3.050% due 09/01/2010+                          NR          Aa3            3,500,000
                                                                                         -----------
                                                                                          16,551,619
                                                                                         -----------



Colorado -- 1.1%
 1,440,000   Cherry Creek, Colorado, Metropolitan District
                Number One, GO, (Dresdner Bank, A.G., NY,
                LOC),
                4.200% due 06/01/2006+                          A-1+        NR             1,440,000
    335,000  Clear Creek County, Colorado, Revenue Bond,
                (National Westminster Bank, LOC),
                4.050% due 06/01/1998+                          A-1+        NR               335,000
    935,000  Englewood, Colorado, Industrial Development
                Revenue,
                (Swedish Mob I Ltd. Project), (Mitsubishi
                Ltd., LOC),
                4.150% due 12/01/2010+                          AA-         NR               935,000
                                                                                         -----------
                                                                                           2,710,000
                                                                                         -----------
District of Columbia -- 3.6%
             District Of Columbia, Revenue, Aces,
                (Georgetown University),
                (SBPA -- Sanwa Bank):
  1,000,000    Series D,
                4.100% due 04/01/2017+                          A-1+        A1             1,000,000
  7,800,000    Series E,
                4.100% due 04/01/2018+                          A+          A1             7,800,000
                                                                                         -----------
                                                                                           8,800,000
                                                                                         -----------

Florida -- 5.6%
  1,000,000  Boca Raton, Florida, Industrial Development
                Authority,
                Revenue Bonds, (Parking Garage Project),
                (Bankers Trust Corporation, NY, LOC),
                4.375% due 12/01/2014+                          NR          NR             1,000,000
  5,100,000  Dade County, Florida, Housing Finance
                Authority, Multi-family Mortgage Revenue,
                (Miller Lake Apartments), Series L,
                (John Hancock Mutual Life Insured),
                4.350% due 02/01/2005+                          AA+         NR             5,100,000
  1,300,000  Florida Housing Finance Agency, Multi-family
                Housing Revenue Bonds, (Hampton Lakes),
                (CG Life, Inc., LOC),
                4.150% due 07/01/2008+                          AA          NR             1,300,000
  6,400,000  University of North Florida, Foundation,
                Inc., Capital Improvement Revenue, Series
                1994, (First Union National Bank of North
                Carolina, LOC),
                4.050% due 11/01/2024+                          NR          Aa3            6,400,000
                                                                                         -----------
                                                                                          13,800,000
                                                                                         -----------





Georgia -- 5.4%
    900,000  Dekalb County, Georgia, Industrial
                Development Authority, Obligation Revenue,
                (Dart Container Corporation Project),
                (National Westminster Bank, LOC),
                3.900% due 08/01/2011+                          NR          NR               900,000
  2,800,000  Dekalb County, Georgia, Private Hospital,
                Hospital Authority, Revenue Anticipation
                Certificates,
                (Egleston Childrens Health), Series A,
                (Suntrust Bank, Atlanta, GA, LOC),
                4.050 due 12/01/2017+                           AA-         Aa3            2,800,000
  6,995,000  Georgia Municipal Association Pool Board,
                Certificates of Participation, (MBIA
                Insured), (Credit Suisse, LOC),
                4.000% due 12/15/2020+                          AAA         Aaa            6,995,000
  2,400,000  Glynn-Brunswick, Georgia, Memorial Hospital
                Authority, Revenue Anticipation
                Certificates, (Southeast Georgia Project),
                (MBIA Insured),
                (Suntrust Bank, Atlanta, GA, LOC),
                3.650% due 08/01/2016+                          AAA         Aaa            2,400,000
                                                                                         -----------
                                                                                          13,095,000
                                                                                         -----------

Illinois -- 4.6%
  2,000,000  Chicago, Illinois, GO, (MBIA Insured),
                8.000% due 01/01/1997                           AAA         Aaa            2,040,000
    955,000  East Peoria, Illinois, Multi-family Housing
                Revenue, (Radnor/East Peoria Project),
                (Bank of Nova Scotia, LOC),
                4.250% due 06/01/2008+                          NR          Aa2              955,000
             Illinois State Development Finance Authority,
                Industrial Development Authority Revenue:
  3,000,000    (Catholic Charities Housing),
                (National Westminster Bank, LOC),
                4.200% due 01/01/2028+                          NR          Aa2            3,000,000
  4,000,000    (Lake Forest Academy Project), (Northern
                Trust Company, LOC),
                4.200% due 12/01/2024+                          AA-         NR             4,000,000
  1,200,000    (Saint Ignatius College),
                (Northern Trust Company, LOC),
                4.200% due 06/01/2024+                          AA-         NR             1,200,000
                                                                                         -----------
                                                                                          11,195,000
                                                                                         -----------

Indiana -- 6.3%
  5,000,000   Indiana State Bond Bank, Advanced Funding
                Notes,
                4.250% due 01/09/1997                           Sp1+        MIG1           5,000,652
  5,300,000  Indiana State Development Finance Authority
                Revenue, (Educational Facility -- Indiana
                Historical Society), (NBD Bank, Detroit,
                LOC),
                4.200% due 08/01/2031+                          AA-         NR             5,300,000
  5,000,000  Indianapolis, Indiana, Local Public
                Improvement Board, Series A,
                4.250% due 01/09/1997                           Sp1+        NR             5,000,470
                                                                                         -----------
                                                                                          15,301,122
                                                                                         -----------

Iowa -- 3.0%
  2,000,000   Cedar Rapids, Iowa, Pollution Control
                Revenue, Refunding Bonds, (Iowa Electric
                Light & Power Company), (Barclays Bank,
                LOC),
                4.250% due 11/01/2003+                          NR          NR             2,000,000
  5,300,000  Chillicothe, Iowa, Pollution Control Revenue,
                (Iowa Electric and Power Company),
                (Barclays Bank, LOC),
                4.250% due 11/01/2010+                          NR          NR             5,300,000
                                                                                         -----------
                                                                                           7,300,000
                                                                                         -----------

Maryland -- 2.8%
  3,400,000  Baltimore County, Maryland, Revenue Bonds,
                (Sheppard & Enoch Pratt Hospital),
                (Societe Generale, LOC),
                4.150% due 07/01/2022+                          NR          Aa2            3,400,000
             Maryland State Health & Higher Education,
                Facilities Authority Revenue:
    400,000    (Loyola College Issue), (Sanwa Bank, LOC),
                3.950% due 10/01/2010+                          A-1+        Aa3              400,000
  3,000,000    (Helix Health Hospital), Issue-A,
                (NationsBank, LOC),
                4.300% due 07/01/2026+                          A+          NR             3,000,000
                                                                                         -----------
                                                                                           6,800,000
                                                                                         -----------

Michigan -- 2.4%
  4,500,000  Grand Rapids, Michigan, Water Supply, (MBIA
                Insured), Pre-refunded,
                7.875% due 01/01/1998                           AAA         Aaa            4,773,561



  1,100,000  Michigan State Strategic Fund Limited,
                Obligation Revenue, (Community Care
                Properties Project), (National Bank of
                Detroit, LOC),
                4.250% due 09/01/2007+                          NR          NR             1,100,000
                                                                                         -----------
                                                                                           5,873,561
                                                                                         -----------
Mississippi -- 2.5%
  6,000,000  Lawrence County, Mississippi, Pollution
                Control Revenue,
                (Georgia Pacific Corporation Project),
                (Bank of Tokyo, NY, LOC),
                4.125% due 12/01/2000+                          NR          Aa3            6,000,000
                                                                                         -----------
Missouri -- 0.8%
  2,000,000  Columbia, Missouri, Special Obligation
                Reserve, Series A,
                (Toronto Dominion Bank, LOC),
                4.100% due 06/01/2008+                          NR          Aa2            2,000,000
                                                                                         -----------
Nebraska -- 2.9%
  2,000,000  Hamilton County, Nebraska, Industrial
                Development Authority Revenue,
                (The Iams Company Project), (NationsBank,
                LOC),
                4.350% due 07/01/2005+                          NR          NR             2,000,000
  5,000,000  Nebraska Educational Facilities Authority
                Revenue,
                Educational Equipment & Improvement,
                (FGIC Insured), (SBPA -- Mitsubishi Bank of
                New York exp. 04/15/1998),
                4.150% due 12/01/2000+                          AAA         Aaa            5,000,000
                                                                                         -----------
                                                                                           7,000,000
                                                                                         -----------
Nevada -- 2.8%
  6,962,000  Clark County, Nevada, Airport Improvement
                Revenue, Series A-1, (MBIA Insured), (SBPA
                -- National Westminster Bank, exp
                02/19/1999),
                4.000% due 07/01/2012+                          AAA         Aaa            6,962,000
                                                                                         -----------

North Carolina -- 0.8%
  2,000,000  Charlotte, North Carolina, Airport Revenue,
                Series A, (MBIA Insured), (SBPA --
                Commerzbank Aktiengeselexp, exp
                02/04/1997),
                4.000% due 07/01/2016+                          AAA         Aaa            2,000,000
                                                                                         -----------





Ohio -- 1.8%
 2,355,000   Cuyahoga County, Ohio, Industrial Development
                Revenue Refunding, (Curtiss Wright
                Project),
                (National City Bank, LOC),
                4.300% due 12/01/2008+                          NR          NR             2,355,000

 2,000,000   Summit County, Ohio, Bond Anticipation Notes,
                GO, Series C,
                4.375% due 11/20/1997                           NR          MIG1           2,012,370
                                                                                         -----------
                                                                                           4,367,370
                                                                                         -----------

South Dakota -- 0.5%
1,300,000    Lawrence County, South Dakota, Pollution
                Control Revenue, (Homestake Mining),
                (Bank of Nova Scotia, LOC),
                4.650% due 04/01/2003+                          AA-         Aa3            1,300,000
                                                                                         -----------

Tennessee -- 7.3%
  6,700,000  Chattanooga, Tennessee, Industrial
                Development Authority Revenue, (Market
                Street Ltd. Project), (ABN-Amro, LOC),
                4.300% due 12/15/2012+                          AAA         NR             6,700,000
  2,700,000  Clarkville, Tennessee, Public Building
                Authority, (NationsBank, TN, LOC),
                4.300% due 06/01/2024+                          A+          NR             2,700,000
  1,885,000  Greenville, Tennessee, Health & Educational
                Facilities Board Revenue, (Laughlin
                Memorial Hospital Inc. Project),
                (NationsBank, LOC),
                4.300% due 10/01/2014+                          NR          NR             1,885,000
  1,000,000  Hamilton County, Tennessee, Industrial
                Development Revenue Board, (Tennessee
                Aquarium -- Imax),
                (Bank of NY, LOC),
                4.300% due 03/01/2015+                          A+          Aa3            1,000,000
             Metropolitan Government Nashville and
                Davidson County, Tennessee, Health and
                Education Facilities Board:
  1,400,000    (Richland Place, Inc.), (Societe Generale,
                LOC),
                4.150% due 05/01/2023+                          NR          Aa1            1,400,000
  2,100,000    (West Mead Place Project), (NationsBank,
                GA, LOC)
                4.300% due 10/01/2015+                          A+          NR             2,100,000





  2,000,000  Metropolitan Government Nashville and
                Davidson County, Tennessee,
                Industrial Development Board Revenue,
                Multi-family Housing, (Arbor Crest
                Apartments), Series B, (NationsBank, GA,
                LOC),
                4.150% due 12/01/2007+                          NR          Aa3            2,000,000
                                                                                         -----------
                                                                                          17,785,000
                                                                                         -----------
Texas -- 7.1%
  8,700,000  Bexar County, Texas, Health Facilities,
                (RaboBank, Netherlands, LOC),
                4.000% due 07/01/2011+                          AAA         NR             8,700,000
  3,000,000  Lower Neches Valley Authority, Texas,
                (Neches River Treatment Project),
                (Mobil Oil Corporation),
                4.150% due 02/01/2004+                          A-1+        NR             3,000,000
             McAllen, Texas, Health Facilities:
  5,075,000    (Charter Palms Hospital Inc.),
                (Mitsubishi Bank Ltd., LOC),
                3.150% due 03/01/2007+                          NR          Aa3            5,075,000
    600,000  (McAllen Association No. 1), (Westpac
                Banking Corporation, LOC),
                4.000% due 12/01/2024+                          NR          NR               600,000
                                                                                         -----------
                                                                                          17,375,000
                                                                                         -----------

Utah -- 1.1%
  2,700,000  Salt Lake City, Utah, Industrial Development
                Revenue,
                (Leeds and Northup Company),
                (Wachovia Bank, Atlanta, GA, LOC),
                4.300% due 04/01/2008+                          NR          NR             2,700,000
                                                                                         -----------
Virginia -- 0.3%
    800,000  Tazwell County, Virginia, Industrial
                Development Authority Revenue, (Lowes
                Investment Corporation Project), (Wachovia
                Bank, LOC),
                3.650% due 09/01/2005+                          NR          NR               800,000
                                                                                         -----------

Washington -- 1.8%
  1,700,000  Port of Seattle, Washington, GO, (Wachovia
                Bank, LOC),
                4.150% due 01/01/2005+                          AA          Aa1            1,700,000





  2,800,000  Washington State, Public Power Supply
                Systems, (Nuclear Project No. 1), Series
                1A-1, (Bank of America, LOC),
                4.100% due 07/01/2017+                          A+          Aa3            2,800,000
                                                                                         -----------
                                                                                           4,500,000
                                                                                         -----------

Wisconsin -- 1.1%
2,200,000    Prairie, Wisconsin, Industrial Development
                Authority Revenue, (Milwaukee Valve Company
                Project), Series A, (National Bank of
                Detroit, LOC),
                4.400% due 11/01/2001+                          NR          NR             2,200,000
  600,000    Wisconsin State Health Facilities Authority
                Revenue, (Hope Sisters Obligation), Series
                G, (Morgan Guaranty Trust Company, LOC),
                4.150% due 12/01/2001+                          AAA         Aaa              600,000
                                                                                         -----------
                                                                                           2,800,000

                                                                                         -----------
  TOTAL MUNICIPAL BONDS AND NOTES (Cost $197,415,672)                                    197,415,672
                                                                                         -----------

COMMERCIAL PAPER -- 13.3%
  3,500,000  Burke County, GA, (Credit Suisse, LOC)
                3.500% due 01/23/1997                           A-1+        P1             3,500,000
  1,900,000    Burlington, Kansas, (Deutsche Bank, LOC),
                3.500% due 01/23/1997                           A-1+        NR             1,900,000
  2,500,000  Harris County, Texas Health Facilities
                Hospital Authority,
                (Societe Generale, LOC),
                3.650% due 01/14/1997                           A-1+        VMIG1          2,500,000
             Lincoln County, Wyoming,
                (Union Bank of Switzerland, LOC):
  4,500,000    3.450% due 01/07/1997                            A-1+        VMIG1          4,500,000
  3,500,000    3.450% due 01/22/1997                            A-1+        VMIG1          3,500,000
  4,100,000  Louisiana State, (Credit Local de France,
                LOC),
                3.400% due 02/06/1997                           A-1+        VMIG1          4,100,000
  5,000,000  San Antonio, Texas, (Morgan Guaranty Trust
                Company, Union Bank of Switzerland,
                & Toronto Dominion, LOC),
                3.500% due 01/22/1997                           A-1+        P1             5,000,000
  5,000,000  West Baton Rouge, Louisiana, (Dow Chemical,
                LOC),
                3.600% due 01/09/1997                           A-1+        P1             5,000,000
  2,500,000  West Orange Hospital, (RoboBank, LOC),
                3.500% due 02/06/1997                           NR          VMIG1          2,500,000
                                                                                         -----------
  TOTAL COMMERCIAL PAPER (Cost $32,500,000)                                               32,500,000
                                                                                         -----------



Shares                                                                                         Value
----------                                                                                     -----

SHORT-TERM INVESTMENT - 4.9% (Cost $11,968,376)

11,968,376   Dreyfus Tax-Exempt Cash Management Fund                                      11,968,376
                                                                                         -----------
  TOTAL INVESTMENTS (Cost $241,884,048*)                                     99.0%       241,884,048
  OTHER ASSETS AND LIABILITIES (Net)                                          1.0          2,429,267
                                                                             ----        -----------
  NET ASSETS                                                                100.0%      $244,313,315
                                                                            =====       ============

----------------
* Aggregate cost for Federal tax purposes.
+ Variable rate weekly demand notes are payable upon not more than seven calendar days' notice. The interest rate shown reflects the rate currently in effect.

ABBREVIATIONS:



FGIC -- Federal Guaranty Insurance Corporation
 GO  -- General Obligation Bonds
LOC  -- Instruments supported by bank letter of credit
MBIA -- Municipal Bond Investors Assurance
SBPA -- Stand By Purchase Agreement

See Notes to Financial Statements.






Munder U.S. T  Treasury Money Market Fund
Portfolio of Investments, December 31, 1996 (Unaudited)



Principal
Amount                                                                                     Value
----------                                                                               ----------
U.S. TREASURY OBLIGATIONS -- 50.1%
     U.S. Treasury Bills -- 26.5%
$ 10,000,000                                 5.490    % due 01/23/1997+                  $ 9,967,733
  30,000,000                                5.310    % due 01/30/1997+                    29,878,626
  10,000,000                                5.470    % due 03/13/1997+                     9,896,360
  35,000,000                                5.270    % due 05/01/1997+                    34,409,083
                                                                                         -----------
                                                                                          84,151,802
                                                                                         -----------

U.S. Treasury Notes -- 23.6%
  25,000,000                                6.625    % due 03/31/1997                     25,061,202
  25,000,000                                6.125    % due 05/31/1997                     25,066,998
  25,000,000                                5.375    % due 11/30/1997                     24,964,072
                                                                                         -----------
                                                                                          75,092,272
                                                                                         -----------

  TOTAL U.S. TREASURY OBLIGATIONS (Cost $159,244,074)                                    159,244,074
                                                                                         -----------
REPURCHASE AGREEMENTS -- 50.1%
15,000,000   Agreement with CS First Boston Corporation, 5.750%
                dated 12/31/1996 to be repurchased at $15,004,792 on 01/02/1997, collateralized by $15,114,000 U.S. Treasury Notes, 6.125% due
                05/15/1998
                (value $15,302,472)                                                       15,000,000
15,000,000   Agreement with Goldman Sachs & Company, 6.450%
                dated 12/31/1996 to be repurchased at $15,005,375 on 01/02/1997, collateralized by $11,700,000 U.S. Treasury Bonds, 10.375% due
                11/15/2012
                (value $15,303,600)                                                       15,000,000
 75,000,000  Agreement with Lehman Brothers Inc., 6.250%
                dated 12/31/1996 to be repurchased at $75,026,042 on 01/02/1997, collateralized by $369,230,000 U.S. Treasury Strip Principal,
                8.750% due 05/15/2020 (value $76,500,761)                                 75,000,000
  9,480,000  Agreement with Merrill Lynch & Company, Inc., 6.000%
                dated 12/31/1996 to be repurchased at $9,483,160 on 01/02/1997, collateralized by $9,255,000 U.S. Treasury Notes, 6.875% due
                08/31/1999
                (value $9,671,475)                                                         9,480,000
 15,000,000  Agreement with Morgan (J.P.) & Company, 5.750%
                dated 12/31/1996 to be repurchased at $15,004,792 on 01/02/1997, collateralized by $12,414,000 U.S. Treasury Bonds, 8.500% due
                02/15/2020
                (value $15,300,255)                                                       15,000,000
 15,000,000  Agreement with Sanwa BGK Securities Company, L.P., 6.700%
                dated 12/31/1996 to be repurchased at $15,005,583 on 01/02/1997, collateralized by $14,755,000 U.S. Treasury Notes, 6.500% due
                08/31/2001
                (value $15,300,787)                                                       15,000,000





 15,000,000  Agreement with State Street Bank & Trust Company, 5.750%
                dated 12/31/1996 to be repurchased at $15,004,792 on 01/02/1997, collateralized by $14,965,000 U.S. Treasury Notes, 6.000% due
                08/31/1997
                (value $15,301,713)                                                       15,000,000
                                                                                         -----------
TOTAL REPURCHASE AGREEMENTS (Cost $159,480,000)                                          159,480,000
                                                                                         -----------
  TOTAL INVESTMENTS (Cost $318,724,074*)                                    100.2%       318,724,074
  OTHER ASSETS AND LIABILITIES (Net)                                         (0.2)         (735,442)
                                                                             -----       -----------
  NET ASSETS                                                                100.0%      $317,988,632
                                                                            =====       ============

----------------
* Aggregate cost for Federal tax purposes.
+ Rate represents annualized yield at date of purchase.

See Notes to Financial Statements.




The Munder Funds
Statements of Assets and Liabilities, Period Ended December 31, 1996
(Unaudited)


                                               INCOME FUNDS
                                               ---------------------------------------------
                                                                Munder          Munder
                                               Munder           Intermediate    International
                                               Bond             Bond            Bond
                                               Fund             Fund            Fund
                                               -------------    -------------   -------------
ASSETS:
Investments, at value
  See accompanying schedules:
    Securities .............................     $143,613,022    $ 481,284,195    $28,084,752
    Repurchase Agreements ..................        5,887,000        8,118,000      1,122,000
                                                 ------------     -------------   -----------
Total Investments ..........................      149,500,022      489,402,195     29,206,752
Cash .......................................           --               --                974
Interest receivable ........................        2,202,264        9,076,895        613,355
Dividends receivable .......................              545            1,499         --
Receivable for investment securities sold ..          121,518           --             --
Receivable for Fund shares sold ............        1,593,958          415,062         --
Unamortized organization cost ..............           --               --             --
Prepaid expenses ...........................           17,523           16,278         45,792
                                                 ------------    -------------   ------------
      Total Assets .........................      153,435,830      498,911,929     29,866,873
                                                 ------------    -------------   ------------
LIABILITIES:
Payable for Fund shares redeemed ...........        1,105,088        2,126,851         --
Investment advisory fee payable ............          127,947          421,053         23,535
Administration fee payable .................           14,673           48,249          2,756
Shareholder servicing fees payable .........            7,971           71,564         --
Distribution fees payable ..................              787            1,330              2
Transfer agent fee payable .................            5,806           19,608            818
Custodian fees payable .....................            5,208           15,735          1,161
Legal and audit fees payable ...............            7,988           27,029          2,191
Due to custodian ...........................           --               --             --
Accrued Trustees'/Directors' fees and
  expenses .................................              566            1,860            106
Accrued expenses and other payables ........            7,713           16,352          1,475
                                                 ------------    -------------    -----------
      Total Liabilities ....................        1,283,747        2,749,631         32,044
                                                 ------------    -------------    -----------
NET ASSETS .................................     $152,152,083    $ 496,162,298    $29,834,829
                                                 ============    =============    ===========
Investments, at cost .......................     $149,853,712    $ 489,454,104    $28,967,530
                                                 ============    =============    ===========






 ----------------------------------------------------------------
                   Munder
   Munder U.S.     Michigan        Munder          Munder
   Government      Triple          Tax-Free        Tax-Free
   Income          Tax-Free        Bond            Intermediate
   Fund            Bond Fund       Fund            Bond Fund
--------------   ------------   -------------      ---------------

$234,095,097     $ 35,942,224   $ 200,780,616      $ 309,450,794
   4,277,000          --              --              --
------------     ------------   -------------      -------------
 238,372,097       35,942,224     200,780,616        309,450,794
      95,424          --              --              --
   2,005,297          380,735       3,611,377          5,579,214
       3,828            8,088           2,469              6,652
      --               --              --                 --
     221,728          109,604         107,301            200,516
       5,818            9,786          13,675             --
      23,530           --              15,702             17,885
------------     ------------   -------------      -------------
 240,727,722       36,450,437     204,531,140        315,255,061
------------     ------------   -------------      -------------
     146,719           --             149,025            302,290
     201,328           29,786         173,100            265,948
      23,177            3,489          19,797             30,482
      40,138            7,423          42,879             64,944
       1,390              378             377              1,269
       8,998            1,330           7,860             12,303
       7,717            1,118           6,134              9,342
      12,385            3,044          10,823             17,025
         --               --              --              63,160
         894              135             763              1,175
      41,066            8,835          54,899             35,496
------------     ------------   -------------      -------------
     483,812           55,538         465,657            803,434
------------     ------------   -------------      -------------
$240,243,910     $ 36,394,899   $ 204,065,483      $ 314,451,627
============     ============   =============      =============
$237,936,292     $ 35,443,574   $ 191,105,172      $ 300,809,449
============     ============   =============      =============

See Notes to Financial Statements.




The Munder Funds
Statements of Assets and Liabilities, Period Ended December 31, 1996
(Unaudited)
(Continued)


                                               MONEY MARKET FUNDS
                                               -------------------------------------------------------------
                                               Munder           Munder           Munder          Munder
                                               Cash             Money            Tax-Free        U.S. Treasury
                                               Investment       Market           Money Market    Money Market
                                               Fund             Fund             Fund            Fund
                                               --------------    -------------   -------------   -------------
ASSETS:
Investments, at value
   See accompanying schedules:
    Securities .............................   $  789,015,637    $ 88,753,070    $241,884,048    $159,244,074
    Repurchase Agreements ..................      231,325,000       2,877,000          --         159,480,000
                                               --------------    ------------    ------------    ------------
Total Investments ..........................    1,020,340,637      91,630,070     241,884,048     318,724,074
Cash .......................................           40,385              23       1,368,872          98,358
Interest receivable ........................        1,544,191         173,372       1,877,192         703,178
Dividends receivable .......................          --               --              22,319          --
Unamortized organization costs .............          --               60,000          --              --
Prepaid expenses ...........................           11,205          15,500          15,302          15,977
                                               --------------    ------------    ------------    ------------
        Total Assets .......................    1,021,936,418      91,878,965     245,167,733     319,541,587
                                               --------------    ------------    ------------    ------------
LIABILITIES:
Investment advisory fee payable ............          579,697          84,847         141,915         183,275
Administration fee payable .................           97,494          10,476          23,777          30,092
Shareholder servicing fees payable .........           76,067          --              27,002           5,167
Distribution fees payable ..................           19,261             659           1,134             492
Transfer agent fee payable .................           57,931           5,687           9,604          12,064
Custodian fees payable .....................           31,449           6,539           7,576          12,083
Legal and audit fees payable ...............           73,743           7,047          13,364          16,848
Dividends payable ..........................        3,754,441          64,962         607,046       1,269,998
Accrued Trustees'/Directors' fees and
  expenses .................................            3,759             404             917           1,160
Accrued expenses and other payables ........          122,877          15,158          22,083          21,776
                                               --------------   -------------    ------------    ------------
        Total Liabilities ..................        4,816,719         195,779         854,418       1,552,955
                                               --------------   -------------    ------------    ------------
NET ASSETS .................................   $1,017,119,699   $  91,683,186    $244,313,315    $317,988,632
                                               ==============   =============    ============    ============
Investments, at cost .......................   $1,020,340,637   $  91,630,070    $241,884,048    $318,724,074
                                               ==============   =============    ============    ============

See Notes to Financial Statements.





                     [This Page Intentionally Left Blank]




The Munder Funds
Statements of Assets and Liabilities, Period Ended December 31, 1996
(Unaudited)
(Continued)


                                                                 INCOME FUNDS
                                                                 ---------------------------------------------
                                                                                 Munder          Munder
                                                                 Munder          Intermediate    International
                                                                 Bond            Bond            Bond
                                                                 Fund            Fund            Fund
                                                                 -------------   -------------   -------------
NET ASSETS  consist of:
Undistributed net investment
  income/(distributions in excess of net
  investment income) .........................................   $     267,284   $    ( 16,736)   $     31,879
Accumulated net realized gain/(loss) on investments sold .....      (5,281,459)    (22,611,233)        140,040
Net unrealized appreciation/(depreciation) of investments ....        (353,690)        (51,909)        234,131
Par value ....................................................          15,757          52,917          29,354
Paid-in capital in excess of par value .......................     157,504,191     518,789,259      29,399,425
                                                                 -------------   -------------    ------------
                                                                 $ 152,152,083   $ 496,162,298    $ 29,834,829
                                                                 =============   =============    ============
NET ASSETS:
Class A Shares ...............................................   $     956,250   $   5,461,174    $     14,531
                                                                 =============   =============    ============
Class B Shares ...............................................   $     609,552   $     244,631         --
                                                                 =============   =============    ============
Class C Shares ...............................................   $      53,902   $      68,514         --
                                                                 =============   =============    ============
Class K Shares ...............................................   $  37,716,257   $ 334,315,068         --
                                                                 =============   =============    ============
Class Y Shares ...............................................   $ 112,816,122   $ 156,072,911    $ 29,820,298
                                                                 =============   =============    ============
SHARES OUTSTANDING:
Class A Shares ...............................................          99,025         582,340           1,430
                                                                 =============   =============    ============
Class B Shares ...............................................          63,136          26,109          --
                                                                 =============   =============    ============
Class C Shares ...............................................           5,585           7,297          --
                                                                 =============   =============    ============
Class K Shares ...............................................       3,906,003      35,658,185          --
                                                                 =============   =============    ============
Class Y Shares ...............................................      11,683,634      16,643,232       2,934,068
                                                                 =============   =============    ============
CLASS A SHARES:
Net asset value and redemption price per share ...............   $        9.66   $        9.38    $      10.16
                                                                 =============   =============    ============
Maximum sales charge .........................................            4.00%           4.00%           4.00%
Maximum offering price per share .............................   $       10.06   $        9.77    $      10.58
                                                                 =============   =============    ============
CLASS B SHARES:
Net asset value and offering price per share* ................   $        9.65   $        9.37          N/A
                                                                 =============   =============       ==========
CLASS C SHARES:
Net asset value and offering price per share* ................   $        9.65   $        9.39          N/A
                                                                 =============   =============       ==========
CLASS K SHARES:
Net asset value, offering price and redemption price per share   $        9.66   $        9.38          N/A
                                                                 =============   =============       ==========
CLASS Y SHARES:
Net asset value, offering price and redemption price per share   $        9.66   $        9.38    $       10.16
                                                                 =============   =============    =============


* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge ("CDSC").





----------------------------------------------------------------
                   Munder
   Munder U.S.     Michigan        Munder          Munder
   Government      Triple          Tax-Free        Tax-Free
   Income          Tax-Free        Bond            Intermediate
   Fund            Bond Fund       Fund            Bond Fund
--------------   ------------  --------------   ---------------
$    491,553     $       631   $      13,079    $        122
     102,462         (31,666)         68,590         360,602
     435,805         498,650       9,675,444       8,641,345
      23,758           3,793          19,523          30,157
 239,190,332      35,923,491     194,288,847     305,419,401
------------     -----------   -------------    ------------
$240,243,910     $36,394,899   $ 204,065,483    $314,451,627
============     ===========   =============    ============
$    427,970     $   471,525   $   2,385,853    $  6,961,398
============     ===========   =============    ============
$  1,809,632     $   276,899   $      58,766    $    170,522
============     ===========   =============    ============
$      9,909     $    89,157         --              --
============     ===========   =============    ============
$188,496,641     $35,060,943   $ 199,510,837    $301,997,866
============     ===========   =============    ============
$ 49,499,758     $   496,375   $   2,110,027    $  5,321,841
============     ===========   =============    ============
      42,331          49,131         228,534         667,601
============     ===========   =============    ============
     179,029          28,846           5,628          16,366
============     ===========   =============    ============
         980           9,299          --              --
============     ===========   =============    ============
  18,639,596       3,654,137      19,086,678      28,962,978
============     ===========   =============    ============
   4,896,075          51,705         202,017         510,267
============     ===========   =============    ============
$      10.11     $      9.60   $       10.44    $      10.43
============     ===========   =============    ============
        4.00%           4.00%           4.00%           4.00%
$      10.53     $     10.00   $       10.88    $      10.86
============     ===========   =============    ============
$      10.11     $      9.60   $       10.44    $      10.42
============     ===========   =============    ============
$      10.11     $      9.59             N/A             N/A
============     ===========   =============    ============
$      10.11     $      9.59    $      10.45    $      10.43
============     ===========   =============    ============
$      10.11     $      9.60   $       10.44    $      10.43
============     ===========   =============    ============

See Notes to Financial Statements.



The Munder Funds
Statements of Assets and Liabilities, Period Ended December 31, 1996
(Unaudited)
(Continued)

                                               MONEY MARKET FUNDS
                                               -------------------------------------------------------------
                                               Munder           Munder           Munder          Munder
                                               Cash             Money            Tax-Free        U.S. Treasury
                                               Investment       Market           Money Market    Money Market
                                               Fund             Fund             Fund            Fund
                                               --------------   --------------   ------------   -------------
NET ASSETS consist of:
Undistributed net investment income ........   $      --        $   --           $        --     $       --
Accumulated net realized gain/(loss) on
  investments sold .........................           (5,211)            300        (145,479)         35,896
Par value ..................................        1,017,124          91,683         244,415         317,953
Paid-in capital in excess of par value .....    1,016,107,786      91,591,203     244,214,379     317,634,783
                                               --------------    ------------   -------------   -------------
                                               $1,017,119,699   $  91,683,186    $244,313,315    $317,988,632
                                               ==============    =============   ============   =============
NET ASSETS:
Class A Shares .............................   $   87,446,643   $      16,291    $  5,184,395    $  2,301,079
                                               ==============    =============   ============   =============
Class B Shares .............................          --        $      71,132         --              --
                                               ==============    =============   ============   =============
Class C Shares .............................          --        $     151,795         --              --
                                               ==============    ============   =============   =============
Class K Shares .............................   $  600,324,331          --        $207,934,454    $ 37,811,049
                                               =============    =============   =============   =============
Class Y Shares .............................   $  329,348,725   $  91,443,968    $ 31,194,466    $277,876,504
                                               ==============   =============   =============   =============
SHARES OUTSTANDING:
Class A Shares .............................       87,446,983          16,291       5,186,563       2,300,819
                                               ==============   =============   =============   =============
Class B Shares .............................          --               71,131          --              --
                                               ==============   =============   =============   =============
Class C Shares .............................          --              151,795          --              --
                                               ==============   =============   =============   =============
Class K Shares .............................      600,326,663          --         208,021,387      37,806,781
                                               ==============   =============   =============   =============
Class Y Shares .............................      329,350,004      91,443,669      31,207,507     277,845,136
                                               ==============   =============   =============   =============
CLASS A SHARES:
Net asset value, offering price and
  redemption price per share ...............   $         1.00   $        1.00    $       1.00    $       1.00
                                               ==============   =============   =============   =============
CLASS B SHARES:
Net asset value, offering price and
  redemption price per share ...............              N/A   $        1.00             N/A             N/A
                                               ==============   =============   =============   =============
CLASS C SHARES:
Net asset value, offering price and
  redemption price per share ...............              N/A   $        1.00             N/A             N/A
                                               ==============   =============   =============   =============
CLASS K SHARES:
Net asset value, offering price and
  redemption price per share ...............   $         1.00             N/A    $       1.00    $       1.00
                                               ==============   =============   =============   =============
CLASS Y SHARES:
Net asset value, offering price and
  redemption price per share ...............   $         1.00   $        1.00    $       1.00    $       1.00
                                               ==============   =============   =============   =============

See Notes to Financial Statements.




                     [This Page Intentionally Left Blank]




The Munder Funds
Statements of Operations, Period Ended December 31, 1996 (Unaudited)


                                                               INCOME FUNDS
                                                               ---------------------------------------------
                                                                               Munder          Munder
                                                               Munder          Intermediate    International
                                                               Bond            Bond            Bond
                                                               Fund            Fund            Fund(a)
                                                               -------------   -------------   -------------
INVESTMENT INCOME:
Interest (Net of foreign withholding taxes of $6,444 for
  the Munder International Bond Fund)  .....................   $   5,439,636   $  18,070,477   $  327,368
Dividends  .................................................          55,384          90,411           --
                                                               -------------   -------------   ----------
        Total investment income  ...........................       5,495,020      18,160,888      327,368
                                                               -------------   -------------   ----------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares  ..........................................           1,104           6,354            6
  Class B Shares  ..........................................           3,009             939           --
  Class C Shares  ..........................................             370             698           --
Shareholder servicing fees:
  Class K Shares  ..........................................          45,122         443,576           --
Investment advisory fee  ...................................         378,154       1,333,211       34,212
Administration fee  ........................................          85,797         302,510        7,753
Transfer agent fee  ........................................          16,150          57,603        1,208
Custodian fees  ............................................          10,003          32,323        1,161
Trustees'/Directors' fees and expenses  ....................           1,500           5,291          253
Amortization of organization costs  ........................           --             --               --
Registration and filing fees  ..............................          43,999          60,181        9,148
Other  .....................................................           1,012          21,971        4,408
                                                               -------------   -------------   ----------
        Total Expenses  ....................................         586,220       2,264,657       58,149
Fees waived by investment advisor  .........................           --             --               --
                                                               -------------   -------------   ----------
        Net Expenses  ......................................         586,220       2,264,657       58,149
                                                               -------------   -------------   ----------
NET INVESTMENT INCOME  .....................................       4,908,800      15,896,231      269,219
                                                               -------------   -------------   ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions  ...................................        (127,852)     (1,819,324)     159,993
  Forward foreign exchange contracts  ......................           --             --         (119,346)
  Foreign currency transactions  ...........................           --             --           99,393
Net change in unrealized appreciation/(depreciation) of:
  Securities  ..............................................       1,975,774       5,745,880      239,222
  Foreign currency and net other assets  ...................           --             --           (5,091)
                                                               -------------   -------------   ----------
Net realized and unrealized gain on investments  ...........       1,847,922       3,926,556      374,171
                                                               -------------   -------------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS  ..............................................   $   6,756,722   $  19,822,787   $  643,390
                                                               =============   =============   ==========

(a) The Munder International Bond Fund commenced operations on October 2,
    1996.





----------------------------------------------------------------
                Munder
Munder U.S.     Michigan        Munder          Munder
Government      Triple          Tax-Free        Tax-Free
Income          Tax-Free        Bond            Intermediate
Fund            Bond Fund       Fund            Bond Fund
-----------     ------------------------------------------------

$ 8,409,166      $  878,058      $5,430,740     $ 8,031,616
    129,311          26,938          71,045          22,835
-----------      ----------      ----------     -----------
  8,538,477         904,996       5,501,785       8,054,451
-----------      ----------      ----------     -----------

        467             624           1,735           6,378
      4,145           1,349             120             680
         44             128           --                  9

    221,157          40,304         251,769         401,568
    566,056          83,462         511,617         830,545
    128,421          18,936         116,077         188,450
     24,057           3,572          21,819          35,726
     14,006           2,080          11,857          18,956
      2,261             336           2,023           3,280
      1,163           2,298           2,716          --
     57,340           8,165          44,879          47,576
      9,468           9,859           7,975           4,959
-----------      ----------      ----------     -----------
  1,028,585         171,113         972,587       1,538,127
     --             (51,815)          --             --
-----------      ----------      ----------     -----------
  1,028,585         119,298         972,587       1,538,127
-----------      ----------      ----------     -----------
  7,509,892         785,698       4,529,198       6,516,324
-----------      ----------      ----------     -----------
    943,652          18,179         274,396         431,881
     --               --              --             --
     --               --              --             --

  1,546,995         832,775       3,345,821       3,229,952
     --               --              --             --
-----------      ----------      ----------     -----------
  2,490,647         850,954       3,620,217       3,661,833
-----------      ----------      ----------     -----------
$10,000,539      $1,636,652      $8,149,415     $10,178,157
===========      ==========      ==========     ===========

See Notes to Financial Statements.



The Munder Funds
Statements of Operations, Period Ended December 31, 1996 (Unaudited)
(Continued)


                                                               MONEY MARKET FUNDS
                                                               -------------------------------------------------------------
                                                               Munder          Munder          Munder          Munder
                                                               Cash            Money           Tax-Free        U.S. Treasury
                                                               Investment      Market          Money Market    Money Market
                                                               Fund            Fund            Fund            Fund
                                                               -------------   -------------   -------------   -------------
INVESTMENT INCOME:
Interest  ..................................................   $  26,879,470    $  4,866,564    $  4,145,506     $ 8,745,805
Dividends  .................................................          --               --            145,614           --
                                                               -------------    ------------    ------------     -----------
        Total investment income  ...........................      26,879,470       4,866,564       4,291,120       8,745,805
                                                               -------------    ------------    ------------     -----------
EXPENSES:
Distribution and shareholder servicing fees :
  Class A Shares  ..........................................         104,896              41          10,479           2,806
  Class B Shares  ..........................................          --                 567           --              --
  Class C Shares  ..........................................          --               1,558           --              --
Shareholder servicing fees:
  Class K Shares  ..........................................         428,035           --            155,568          32,105
Investment advisory fee  ...................................       1,722,539         356,483         432,599         577,630
Administration fee  ........................................         558,319         101,126         140,218         187,231
Transfer agent fee  ........................................         135,274          23,555          26,712          35,627
Custodian fees  ............................................          65,002          14,795          15,329          23,601
Trustees'/Directors' fees and expenses  ....................           9,797           1,682           2,485           3,235
Amortization of organization costs  ........................          --              18,000           --              --
Registration and filing fees  ..............................          51,401          12,424          22,162          29,476
Other  .....................................................         205,167          41,413          15,454          34,244
                                                               -------------    ------------    ------------     -----------
        Total Expenses  ....................................       3,280,430         571,644         821,006         925,955
                                                               -------------    ------------    ------------     -----------
NET INVESTMENT INCOME  .....................................      23,599,040       4,294,920       3,470,114       7,819,850
                                                               -------------    ------------    ------------     -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions  ...................................          --                 (13)         27,659          13,991
                                                               -------------    ------------    ------------     -----------
Net realized and unrealized gain/(loss) on investments  ....          --                 (13)         27,659          13,991
                                                               -------------    ------------    ------------     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  ......   $  23,599,040    $  4,294,907    $  3,497,773     $ 7,833,841
                                                               =============    ============    ============     ===========

See Notes to Financial Statements.





                     [This Page Intentionally Left Blank]





The Munder Funds
Statements of Changes in Net Assets, Period Ended December 31, 1996 (Unaudited)


                                                               INCOME FUNDS
                                                               ---------------------------------------------
                                                                               Munder          Munder
                                                               Munder          Intermediate    International
                                                               Bond            Bond            Bond
                                                               Fund            Fund            Fund(a)
                                                               -------------   -------------   -------------
Net investment income  .....................................    $  4,908,800   $  15,896,231    $    269,219
Net realized gain/(loss) on investments sold during the
  period  ..................................................        (127,852)     (1,819,324)        140,040
Net change in unrealized appreciation of investments during
  the period  ..............................................       1,975,774       5,745,880         234,131
                                                                ------------   -------------    ------------
Net increase in net assets resulting from operations  ......       6,756,722      19,822,787         643,390
Dividends to shareholders from net investment income:
  Class A Shares  ..........................................         (28,001)       (148,841)           (111)
  Class B Shares  ..........................................         (16,840)         (4,429)         --
  Class C Shares  ..........................................          (2,023)         (1,417)         --
  Class K Shares  ..........................................      (1,099,982)    (10,462,493)         --
  Class Y Shares  ..........................................      (3,581,938)     (5,318,055)       (237,229)
Distributions to shareholders from net realized gains:
  Class A Shares  ..........................................          --              --              --
  Class B Shares  ..........................................          --              --              --
  Class C Shares  ..........................................          --              --              --
  Class K Shares  ..........................................          --              --              --
  Class Y Shares  ..........................................          --              --              --
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class A Shares  ..........................................          50,522          70,518          14,441
  Class B Shares  ..........................................         306,559         140,636          --
  Class C Shares  ..........................................           1,493           5,541          --
  Class K Shares  ..........................................       5,011,850     (38,738,269)         --
  Class Y Shares  ..........................................      (1,717,979)    (28,144,047)     29,414,338
                                                                ------------   -------------    ------------
Net increase/(decrease) in net assets  .....................       5,680,383     (62,778,069)     29,834,829
NET ASSETS:
Beginning of period  .......................................     146,471,700     558,940,367          --
                                                                ------------   -------------    ------------
End of period  .............................................    $152,152,083   $ 496,162,298    $ 29,834,829
                                                                ============   =============    ============
Undistributed net investment income/(distributions
  in excess of net investment income).......................    $    267,284   $     (16,736)   $     31,879
                                                                ============   =============    ============

(a) The Munder International Bond Fund commenced operations on October 2, 1996.






----------------------------------------------------------------
                Munder
Munder U.S.     Michigan        Munder          Munder
Government      Triple          Tax-Free        Tax-Free
Income          Tax-Free        Bond            Intermediate
Fund            Bond Fund       Fund            Bond Fund
-------------   -----------   -------------   ------------------
$  7,509,892    $   785,698   $   4,529,198   $   6,516,324
     943,652         18,179         274,396         431,881
   1,546,995        832,775       3,345,821       3,229,952
------------    -----------   -------------   -------------
  10,000,539      1,636,652       8,149,415      10,178,157

     (12,011)       (11,532)        (30,950)       (100,412)
     (30,159)        (5,304)           (628)         (2,578)
        (224)          (607)         --              --
  (5,430,446)      (758,568)     (4,466,593)     (6,306,538)
  (1,545,499)        (9,349)        (48,889)       (113,668)

        (190)           (54)        (11,640)        (13,709)
        (803)           (32)           (361)           (447)
          (4)           (10)         --              --
     (83,557)        (4,034)     (1,496,506)       (798,558)
     (22,021)           (55)        (15,776)        (14,053)

     164,831         12,075       1,232,032       1,912,474
   1,311,988         18,928          53,854         119,821
       9,707         89,021          --              --
  27,281,086      4,768,627         821,316     (34,514,864)
   2,201,385        282,029         160,036          (7,569)
------------    -----------   -------------   -------------
  33,844,622      6,017,787       4,345,310     (29,661,944)

 206,399,288     30,377,112     199,720,173     344,113,571
------------    -----------   -------------   -------------
$240,243,910    $36,394,899   $ 204,065,483   $ 314,451,627
============    ===========   =============   =============
$    491,553    $       631   $      13,079   $         122
============    ===========   =============   =============

See Notes to Financial Statements.



The Munder Funds
Statements of Changes in Net Assets, Period Ended December 31, 1996 (Unaudited) (Continued)

                                               MONEY MARKET FUNDS
                                               -------------------------------------------------------------
                                               Munder           Munder          Munder          Munder
                                               Cash             Money           Tax-Free        U.S. Treasury
                                               Investment       Market          Money Market    Money Market
                                               Fund             Fund            Fund            Fund
                                               --------------   -------------   -------------   -------------
Net investment income ......................   $    23,599,040  $   4,294,920   $   3,470,114   $   7,819,850
Net realized gain/(loss) on investments sold
  during the period ........................          --                  (13)         27,659          13,991
                                               --------------   -------------   -------------   -------------
Net increase in net assets resulting from
  operations ...............................       23,599,040       4,294,907       3,497,773       7,833,841
Dividends to shareholders from net
  investment income:
Class A Shares .............................       (1,944,091)           (657)       (112,115)        (50,697)
Class B Shares .............................          --               (1,937)         --              --
Class C Shares .............................          --               (3,041)         --              --
Class K Shares .............................      (13,529,527)        --           (2,895,748)       (984,083)
Class Y Shares .............................       (8,125,422)     (4,289,285)       (462,251)     (6,785,070)
Net increase/(decrease) in net assets from
  Fund share transactions:
Class A Shares .............................      (29,175,438)         (6,731)     (5,401,458)        681,072
Class B Shares .............................          --              (53,236)         --              --
Class C Shares .............................          --              151,795          --              --
Class K Shares .............................       52,801,000         --           15,321,111     (24,322,983)
Class Y Shares .............................       11,523,299    (131,952,171)      5,598,977     (32,009,620)
                                               --------------   --------------  -------------   -------------
Net increase/(decrease) in net assets ......       35,148,861    (131,860,356)     15,546,289     (55,637,540)
NET ASSETS:
Beginning of period ........................      981,970,838     223,543,542     228,767,026     373,626,172
                                               --------------   --------------  -------------   -------------
End of period ..............................   $1,017,119,699   $  91,683,186   $ 244,313,315   $ 317,988,632
                                               ==============   =============   =============   =============

See Notes to Financial Statements.



                     [This Page Intentionally Left Blank]




The Munder Funds
Statements of Changes in Net Assets, Year Ended June 30, 1996


                                                                 INCOME FUNDS
                                                                 -----------------------------
                                                                                 Munder
                                                                 Munder          Intermediate
                                                                 Bond            Bond
                                                                 Fund            Fund
                                                                 -------------   -------------
Net investment income ........................................   $  10,822,078   $  31,808,695
Net realized gain/(loss) on investments sold during the year .       5,089,499      (5,532,526)
Net change in unrealized appreciation/(depreciation) of
  investments during the year ................................      (7,288,110)     (7,370,694)
                                                                 -------------   -------------
Net increase in net assets resulting from operations .........       8,623,467      18,905,475
Dividends to shareholders from net investment income:
  Class A Shares .............................................         (55,109)       (333,474)
  Class B Shares .............................................          (4,655)         (1,689)
  Class C Shares .............................................            (696)           (697)
  Class K Shares .............................................      (2,050,434)    (20,905,073)
  Class Y Shares .............................................      (8,067,642)    (10,621,666)
Distributions to shareholders from net realized gains:
  Class A Shares .............................................          --              --
  Class B Shares .............................................          --              --
  Class C Shares .............................................          --              --
  Class K Shares .............................................          --              --
  Class Y Shares .............................................          --              --
Net increase/(decrease) in net assets from Fund share transactions:
  Class A Shares .............................................          (4,363)         13,571
  Class B Shares .............................................         298,564          96,014
  Class C Shares .............................................          51,999          52,083
  Class K Shares .............................................      (3,960,599)     78,332,591
  Class Y Shares .............................................     (32,736,204)     29,845,423
                                                                 -------------   -------------
Net increase/(decrease) in net assets ........................     (37,905,672)     95,382,558
NET ASSETS:
Beginning of year ............................................     184,377,372     463,557,809
                                                                 -------------   -------------
End of year ..................................................   $ 146,471,700   $ 558,940,367
                                                                 =============   =============
Undistributed net investment income ..........................   $      87,268   $      22,268
                                                                 =============   =============



----------------------------------------------------------------
                Munder
Munder U.S.     Michigan        Munder          Munder
Government      Triple          Tax-Free        Tax-Free
Income          Tax-Free        Bond            Intermediate
Fund            Bond Fund       Fund            Bond Fund
-------------   -------------   -------------   --------------
 $ 13,263,557    $  1,403,364   $   9,524,201   $  13,779,814
      908,562         255,727       2,840,275       2,061,413
   (7,214,132)       (226,095)     (1,250,772)     (2,983,212)
 ------------    ------------   -------------   -------------
    6,957,987       1,432,996      11,113,704      12,858,015

      (30,082)        (22,125)        (21,596)       (173,307)
      (30,286)        (10,899)           (827)         (1,236)
       --              --              --              --
  (10,651,494)     (1,358,233)     (9,420,177)    (13,226,909)
   (1,983,906)        (11,889)        (69,317)       (371,368)

       (5,751)         --                (197)         --
       (5,860)         --                 (50)         --
       --              --              --              --
   (1,176,686)         --            (135,713)         --
      (39,436)         --              (1,077)         --

      197,767          29,546       1,168,560         903,172
      538,045          (3,044)          3,052          48,503
       --              --              --              --
  (10,495,058)      3,900,063     (36,863,317)      1,629,331
   35,490,250        (570,397)        407,472      (5,857,566)
 ------------    ------------   -------------   -------------
   18,765,490       3,386,018     (33,819,483)     (4,191,365)

  187,633,798      26,991,094     233,539,656     348,304,936
 ------------    ------------   -------------   -------------
 $206,399,288    $ 30,377,112   $ 199,720,173   $ 344,113,571
 ============    ============   =============   =============
       --        $        293   $      30,941   $       6,994
 ============    ============   =============   =============

See Notes to Financial Statements.




The Munder Funds
Statements of Changes in Net Assets, Year Ended June 30, 1996
(Continued)

                                               MONEY MARKET FUNDS
                                               -------------------------------------------------------------
                                               Munder           Munder          Munder          Munder
                                               Cash             Money           Tax-Free        U.S. Treasury
                                               Investment       Market          Money Market    Money Market
                                               Fund             Fund            Fund            Fund
                                               ------------    -------------   -------------   -------------
Net investment income ......................   $ 52,211,411    $ 13,048,862    $  7,523,896    $ 16,173,434
Net realized gain/(loss) on investments sold
  during the year ..........................          1,334             313         (14,227)          8,412
                                               ------------    ------------    ------------    ------------
Net increase in net assets resulting from
  operations ...............................     52,212,745      13,049,175       7,509,669      16,181,846
Dividends to shareholders from net
  investment income:
  Class A Shares ...........................     (3,466,266)         (1,400)       (259,717)        (76,366)
  Class B Shares ...........................         --              (8,089)         --              --
  Class C Shares ...........................         --              --              --              --
  Class K Shares ...........................    (31,064,112)         --          (6,237,517)     (3,424,423)
  Class Y Shares ...........................    (17,681,033)    (13,039,373)     (1,026,662)    (12,672,645)
Net increase/(decrease) in net assets
 from Fund share transactions:
  Class A Shares ...........................     64,092,621          23,022       2,053,372         502,834
  Class B Shares ...........................         --            (246,839)         --              --
  Class C Shares ...........................         --              --              --              --
  Class K Shares ...........................    (11,105,184)         --          (3,128,945)    (12,076,540)
  Class Y Shares ...........................    (22,568,719)    (40,117,628)      2,166,987      78,809,626
                                               ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets ......     30,420,052     (40,341,132)      1,077,187      67,244,332
NET ASSETS:
Beginning of year ..........................    951,550,786     263,884,674     227,689,839     306,381,840
                                               ------------    ------------    ------------    ------------
End of year ................................   $981,970,838    $223,543,542    $228,767,026    $373,626,172
                                               ============    ============    ============    ============

See Notes to Financial Statements.



                     [This Page Intentionally Left Blank]





The Munder Funds
Statements of Changes - Capital Stock Activity, Period Ended December 31, 1996 (Unaudited)


                                               INCOME FUNDS
                                               ---------------------------------------------
                                                                Munder          Munder
                                               Munder           Intermediate    International
                                               Bond             Bond            Bond
                                               Fund             Fund            Fund(a)
                                               -------------    -------------   -------------
Amount
Class A Shares:
Sold .......................................    $    571,962    $  1,287,449     $    14,329
Issued as reinvestment of dividends ........          17,125         115,644             112
Redeemed ...................................        (538,565)     (1,332,575)         --
                                                ------------    ------------     -----------
Net increase ...............................    $     50,522    $     70,518     $    14,441
                                                ============    ============     ===========
Class B Shares:
Sold .......................................    $    367,819    $    141,154          --
Issued as reinvestment of dividends ........           4,907           1,856          --
Redeemed ...................................         (66,167)         (2,374)         --
                                                ------------    ------------     -----------
Net increase ...............................    $    306,559    $    140,636          --
                                                ============    ============     ===========
Class C Shares:
Sold .......................................    $     44,332    $  1,366,981          --
Issued as reinvestment of dividends ........             437             498          --
Redeemed ...................................         (43,276)     (1,361,938)         --
                                                ------------    ------------     -----------
Net increase ...............................    $      1,493    $      5,541          --
                                                ============    ============     ===========
Class K Shares:
Sold .......................................    $  8,720,753    $ 20,535,875          --
Issued as reinvestment of dividends ........          --              20,739          --
Redeemed ...................................      (3,708,903)    (59,294,883)         --
                                                ------------    ------------     -----------
Net increase/(decrease) ....................    $  5,011,850    $(38,738,269)         --
                                                ============    ============     ===========
Class Y Shares:
Sold .......................................    $  9,011,551    $ 13,035,535     $29,436,263
Issued as reinvestment of dividends ........          13,777          15,643           5,749
Redeemed ...................................     (10,743,307)    (41,195,225)        (27,674)
                                                ------------    ------------     -----------
Net increase/(decrease) ....................    $ (1,717,979)   $(28,144,047)    $29,414,338
                                                ============    ============     ===========

(a) The Munder International Bond Fund Class A Shares and Class Y Shares commenced operations on October 17, 1996 and October 2, 1996, respectively.

(b) The Munder U.S. Government Income Fund Class C Shares commenced operations on August 12, 1996.

(c) The Munder Michigan Triple Tax-Free Bond Fund Class C Shares commenced operations on October 4, 1996.





-------------------------------------------------------------
                Munder
Munder U.S.     Michigan        Munder          Munder
Government      Triple          Tax-Free        Tax-Free
Income          Tax-Free        Bond            Intermediate
Fund(b)         Bond Fund(c)    Fund            Bond Fund
--------------  ------------   --------------   -------------

 $    478,002   $   147,055    $  1,376,202     $  2,987,915
        6,193         7,008          14,671           54,891
     (319,364)     (141,988)       (158,841)      (1,130,332)
 ------------   -----------    ------------     ------------
 $    164,831   $    12,075    $  1,232,032     $  1,912,474
 ============   ===========    ============     ============

 $  1,442,638   $    15,452    $     53,570     $    119,476
        7,163         3,476             294              345
     (137,813)       --                 (10)          --
 ------------   -----------    ------------     ------------
 $  1,311,988   $    18,928    $     53,854     $    119,821
 ============   ===========    ============     ============

 $     16,543   $    89,041          --               --
           20        --              --               --
       (6,856)          (20)         --               --
 ------------   -----------    ------------     ------------
 $      9,707   $    89,021          --               --
 ============   ===========    ============     ============

 $ 40,123,750   $ 7,097,313    $ 17,734,963     $ 10,217,055
        1,930           301             976            5,591
  (12,844,594)   (2,328,987)    (16,914,623)     (44,737,510)
 ------------   -----------    ------------     ------------
 $ 27,281,086   $ 4,768,627    $    821,316     $(34,514,864)
 ============   ===========    ============     ============

 $  2,679,761   $   279,767    $    316,255     $    301,896
        5,599         2,262             359              224
     (483,975)       --            (156,578)        (309,689)
 ------------   -----------    ------------     ------------
 $  2,201,385   $   282,029    $    160,036     $     (7,569)
 ============   ===========    ============     ============

See Notes to Financial Statements.


The Munder Funds
Statements of Changes - Capital Stock Activity, Period Ended December 31, 1996 (Unaudited)
(Continued)

                                               INCOME FUNDS
                                               ---------------------------------------------
                                                                Munder          Munder
                                               Munder           Intermediate    International
                                               Bond             Bond            Bond
                                               Fund             Fund            Fund(a)
                                               -------------    -------------   -------------
Shares
Class A Shares:
Sold .......................................        59,055         137,439           1,419
Issued as reinvestment of dividends ........         1,785          12,423              11
Redeemed ...................................       (55,745)       (142,875)          --
                                               -----------      ----------      ----------
Net increase ...............................         5,095           6,987           1,430
                                               ===========      ==========      ==========
Class B Shares:
Sold .......................................        38,577          15,056           --
Issued as reinvestment of dividends ........           507             266           --
Redeemed ...................................        (6,832)           (268)          --
                                               -----------      ----------      ----------
Net increase ...............................        32,252          15,054           --
                                               ===========      ==========      ==========
Class C Shares:
Sold .......................................         4,663         146,587           --
Issued as reinvestment of dividends ........            45              76           --
Redeemed ...................................        (4,503)       (144,907)          --
                                               -----------      ----------      ----------
Net increase ...............................           205           1,756           --
                                               ===========      ==========      ==========
Class K Shares:
Sold .......................................       912,055       2,196,299           --
Issued as reinvestment of dividends ........         --              2,218           --
Redeemed ...................................      (385,957)     (6,348,382)          --
                                               -----------      ----------      ----------
Net increase/(decrease) ....................       526,098      (4,149,865)          --
                                               ===========      ==========      ==========
Class Y Shares:
Sold .......................................       939,544       1,390,824       2,936,217
Issued as reinvestment of dividends ........         1,431           1,671             569
Redeemed ...................................    (1,117,160)     (4,406,198)         (2,718)
                                               -----------      ----------      ----------
Net increase/(decrease) ....................      (176,185)     (3,013,703)      2,934,068
                                               ===========      ==========      ==========

(a) The Munder International Bond Fund Class A Shares and Class Y Shares commenced operations on October 17, 1996 and October 2, 1996, respectively.

(b) The Munder U.S. Government Income Fund Class C Shares commenced operations on August 12, 1996.

(c) The Munder Michigan Triple Tax-Free Bond Fund Class C Shares commenced operations on October 4, 1996.





-------------------------------------------------------------
                Munder
Munder U.S.     Michigan        Munder          Munder
Government      Triple          Tax-Free        Tax-Free
Income          Tax-Free        Bond            Intermediate
Fund(b)         Bond Fund(c)    Fund            Bond Fund
----------      ------------   ------------    --------------
    47,766          15,463         131,901         286,130
       613             738           1,409           5,271
   (31,948)        (14,824)        (15,190)       (108,483)
----------      ----------     -----------     -----------
    16,431           1,377         118,120         182,918
==========      ==========     ===========     ===========

   142,348           1,657           5,121          11,506
       701             368              27              33
   (13,886)           --                (1)          --
----------      ----------     -----------     -----------
   129,163           2,025           5,147          11,539
==========      ==========     ===========     ===========

     1,645           9,301           --              --
         2            --             --              --
      (667)             (2)          --              --
----------      ----------     -----------     -----------
       980           9,299           --              --
==========      ==========     ===========     ===========

 3,994,483         744,422       1,696,382         981,263
       191              32              94             537
(1,274,582)       (244,868)     (1,616,420)     (4,296,656)
----------      ----------     -----------     -----------
 2,720,092         499,586          80,056      (3,314,856)
==========      ==========     ===========     ===========

   265,211          29,677          30,355          29,027
       551             237              35              21
   (48,030)           --           (14,989)        (29,740)
----------      ----------     -----------     -----------
   217,732          29,914          15,401            (692)
==========      ==========     ===========     ===========

See Notes to Financial Statements.



The Munder Funds
Statements of Changes - Capital Stock Activity, Period Ended December 31, 1996 (Unaudited)
(Continued)

Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.


                                               MONEY MARKET FUNDS
                                               -------------------------------------------------------------
                                               Munder           Munder          Munder          Munder
                                               Cash             Money           Tax-Free        U.S. Treasury
                                               Investment       Market          Money Market    Money Market
                                               Fund             Fund(a)         Fund            Fund
                                               -------------    -------------   -------------   -------------
Class A Shares:
Sold .......................................   $   99,764,940   $      67,212   $   4,056,105   $   3,914,408
Issued as reinvestment of dividends ........        1,934,157             596         111,128          50,698
Redeemed ...................................     (130,874,535)        (74,539)     (9,568,691)     (3,284,034)
                                               --------------   -------------   -------------   -------------
Net increase/(decrease) ....................   $  (29,175,438)  $      (6,731)  $  (5,401,458)  $     681,072
                                               ==============   =============   =============   =============
Class B Shares:
Sold .......................................                    $     643,980
Issued as reinvestment of dividends ........                            1,448
Redeemed ...................................                         (698,664)
                                                                -------------
Net decrease ...............................                    $     (53,236)
                                                                =============
Class C Shares:
Sold .......................................                    $   9,330,621
Issued as reinvestment of dividends ........                            2,960
Redeemed ...................................                       (9,181,786)
                                                                -------------
Net increase ...............................                    $     151,795
                                                                =============
Class K Shares:
Sold .......................................   $  412,375,184                   $ 118,372,358   $  44,163,651
Issued as reinvestment of dividends ........           54,499                           3,816         --
Redeemed ...................................     (359,628,683)                   (103,055,063)    (68,486,634)
                                               --------------                   -------------   -------------
Net increase/(decrease) ....................   $   52,801,000                   $  15,321,111   $ (24,322,983)
                                               ==============                   =============   =============
Class Y Shares:
Sold .......................................   $  245,318,966   $ 139,109,577   $  88,529,095   $ 297,136,274
Issued as reinvestment of dividends ........            1,399       4,245,980           1,150               4
Redeemed ...................................     (233,797,066)   (275,307,728)    (82,931,268)   (329,145,898)
                                               --------------   -------------   -------------   -------------
Net increase/(decrease) ....................   $   11,523,299   $(131,952,171)  $   5,598,977   $ (32,009,620)
                                               ==============   =============   =============   =============

(a) The Munder Money Market Fund Class C Shares commenced operations on October 17, 1996.

See Notes to Financial Statements.




                     [This Page Intentionally Left Blank]




The Munder Funds
Statements of Changes - Capital Stock Activity, Year Ended June 30, 1996

                                                       INCOME FUNDS
                                               -----------------------------
                                                                Munder
                                               Munder           Intermediate
                                               Bond             Bond
                                               Fund(a)          Fund(b)
                                               -------------   -------------
Amount
Class A Shares:
Sold .......................................   $    167,845    $  2,014,281
Issued as reinvestment of dividends ........         35,561         242,083
Redeemed ...................................       (207,769)     (2,242,793)
                                               ------------    -------------
Net increase/(decrease) ....................   $     (4,363)   $     13,571
                                               ============    =============
Class B Shares:
Sold .......................................   $    354,641    $     96,213
Issued as reinvestment of dividends ........            298           1,622
Redeemed ...................................        (56,375)         (1,821)
                                               ------------    ------------
Net increase/(decrease) ....................   $    298,564    $     96,014
                                               ============    ============
Class C Shares:
Sold .......................................   $     52,020    $     52,083
Issued as reinvestment of dividends ........         --              --
Redeemed ...................................            (21)         --
                                               ------------    ------------
Net increase ...............................   $     51,999    $     52,083
                                               ============    ============
Class K Shares:
Sold .......................................   $  7,620,896    $124,069,515
Issued as reinvestment of dividends ........          2,631          54,365
Redeemed ...................................    (11,584,126)    (45,791,289)
                                               ------------    ------------
Net increase/(decrease) ....................   $ (3,960,599)   $ 78,332,591
                                               ============    ============
Class Y Shares:
Sold .......................................   $ 17,350,760    $ 74,492,394
Issued as reinvestment of dividends ........          8,531          18,596
Redeemed ...................................    (50,095,495)    (44,665,567)
                                               ------------    ------------
Net increase/(decrease) ....................   $(32,736,204)   $ 29,845,423
                                               ============    ============

(a) The Munder Bond Fund Class B Shares and Class C Shares commenced operations on March 13, 1996 and March 25, 1996, respectively.

(b) The Munder Intermediate Bond Fund Class C Shares commenced operations on April 19, 1996.

(c) The Munder U.S. Government Income Fund Class B Shares commenced operations on September 6, 1995.

(d) The Munder Tax-Free Intermediate Bond Fund Class B Shares commenced operations on May 16, 1996.







--------------------------------------------------------------
                Munder
Munder U.S.     Michigan        Munder          Munder
Government      Triple          Tax-Free        Tax-Free
Income          Tax-Free        Bond            Intermediate
Fund(c)         Bond Fund       Fund            Bond Fund(d)
-------------   -------------   -------------   --------------
 $  1,478,021     $    41,017    $  2,179,685    $  2,549,824
       13,144          13,168          11,915          73,671
   (1,293,398)        (24,639)     (1,023,040)     (1,720,323)
 ------------     -----------    ------------    ------------
 $    197,767     $    29,546    $  1,168,560    $    903,172
 ============     ===========    ============    ============

 $    980,455     $       148    $     26,539    $     49,579
       --               7,346              43          --
     (442,410)        (10,538)        (23,530)         (1,076)
 ------------     -----------    ------------    ------------
 $    538,045     $    (3,044)   $      3,052    $     48,503
 ============     ===========    ============    ============

       --              --              --              --
       --              --              --              --
       --              --              --              --
 ------------     -----------    ------------    ------------
       --              --              --              --
 ============     ===========    ============    ============

 $ 30,943,020     $12,005,861    $ 13,383,991    $ 58,335,796
        7,512           1,703             913          17,860
  (41,445,590)     (8,107,501)    (50,248,221)    (56,724,325)
 ------------     -----------    ------------    ------------
 $(10,495,058)    $ 3,900,063    $(36,863,317)   $  1,629,331
 ============     ===========    ============    ============

 $ 45,269,185     $    52,000    $  1,047,240    $  2,675,213
        2,116          --                  43          --
   (9,781,051)       (622,397)       (639,811)     (8,532,779)
 ------------     -----------    ------------    ------------
 $ 35,490,250     $  (570,397)   $    407,472    $ (5,857,566)
 ============     ===========    ============    ============

See Notes to Financial Statements.





The Munder Funds
Statements of Changes - Capital Stock Activity, Year Ended June 30, 1996 (Continued)

                                               INCOME FUNDS
                                               -----------------------------
                                                                Munder
                                               Munder           Intermediate
                                               Bond             Bond
                                               Fund(a)          Fund(b)
                                               ------------    -------------
Shares:
Class A Shares:
Sold .......................................       16,880         210,690
Issued as reinvestment of dividends ........        3,664          25,566
Redeemed ...................................      (21,413)       (235,718)
                                               ----------      ----------
Net increase/(decrease) ....................         (869)            538
                                               ==========      ==========
Class B Shares:
Sold .......................................       36,695          10,176
Issued as reinvestment of dividends ........           31             175
Redeemed ...................................       (5,842)           (200)
                                               ----------      ----------
Net increase/(decrease) ....................       30,884          10,151
                                               ==========      ==========
Class C Shares:
Sold .......................................        5,381           5,541
Issued as reinvestment of dividends ........        --              --
Redeemed ...................................           (1)          --
                                               ----------      ----------
Net increase ...............................        5,380           5,541
                                               ==========      ==========
Class K Shares:
Sold .......................................      785,021      13,040,844
Issued as reinvestment of dividends ........          271           5,738
Redeemed ...................................   (1,192,796)     (4,837,158)
                                               ----------      ----------
Net increase/(decrease) ....................     (407,504)      8,209,424
                                               ==========      ==========
Class Y Shares:
Sold .......................................    1,786,823       7,804,479
Issued as reinvestment of dividends ........          886           1,962
Redeemed ...................................   (5,062,631)     (4,706,955)
                                               ----------      ----------
Net increase/(decrease) ....................   (3,274,922)      3,099,486
                                               ==========      ==========

(a) The Munder Bond Fund Class B Shares and Class C Shares commenced operations on March 13, 1996 and March 25, 1996, respectively.

(b) The Munder Intermediate Bond Fund Class C Shares commenced operations on April 19, 1996.

(c) The Munder U.S. Government Income Fund Class B Shares commenced operations on September 6, 1995.

(d) The Munder Tax-Free Intermediate Bond Fund Class B Shares commenced operations on May 16, 1996.






------------------------------------------------------------
                Munder
Munder U.S.     Michigan        Munder          Munder
Government      Triple          Tax-Free        Tax-Free
Income          Tax-Free        Bond            Intermediate
Fund(c)         Bond Fund       Fund            Bond Fund(d)
-----------     ----------     ------------     ------------
   142,134           4,272         207,059         242,570
     1,281           1,387           1,149           7,059
  (126,939)         (2,604)        (97,794)       (164,183)
----------      ----------     -----------      ----------
    16,476           3,055         110,414          85,446
==========      ==========     ===========      ==========

    94,331              16           2,558           4,928
     --                776               3           --
   (44,465)         (1,114)         (2,220)           (101)
----------      ----------     -----------      ----------
    49,866            (322)            341           4,827
==========      ==========     ===========      ==========

     --              --              --              --
     --              --              --              --
     --              --              --              --
----------      ----------     -----------      ----------
     --              --              --              --
==========      ==========     ===========      ==========

 3,017,230       1,272,778       1,268,126       5,561,532
       733             178              86           1,708
(4,054,798)       (854,898)     (4,799,660)     (5,418,489)
----------      ----------     -----------      ----------
(1,036,835)        418,058      (3,531,448)        144,751
==========      ==========     ===========      ==========

 4,363,599           5,335         100,881         256,963
       206           --                  7           --
  (934,064)        (66,086)        (59,901)       (816,582)
----------      ----------     -----------      ----------
 3,429,741         (60,751)         40,987        (559,619)
==========      ==========     ===========      ==========

See Notes to Financial Statements.






The Munder Funds
Statements of Changes - Capital Stock Activity, Year Ended June 30, 1996 (Continued)

      Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.


                                               MONEY MARKET FUNDS
                                               -------------------------------------------------------------
                                               Munder           Munder          Munder          Munder
                                               Cash             Money           Tax-Free        U.S. Treasury
                                               Investment       Market          Money Market    Money Market
                                               Fund             Fund            Fund            Fund
                                               -------------    -------------   -------------   -------------
Class A Shares:
Sold .......................................   $  177,850,670   $     188,589   $  19,124,206   $   3,933,444
Issued as reinvestment of dividends ........        3,466,426           1,387         259,761          80,190
Redeemed ...................................     (117,224,475)       (166,954)    (17,330,595)     (3,510,800)
                                               --------------   -------------   -------------   -------------
Net increase ...............................   $   64,092,621   $      23,022   $   2,053,372   $     502,834
                                               ==============   =============   =============   =============
Class B Shares:
Sold .......................................                    $      60,309
Issued as reinvestment of dividends ........                            7,066
Redeemed ...................................                         (314,214)
                                                                -------------
Net decrease ...............................                    $    (246,839)
                                                                =============
Class K Shares:
Sold .......................................   $  600,348,964                   $ 211,116,349   $ 322,484,040
Issued as reinvestment of dividends ........           40,539                           7,943              46
Redeemed ...................................     (611,494,687)                   (214,253,237)   (334,560,626)
                                               --------------                   -------------   -------------
Net decrease ...............................   $  (11,105,184)                  $  (3,128,945)  $ (12,076,540)
                                               ==============                   =============   =============
Class Y Shares:
Sold .......................................   $  725,228,754   $ 694,479,788   $ 167,259,652   $ 560,496,273
Issued as reinvestment of dividends ........          --           12,905,901           1,408         --
Redeemed ...................................     (747,797,473)   (747,503,317)   (165,094,073)   (481,686,647)
                                               --------------   -------------   -------------   -------------
Net increase/(decrease) ....................   $  (22,568,719)  $ (40,117,628)  $   2,166,987   $  78,809,626
                                               ==============   =============   =============   =============

See Notes to Financial Statements.




                     [This Page Intentionally Left Blank}






Munder Bond Fund
Financial Highlights, For a Share Outstanding Throughout Each Period

                                                                           A Shares
                                                                 -----------------------------
                                                                 Six Months
                                                                 Ended           Year
                                                                 12/31/96        Ended
                                                                 (Unaudited)     6/30/96
                                                                 -------------   -------------
Net asset value, beginning of period .........................   $   9.53        $   9.70
                                                                 --------        --------
Income from investment operations:
Net investment income ........................................       0.30            0.61
Net realized and unrealized gain/(loss) on investments .......       0.12           (0.20)
                                                                 --------        --------
Total from investment operations .............................       0.42            0.41
                                                                 --------        --------
Less distributions:
Dividends from net investment income .........................      (0.29)          (0.58)
Distributions from net realized gains ........................        --              --
                                                                 --------        --------
Total distributions ..........................................      (0.29)          (0.58)
                                                                 --------        --------
Net asset value, end of period ...............................   $   9.66        $   9.53
                                                                 ========        ========
Total return (b) .............................................       4.51%           4.24%
                                                                 ========        ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) .........................   $    956        $    895
Ratio of operating expenses to average net assets ............       0.96%(c)        0.95%
Ratio of net investment income to average net assets .........       6.31%(c)        6.26%
Portfolio turnover rate ......................................        123%            507%
Ratio of operating expenses to average net assets without
  waivers ....................................................       0.96%(c)        1.04%
Net investment income per share without waivers ..............   $   0.30        $   0.61


(a) The Munder Bond Fund Class A Shares commenced operations on December 9,
    1992.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Annualized.

(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.

(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.







                           A Shares
----------------------------------------------------------------

   Period          Year            Year            Period
   Ended           Ended           Ended           Ended
   6/30/95(d)      2/28/95(e,f)    2/28/94         2/28/93(a)
-------------     ------------   ----------       --------------
    $ 9.31         $  9.91         $  9.92         $  9.61
    ------         -------         -------         --------

      0.21            0.61            0.58            0.11
      0.38           (0.63)          (0.03)           0.38
    ------         -------         -------         -------
      0.59           (0.02)           0.55            0.49
    ------         -------         -------         -------

     (0.20)          (0.58)          (0.56)          (0.09)
       --              --              --            (0.09)
    ------         -------         -------         -------
     (0.20)          (0.58)          (0.56)          (0.18)
    ------         -------         -------         -------
    $ 9.70         $  9.31         $  9.91         $  9.92
    ======         =======         =======         =======
      6.39%           0.45%           5.61%           5.19%
    ======         =======         =======         =======

    $  919         $   880          $1,318         $  116
      0.95%(c)        0.92%           0.87%           0.76%(c)
      6.47%(c)        6.57%           5.76%           5.05%(c)
        99%            165%            128%             77%
      1.19%(c)        1.16%           1.01%           0.90%(c)
    $ 0.20         $  0.59          $ 0.57         $  0.10

See Notes to Financial Statements.







Munder Bond Fund
Financial Highlights, For a Share Outstanding Throughout Each Period
(Continued)

                                                              B Shares                         C Shares
                                                    ----------------------------    -----------------------------
                                                    Six Months                      Six Months
                                                    Ended           Period          Ended           Period
                                                    12/31/96        Ended           12/31/96        Ended
                                                    (Unaudited)     6/30/96(a)      (Unaudited)     6/30/96(a)
                                                    -----------     -------------   -------------   -------------
Net asset value, beginning of period  ...........   $  9.53         $  9.68         $  9.52         $  9.74
                                                    --------        -------         -------         -------
Income from investment operations:
Net investment income  ..........................      0.27            0.16            0.27            0.16
Net realized and unrealized gain/(loss) on
  investments  ..................................      0.11           (0.14)           0.12           (0.21)
                                                    --------        -------         -------         -------
Total from investment operations  ...............      0.38            0.02            0.39           (0.05)
                                                    --------        -------         -------         ------
Less distributions:
Dividends from net investment income  ...........     (0.26)          (0.17)          (0.26)          (0.17)
Distributions from net realized gains  ..........       --              --              --              --
                                                    --------        -------         -------         -------
Total distributions  ............................     (0.26)          (0.17)          (0.26)          (0.17)
                                                    --------        -------         -------         ------
Net asset value, end of period  .................   $  9.65         $  9.53         $  9.65         $  9.52
                                                    ========        =======         =======         =======
Total return (b)  ...............................      4.04%           0.22%           4.15%          (0.49)%
                                                    ========        =======         =======         =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)  ...........   $   610         $   294         $    54          $   51
Ratio of operating expenses to average net
  assets  .......................................      1.71%(c)        1.70%(c)        1.71%(c)        1.70%(c)
Ratio of net investment income to average net
  assets  .......................................      5.56%(c)        5.51%(c)        5.56%(c)        5.51%(c)
Portfolio turnover rate  ........................       123%            507%            123%            507%
Ratio of operating expenses to average net
  assets without waivers  .......................      1.71%(c)        1.79%(c)        1.71%(c)        1.79%(c)
Net investment income per share without waivers     $  0.27         $  0.16         $  0.27          $ 0.16


(a) The Munder Bond Fund Class B Shares, Class C Shares and Class Y Shares commenced operations on March 13, 1996, March 25, 1996 and December 1, 1991, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Annualized.

(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.

(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.






                                                      Y Shares
  ---------------------------------------------------------------------------------------------------------------
   Six Months
   Ended           Year            Period          Year            Year            Year             Period
   12/31/96        Ended           Ended           Ended           Ended           Ended            Ended
   (Unaudited)     6/30/96         6/30/95(d)      2/28/95(e,f)    2/28/94         2/28/93          2/29/92(a)
----------------   -------------  --------------  --------------  --------------  -------------    -------------
        $   9.53        $   9.70        $   9.31        $   9.91        $   9.92     $   10.13       $   10.00
        --------        --------        --------        --------        --------     ---------       ---------

            0.32            0.64            0.21            0.64            0.58          0.77            0.20
            0.12           (0.21)           0.39           (0.64)          (0.03)        (0.12)           0.07
        --------        --------        --------        --------        --------     ---------       ---------
            0.44            0.43            0.60            0.00            0.55          0.65            0.27
        --------        --------        --------        --------        --------     ---------       ---------

           (0.31)          (0.60)          (0.21)          (0.60)          (0.56)        (0.77)          (0.14)
            --              --              --              --              --           (0.09)           --
        --------        --------        --------        --------        --------     ----------      ---------
           (0.31)          (0.60)          (0.21)          (0.60)          (0.56)        (0.86)          (0.14)
        --------        --------        --------        --------        --------     ----------      ---------
        $   9.66        $   9.53        $   9.70        $   9.31        $   9.91     $    9.92       $   10.13
        ========        ========        ========        ========        ========     ==========      =========
            4.64%           4.50%           6.48%           0.70%           5.63%         6.75%           2.70%
        ========        ========        ========        ========        ========     ==========      =========

        $112,816        $113,020        $146,741        $141,704        $147,770     $ 154,078       $ 145,120
            0.71%(c)        0.70%           0.70%(c)        0.67%           0.80%         0.76%           0.19%(c)
            6.56%(c)        6.51%           6.72%(c)        6.82%           5.70%         7.50%           8.32%(c)
             123%            507%             99%            165%            128%           77%             34%
            0.71%(c)        0.79%           0.94%(c)        0.91%           0.94%         0.94%           0.93%(c)
        $   0.32        $   0.64        $   0.21        $   0.61        $   0.57     $    0.75       $    0.18

See Notes to Financial Statements.







Munder Intermediate Bond Fund
For a Share Outstanding Throughout Each Period

                                                                           A Shares
                                                                 -----------------------------
                                                                 Six Months
                                                                 Ended           Year
                                                                 12/31/96(f)     Ended
                                                                 (Unaudited)     6/30/96
                                                                 -------------   -------------
Net asset value, beginning of period .........................   $   9.31        $   9.52
                                                                 --------        --------
Income from investment operations:
Net investment income ........................................       0.28            0.58
Net realized and unrealized gain/(loss) on investments .......       0.07           (0.21)
                                                                 --------        --------
Total from investment operations .............................       0.35            0.37
                                                                 --------        --------
Less distributions:
Dividends from net investment income .........................      (0.28)          (0.58)
Distributions from net realized gains ........................        --              --
                                                                 --------        --------
Total distributions ..........................................      (0.28)          (0.58)
                                                                 --------        --------
Net asset value, end of period ...............................   $   9.38        $   9.31
                                                                 ========        ========
Total return (b) .............................................       3.81%           3.92%
                                                                 ========        ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) .........................   $  5,461        $  5,356
Ratio of operating expenses to average net assets ............       0.93%(c)        0.94%
Ratio of net investment income to average net assets .........       5.88%(c)        6.08%
Portfolio turnover rate ......................................        182%            494%
Ratio of operating expenses to average net assets without
  waivers ....................................................       0.93%(c)        1.02%
Net investment income per share without waivers ..............   $   0.28        $   0.57

(a) The Munder Intermediate Bond Fund Class A Shares commenced operations on November 24, 1992.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Annualized.

(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.

(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.




                           A Shares
------------------------------------------------------------

Period          Year            Year            Period
Ended           Ended           Ended           Ended
6/30/95(d)      2/28/95(e)      2/28/94         2/28/93(a)
----------    ------------     ---------        ------------
$ 9.27         $  9.91         $ 10.47           $10.26
------         -------         -------           ------

  0.22            0.59            0.59             0.17
  0.25           (0.61)          (0.20)            0.25
------         -------         -------           ------
  0.47           (0.02)           0.39             0.42
------         -------         -------           ------

 (0.22)          (0.61)          (0.58)           (0.12)
   --            (0.01)          (0.37)           (0.09)
------         -------         -------           ------
 (0.22)          (0.62)          (0.95)           (0.21)
------         -------         -------           ------
$ 9.52         $  9.27         $  9.91           $10.47
======         =======         =======           ======
  5.15%           0.54%           3.77%            4.15%
======         =======         =======           ======

$5,470         $ 5,472         $ 6,401           $  542
  0.95%(c)        0.93%           0.86%            0.78%(c)
  7.12%(c)        6.71%           5.75%            5.52%(c)
    84%             80%            155%             104%
  1.19%(c)        1.18%           1.00%            0.92%(c)
$ 0.22         $  0.57         $  0.58           $ 0.16

See Notes to Financial Statements.






Munder Intermediate Bond Fund
Financial Highlights, For a Share Outstanding Throughout Each Period
(Continued)

                                                                                B Shares
                                                        -------------------------------------------------------------
                                                        Six Months
                                                        Ended           Year            Period           Period
                                                        12/31/96(f)     Ended           Ended            Ended
                                                        (Unaudited)     6/30/96         6/30/95(d)       2/28/95(a,e)
                                                        -------------   -------------   -------------    ------------
Net asset value, beginning of period ................        $ 9.30          $ 9.51           $ 9.27          $ 9.22
                                                             ------          ------           ------          ------
Income from investment operations:
Net investment income ...............................          0.24            0.49             0.20            0.19
Net realized and unrealized gain/(loss) on
  investments .......................................          0.08           (0.19)            0.24            0.11
                                                             ------          ------           ------          ------
Total from investment operations ....................          0.32            0.30             0.44            0.30
                                                             ------          ------           ------          ------
Less distributions:
Dividends from net investment income ................         (0.25)          (0.51)           (0.20)          (0.24)
Distributions from net realized gains ...............           --              --               --            (0.01)
                                                             ------          ------           ------          ------
Total distributions .................................         (0.25)          (0.51)           (0.20)          (0.25)
                                                             ------          ------           ------          ------
Net asset value, end of period ......................        $ 9.37          $ 9.30           $ 9.51          $ 9.27
                                                             ======          ======           ======          ======
Total return (b) ....................................          3.45%           3.22%            4.78%           3.33%
                                                             ======          ======           ======          ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ................        $  245          $  103           $    9          $    7
Ratio of operating expenses to average net assets ...          1.68%(c)        1.69%            1.70%(c)        1.67%(c)
Ratio of net investment income to average net assets           5.13%(c)        5.33%            6.37%(c)        5.97%(c)
Portfolio turnover rate .............................           182%            494%              84%             80%
Ratio of operating expenses to average net assets
  without waivers ...................................          1.68%(c)        1.77%            1.94%(c)        1.92%(c)
Net investment income per share without waivers .....        $ 0.24          $ 0.48           $ 0.19          $ 0.18

(a) The Munder Intermediate Bond Fund Class B Shares, Class C Shares and Class Y Shares commenced operations on October 25, 1994, April 19, 1996 and December 1, 1991, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Annualized.

(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.

(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.








           C Shares                                                  Y Shares
   --------------------------  -------------------------------------------------------------------------------------
   Six Months                  Six Months
   Ended          Period       Ended          Year        Period      Year         Year        Year        Period
   12/31/96(f)    Ended        12/31/96(f)    Ended       Ended       Ended        Ended       Ended       Ended
   (Unaudited)    6/30/96(a)   (Unaudited)    6/30/96     6/30/95(d)  2/28/95(e)   2/28/94     2/28/93     2/29/92(a)
   -----------    ----------  ------------    --------   ----------  ----------   ---------   ----------   -----------
     $  9.31      $  9.40      $    9.31      $   9.51   $    9.27    $    9.91   $   10.47    $  10.07     $  10.00
     -------      -------      ---------      --------   ---------    ---------   ---------    --------     --------

        0.19         0.10           0.29          0.60        0.23         0.60        0.59        0.54         0.15
        0.13        (0.06)          0.07         (0.20)       0.24        (0.59)      (0.20)       0.49         0.02
     -------      -------      ---------      --------   ---------    ---------   ---------    --------     --------
        0.32         0.04           0.36          0.40        0.47         0.01        0.39        1.03         0.17
     -------      -------      ---------      --------   ---------    ---------   ---------    --------     --------

        (0.24)      (0.13)         (0.29)        (0.60)      (0.23)       (0.64)      (0.58)      (0.54)       (0.10)
          --           --            --            --          --         (0.01)      (0.37)      (0.09)        --
     -------      -------      ---------      --------   ---------    ---------   ---------    --------     --------
        (0.24)      (0.13)         (0.29)        (0.60)      (0.23)       (0.65)      (0.95)      (0.63)       (0.10)
     -------      -------      ---------      --------   ---------    ---------   ---------    --------     --------
     $  9.39      $  9.31      $    9.38      $   9.31   $    9.51    $    9.27   $    9.91   $   10.47     $  10.07
     =======      =======      =========      ========   =========    =========   =========   =========     ========
        3.52%        0.39%          3.94%         4.29%       5.12%        0.78%       3.79%      10.56%        1.72%
     =======      =======      =========      ========   =========    =========   =========   =========     ========

     $   69       $    52      $ 156,073      $182,937   $ 157,484     $162,185   $ 162,738    $152,470     $114,014
       1.68%(c)      1.69%(c)       0.68%(c)      0.69%       0.70%(c)     0.68%       0.80%       0.77%       0.19%(c)
       5.13%(c)      5.33%(c)       6.13%(c)      6.33%       7.37%(c)     6.96%       5.63%       5.53%       6.17%(c)
        182%          494%           182%          494%         84%          80%        155%        104%         23%
       1.68%(c)      1.77%(c)       0.68%(c)      0.77%       0.94%(c)     0.93%       0.94%       0.95%       0.93%(c)
     $ 0.19       $  0.09      $    0.29      $   0.59    $   0.23     $   0.58   $    0.58    $   0.52     $   0.13

See Notes to Financial Statements.







Munder International Bond Fund
Financial Highlights, For a Share Outstanding Throughout The Period(e)

                                                                 A Shares         Y Shares
                                                                 -------------   --------------
                                                                 Period          Period
                                                                 Ended           Ended
                                                                 12/31/96(a,d)   12/31/96 (a,d)
                                                                 (Unaudited)     (Unaudited)
                                                                 -------------   ---------------
Net asset value, beginning of period .........................          $ 9.98         $   10.00
                                                                        ------         ---------
Income from investment operations:
Net investment income ........................................            0.08              0.10
Net realized and unrealized gain on investments ..............            0.18              0.14
                                                                        ------         ---------
Total from investment operations .............................            0.26              0.24
                                                                        ------         ---------
Less distributions:
Dividends from net investment income .........................           (0.08)            (0.08)
                                                                        ------         ---------
Total distributions ..........................................           (0.08)            (0.08)
                                                                        ------         ---------
Net asset value, end of period ...............................          $10.16         $   10.16
                                                                        ======         =========
Total return (b) .............................................            2.59%             2.43%
                                                                        ======         =========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) .........................          $   15           $29,820
Ratio of operating expenses to average net assets ............            1.10%(c)          0.85%(c)
Ratio of net investment income to average net assets .........            3.68%(c)          3.93%(c)
Portfolio turnover rate ......................................              31%               31%
Ratio of operating expenses to average net assets without
  waivers ....................................................            1.10%(c)          0.85%(c)
Net investment income per share without waivers ..............          $ 0.08           $  0.10

(a) The Munder International Bond Fund Class A Shares and Class Y Shares commenced operations on October 17, 1996 and October 2, 1996, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Annualized.

(d) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

(e) The Fund is authorized to issue Class B Shares and Class C Shares. As of December 31, 1996, the Fund had not commenced selling Class B Shares and Class C Shares.

See Notes to Financial Statements.





                     [This Page Intentionally Left Blank]




Munder U.S. Government Income Fund
For a Share Outstanding Throughout Each Period

                                                                                      A Shares
                                                           -------------------------------------------------------------
                                                           Six Months
                                                           Ended           Year            Period          Period
                                                           12/31/96        Ended           Ended           Ended
                                                           (Unaudited)     6/30/96(f)      6/30/95(d)      2/28/95(a,e)
                                                           -------------   -------------   -------------   -------------
Net asset value, beginning of period  ..................         $  9.98          $10.30         $  9.88         $ 10.03
                                                                 -------          ------         -------         -------
Income from investment operations:
Net investment income  .................................            0.33            0.71            0.24            0.42
Net realized and unrealized gain/(loss) on investments              0.11           (0.27)           0.41           (0.10)
                                                                 -------          ------         -------         -------
Total from investment operations  ......................            0.44            0.44            0.65            0.32
                                                                 -------          ------         -------         -------
Less distributions:
Dividends from net investment income  ..................           (0.31)          (0.68)          (0.23)          (0.47)
Distributions from net realized gains  .................           (0.00)(g)       (0.08)            --              --
                                                                 -------          ------         -------         -------
Total distributions  ...................................           (0.31)          (0.76)          (0.23)          (0.47)
                                                                 -------          ------         -------         -------
Net asset value, end of period  ........................         $ 10.11          $ 9.98         $ 10.30         $  9.88
                                                                 =======          ======         =======         =======
Total return (b)  ......................................            4.51%           4.34%           6.66%           3.30%
                                                                 =======          ======         =======         =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)  ..................          $  428          $  259         $    97         $    69
Ratio of operating expenses to average net assets  .....            0.96%(c)        0.97%           0.97%(c)        0.95%(c)
Ratio of net investment income to average net assets  ..            6.58%(c)        6.92%           6.96%(c)        7.02%(c)
Portfolio turnover rate  ...............................              71%            133%             42%            143%
Ratio of operating expenses to average net assets
  without waivers  .....................................            0.96%(c)        1.04%           1.21%(c)        1.19%(c)
Net investment income per share without waivers  .......          $ 0.33          $ 0.70         $  0.23         $  0.41


(a) The Munder U.S. Government Income Fund Class A Shares, Class B Shares, Class C Shares and Class Y Shares commenced operations on July 28, 1994, September 6, 1995, August 12, 1996 and July 5, 1994, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Annualized.

(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.

(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

(g) Amount represents less than $0.01 per share.








            B Shares                C Shares                                 Y Shares
   ----------------------------    -----------     -------------------------------------------------------------
   Six Months                      Period          Six Months
   Ended           Period          Ended           Ended           Year            Period           Period
   12/31/96        Ended           12/31/96(a)     12/31/96        Ended           Ended            Ended
   (Unaudited)     6/30/96(a,f)    (Unaudited)     (Unaudited)     6/30/96(f)      6/30/95(d)       2/28/95(a,e)
   -----------     -----------     -----------     ------------    ----------      -----------      ------------
   $  9.98         $ 10.31         $ 10.11         $  9.98         $ 10.30          $  9.89         $ 10.00
   -------         -------         -------         -------         -------          -------         -------

     0.27             0.49            0.26            0.35            0.74             0.24            0.44
     0.14            (0.24)          (0.03)           0.10           (0.27)            0.41           (0.07)
   -------         -------         -------         -------         -------          -------         -------
     0.41             0.25            0.23            0.45            0.47             0.65            0.37
   -------         -------         -------         -------         -------          -------         -------

     (0.28)          (0.50)          (0.23)          (0.32)          (0.71)           (0.24)          (0.48)
     (0.00)(g)       (0.08)          (0.00)(g)       (0.00)(g)       (0.08)            --              --
   -------         -------         -------         -------         -------          -------         -------
     (0.28)          (0.58)          (0.23)          (0.32)          (0.79)           (0.24)          (0.48)
   -------         -------         -------         -------         -------          -------         -------
   $ 10.11         $  9.98         $ 10.11         $ 10.11         $  9.98          $ 10.30         $  9.89
   =======         =======         =======         =======         =======         ========         =======
      4.18%           2.42%           2.33%           4.63%           4.58%            6.64%           3.85%
   =======         =======         =======         =======         =======         ========         =======

   $ 1,810         $   498         $    10         $49,500         $46,695          $12,862         $11,647
      1.71%(c)        1.72%(c)        1.71%(c)        0.71%(c)        0.72%            0.72%(c)        0.70%(c)
      5.83%(c)        6.17%(c)        5.83%(c)        6.83%(c)        7.17%            7.21%(c)        7.27%(c)
        71%            133%             71%             71%            133%              42%            143%
      1.71%(c)        1.79%(c)        1.71%(c)        0.71%(c)        0.79%            0.96%(c)        0.94%(c)
   $  0.27         $  0.48         $  0.26         $  0.35         $  0.73          $  0.24         $  0.43

See Notes to Financial Statements.







Munder Michigan Triple Tax-Free Bond Fund
Financial Highlights, For a Share Outstanding Throughout Each Period

                                                                                     A Shares
                                               ------------------------------------------------------------------------------
                                               Six Months
                                               Ended            Year            Period          Year            Period
                                               12/31/96(e)      Ended           Ended           Ended           Ended
                                               (Unaudited)      6/30/96(e)      6/30/95(d,e)    2/28/95(e,f)    2/28/94(a)
                                               -------------    -------------   -------------   -------------   -------------
Net asset value, beginning of period .......      $  9.35         $  9.34         $  9.24         $  9.73         $  9.93
                                                  -------         -------         -------         -------         -------
Income from investment operations:
Net investment income ......................         0.23            0.48            0.16            0.44            0.01
Net realized and unrealized gain/(loss) on
  investments ..............................         0.24            0.01            0.10           (0.50)          (0.21)
                                                  -------         -------         -------         -------         -------
Total from investment operations ...........         0.47            0.49            0.26           (0.06)          (0.20)
                                                  -------         -------         -------         -------         -------
Less distributions:
Dividends from net investment income .......        (0.22)          (0.48)          (0.16)          (0.43)            --
Distributions from net realized gains ......        (0.00)(g)         --              --              --              --
                                                  -------         -------         -------         -------         -------
Total distributions ........................        (0.22)          (0.48)          (0.16)          (0.43)            --
                                                  -------         -------         -------         -------         -------
Net asset value, end of period .............      $  9.60         $  9.35         $  9.34         $  9.24         $  9.73
                                                  =======         =======         =======         =======         =======
Total return (b) ...........................         5.12%           5.25%           2.84%          (0.16)%         (2.01)%
                                                  =======         =======         =======         =======         =======
Ratios to average net assets/
  supplemental data:
Net assets, end of period (in 000's) .......      $   472         $   446         $   417         $   444         $    43
Ratio of operating expenses to average net
  assets ...................................         0.71%(c)        0.51%           0.52%(c)        0.56%           0.46%(c)

Ratio of net investment income to average
  net assets ...............................         4.71%(c)        5.01%           5.06%(c)        4.81%           3.76%(c)

Portfolio turnover rate ....................           11%             31%              8%             53%              0%
Ratio of operating expenses to average net
  assets without waivers ...................         1.02%(c)        1.09%           1.26%(c)        1.30%           1.20%(c)

Net investment income per share without
  waivers ..................................      $  0.22         $  0.42         $  0.14         $  0.37         $  0.01

(a) The Munder Michigan Triple Tax-Free Bond Fund Class A Shares, Class B Shares and Class C Shares commenced operations on February 15, 1994, July 5, 1994 and October 4, 1996, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Annualized.

(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.

(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

(g) Amount represents less than $0.01 per share.






                               B Shares                          C Shares
-------------------------------------------------------------   -------------
Six Months                                                      Period
Ended           Year            Period          Period          Ended
12/31/96(e)     Ended           Ended           Ended           12/31/96(a,e)
(Unaudited)     6/30/96(e)      6/30/95(d,e)    2/28/95(a,e,f)  (Unaudited)
------------    -----------    -------------    --------------  -------------
  $  9.35        $   9.34         $  9.24         $  9.17         $  9.56
  -------        --------         -------         -------         -------

     0.19            0.41            0.14            0.24            0.10
     0.25            0.00(g)         0.10            0.10            0.02
  -------        --------         -------         -------         -------
     0.44            0.41            0.24            0.34            0.12
  -------        --------         -------         -------         -------

    (0.19)          (0.40)          (0.14)          (0.27)          (0.09)
    (0.00)(g)         --              --              --            (0.00)(g)
  -------        --------         -------         -------         -------
    (0.19)          (0.40)          (0.14)          (0.27)          (0.09)
  -------        --------         -------         -------         -------
  $  9.60        $   9.35         $  9.34         $  9.24         $  9.59
  =======        ========         =======         =======         =======
    4.73%            4.46%           2.58%           3.81%           1.29%
  =======        ========         =======         =======         =======

  $  277         $    251          $  254         $   227         $   89
    1.46%(c)         1.26%           1.27%(c)        1.29%(c)        1.46%(c)
    3.96%(c)         4.26%           4.31%(c)        4.08%(c)        3.96%(c)
      11%              31%              8%             53%             11%

    1.77%(c)         1.84%           2.01%(c)        2.03%(c)        1.77%(c)
  $ 0.18         $   0.35          $ 0.12         $  0.20         $  0.09

See Notes to Financial Statements.




Munder  Michigan Triple Tax-Free Bond Fund
Financial Highlights, For a Share Outstanding Throughout Each Period
(Continued)


                                                                              Y Shares
                                               -----------------------------------------------------------------------------
                                               Six Months
                                               Ended            Year            Period          Year            Period
                                               12/31/96(e)      Ended           Ended           Ended           Ended
                                               (Unaudited)      6/30/96(e)      6/30/95(d,e)    2/28/95(e,f)    2/28/94(a)
                                               -------------    -------------   -------------   -------------   -------------
Net asset value, beginning of period .......      $  9.35         $  9.34         $  9.24         $  9.73         $ 10.00
                                                  -------         -------         -------         -------         -------
Income from investment operations:
Net investment income ......................         0.24            0.44            0.17            0.50            0.05
Net realized and unrealized gain/(loss) on
  investments ..............................         0.25            0.07            0.10           (0.54)          (0.30)
                                                  -------         -------         -------         -------         -------
Total from investment operations ...........         0.49            0.51            0.27           (0.04)          (0.25)
                                                  -------         -------         -------         -------         -------
Less distributions:
Dividends from net investment income .......        (0.24)          (0.50)          (0.17)          (0.45)          (0.02)
Distributions from net realized gains ......        (0.00)(g)         --              --              --              --
                                                  -------         -------         -------         -------         -------
Total distributions ........................        (0.24)          (0.50)          (0.17)          (0.45)          (0.02)
                                                  -------         -------         -------         -------         -------
Net asset value, end of period .............      $  9.60         $  9.35         $  9.34         $  9.24         $  9.73
                                                  =======         =======         =======         =======         =======
Total return (b) ...........................         5.25%           5.51%           2.92%           0.10%          (2.47)%
                                                  =======         =======         =======         =======         =======
Ratios to average net assets/
  supplemental data:
Net assets, end of period (in 000's) .......      $   496         $   204         $   771         $   604         $ 2,252
Ratio of operating expenses to average net
  assets ...................................         0.46%(c)        0.26%           0.27%(c)        0.31%           0.21%(c)

Ratio of net investment income to average
  net assets ...............................         4.96%(c)        5.26%           5.31%(c)        5.06%           3.67%(c)

Portfolio turnover rate ....................           11%             31%              8%             53%              0%
Ratio of operating expenses to average net
  assets without waivers ...................         0.77%(c)        0.84%           1.01%(c)        1.05%           0.95%(c)

Net investment income per share without
  waivers ..................................      $  0.23         $  0.38         $  0.12         $  0.42         $  0.04

(a) The Munder Michigan Triple Tax-Free Bond Fund Class Y Shares commenced operations on January 3, 1994.

(b) Total return represents aggregate total return for the period indicated.

(c) Annualized.

(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.

(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

(g) Amount represents less than $0.01 per share.

See Notes to Financial Statements.





                     [This Page Intentionally Left Blank]






Munder Tax-Free Bond Fund
Financial Highlights, For a Share Outstanding Throughout Each Period(d)

                                                                            A Shares
                                                                 ------------------------------
                                                                 Six Months
                                                                 Ended           Period
                                                                 12/31/96        Ended
                                                                 (Unaudited)     6/30/96 (a,f)
                                                                 -------------   -------------
Net asset value, beginning of period .........................      $ 10.33         $ 10.49
                                                                    -------         -------
Income from investment operations:
Net investment income ........................................         0.23            0.34
Net realized and unrealized gain on investments ..............         0.19           (0.14)
                                                                    -------         -------
Total from investment operations .............................         0.42            0.20
                                                                    -------         -------
Less distributions:
Dividends from net investment income .........................        (0.23)          (0.35)
Distributions from net realized gains ........................        (0.08)          (0.01)
                                                                     ------         -------
Total distributions ..........................................        (0.31)          (0.36)
                                                                     ------         -------
Net asset value, end of period ...............................       $10.44         $ 10.33
                                                                     ======         =======
Total return (b) .............................................         4.12%           1.87%
                                                                     ======         =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) .........................       $2,386         $ 1,141
Ratio of operating expenses to average net assets ............         0.95%(c)        0.98%(c)
Ratio of net investment income to average net assets .........         4.42%(c)        4.42%(c)
Portfolio turnover rate ......................................           16%             15%
Ratio of operating expenses to average net assets without
  waivers ....................................................         0.95%(c)        1.06%(c)
Net investment income per share without waivers ..............       $ 0.23         $  0.33

(a) The Munder Tax-Free Bond Fund Class A Shares, Class B Shares and Class Y Shares commenced operations on October 9, 1995, December 6, 1994 and July 21, 1994, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Annualized.

(d) The Fund is authorized to issue Class C Shares. As of December 31, 1996, the Fund had not commenced selling Class C Shares.

(e) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.

(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

(g) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

(h) Total net assets for Class B Shares were $164 at February 28, 1995.







                      B Shares                                                Y Shares
------------------------------------------------------  -------------------------------------------------------
Six Months                                              Six Months
Ended         Year          Period        Period        Ended         Year           Period        Period
12/31/96      Ended         Ended         Ended         12/31/96      Ended          Ended         Ended
(Unaudited)   6/30/96(f)    6/30/95(e,f)  2/28/95(a,g)  (Unaudited)   6/30/96(f)     6/30/95(e,f)  2/28/95(a,g)
-----------   -----------   ------------  ------------  -----------   ---------      ------------  ------------
$    10.34     $  10.29       $ 10.14       $  9.72       $ 10.34       $ 10.29       $ 10.13       $ 10.06
----------     --------       -------       -------       -------       -------       -------       -------

      0.19         0.40          0.13          0.10          0.25          0.49          0.16          0.30
      0.19         0.05          0.15          0.42          0.18          0.06          0.16          0.10
----------     --------       -------       -------       -------       -------       -------       -------
      0.38         0.45          0.28          0.52          0.43          0.55          0.32          0.40
----------     --------       -------       -------       -------       -------       -------       -------

     (0.20)       (0.39)        (0.13)        (0.10)        (0.25)        (0.49)        (0.16)        (0.33)
     (0.08)       (0.01)          --            --          (0.08)        (0.01)          --            --
----------     --------       -------       -------       -------       -------       -------       -------
     (0.28)       (0.40)        (0.13)        (0.10)        (0.33)        (0.50)        (0.16)        (0.33)
----------     --------       -------       -------       -------       -------       -------       -------
$    10.44     $  10.34       $ 10.29       $ 10.14       $ 10.44       $ 10.34       $ 10.29       $ 10.13
==========     ========       =======       =======       =======       =======       =======       =======
      3.66%        4.36%         2.80%         5.39%         4.15%         5.38%         3.17%         4.08%
==========     ========       =======       =======       =======       =======       =======       =======

$       59     $      5       $     1       $     0(h)    $ 2,110       $ 1,929       $ 1,498       $   953
      1.70%(c)     1.73%         1.77%(c)      1.67%(c)      0.70%(c)      0.73%         0.77%(c)      0.68%(c)
      3.67%(c)     3.67%         3.63%(c)      3.95%(c)      4.67%(c)      4.67%         4.63%(c)      4.94%(c)
        16%          15%           12%           50%           16%           15%           12%           50%
      1.70%(c)     1.81%         2.01%(c)      1.91%(c)      0.70%(c)      0.81%         1.01%(c)      0.92%(c)
$     0.19     $   0.39       $  0.10       $  0.09       $  0.25       $  0.48       $  0.15       $  0.29

See Notes to Financial Statements.




Munder Tax-Free Intermediate Bond Fund
Financial Highlights, For a Share Outstanding Throughout Each Period(f)

                                                                         A Shares
                                       ---------------------------------------------------------------------------------
                                       Six Months
                                       Ended         Year          Period        Year          Year          Period
                                       12/31/96(g)   Ended         Ended         Ended         Ended         Ended
                                       (Unaudited)   6/30/96(g)    6/30/95(d)    2/28/95(e)    2/28/94       2/28/93(a)
                                       -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of
  period  ..........................   $ 10.34       $ 10.36       $ 10.17       $ 10.44       $ 10.69       $ 10.39
                                       -------       -------       -------       -------       -------       -------
Income from investment operations:
Net investment income  .............      0.20          0.41          0.14          0.40          0.42          0.09
Net realized and unrealized
  gain/(loss) on investments  ......      0.13         (0.02)         0.19         (0.23)        (0.14)         0.31
                                       -------       -------       -------       -------       -------       -------
Total from investment operations  ..      0.33          0.39          0.33          0.17          0.28          0.40
                                       -------       -------       -------       -------       -------       -------
Less distributions:
Dividends from net investment
  income  ..........................     (0.21)        (0.41)        (0.14)        (0.42)        (0.42)        (0.08)
Distributions from net realized
  gains  ...........................     (0.03)          --            --          (0.02)        (0.11)        (0.02)
                                       -------       -------       -------       -------       -------       -------
Total distributions  ...............     (0.24)        (0.41)        (0.14)        (0.44)        (0.53)        (0.10)
                                       -------       -------       -------       -------       -------       -------
Net asset value, end of period  ....   $ 10.43       $ 10.34       $ 10.36       $ 10.17       $ 10.44       $ 10.69
                                       =======       =======       =======       =======       =======       =======
Total return (b)  ..................      3.17%         3.79%         3.25%         2.05%         2.62%         3.90%
                                       =======       =======       =======       =======       =======       =======
Ratios to average net assets/
  supplemental data:
Net assets, end of period (in
  000's)  ..........................    $6,961       $ 5,012       $ 4,138       $ 4,551       $ 6,011       $1,262
Ratio of operating expenses to
  average net assets  ..............      0.93%(c)      0.96%         0.98%(c)      0.95%         0.86%         0.79%(c)
Ratio of net investment income to
  average net assets  ..............      3.92%(c)      3.91%         4.02%(c)      4.19%         3.88%         4.09%(c)
Portfolio turnover rate  ...........         7%           20%            5%           52%           38%           57%
Ratio of operating expenses to
  average net assets without
  waivers  .........................      0.93%(c)      1.04%         1.22%(c)      1.19%         1.00%         0.93%(c)
Net investment income per share
  without waivers  .................    $ 0.20       $  0.40       $  0.13       $  0.38       $  0.40       $  0.08

(a) The Munder Tax-Free Intermediate Bond Fund Class A Shares, Class B Shares and Class Y Shares commenced operations on November 30, 1992, May 16, 1996 and December 17, 1992, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Annualized.

(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.

(e) On February 1, 1995, Munder Capital Management, Inc. replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

(f) The Fund is authorized to issue Class C Shares. As of December 31, 1996, the Fund had not commenced selling Class C Shares.

(g) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.




           B Shares                                                 Y Shares
   --------------------------  ----------------------------------------------------------------------------------
   Six Months                  Six Months
   Ended         Period        Ended         Year          Period        Year           Year          Period
   12/31/96(g)   Ended         12/31/96(g)   Ended         Ended         Ended          Ended         Ended
   (Unaudited)   6/30/96(a,g)  (Unaudited)   6/30/96(g)    6/30/95(d)    2/28/95(e)     2/28/94       2/28/93(a)
   -----------   ------------  -----------   -----------   -----------   -----------    -----------   -----------
   $ 10.34       $ 10.36       $ 10.34       $ 10.37       $ 10.17       $  10.44       $ 10.69       $ 10.40
   -------       -------       -------       -------       -------       --------       -------       -------

      0.17          0.04          0.22          0.45          0.15           0.42          0.42          0.07

      0.11          0.00          0.12         (0.04)         0.20          (0.23)        (0.14)         0.31
   -------       -------       -------       -------       -------       --------       -------       -------
      0.28          0.04          0.34          0.41          0.35           0.19          0.28          0.38
   -------       -------       -------       -------       -------       --------       -------       -------

     (0.17)        (0.06)        (0.22)        (0.44)        (0.15)         (0.44)        (0.42)        (0.07)
     (0.03)          --          (0.03)          --           --            (0.02)        (0.11)        (0.02)
   -------       -------       -------       -------       -------       --------       -------       -------
     (0.20)        (0.06)        (0.25)        (0.44)        (0.15)         (0.46)        (0.53)        (0.09)
   -------       -------       -------       -------       -------       --------       -------       -------
   $ 10.42       $ 10.34       $ 10.43       $ 10.34       $ 10.37       $  10.17       $ 10.44       $ 10.69
   =======       =======       =======       =======       =======       ========       =======       =======
      2.73%         0.39%         3.29%         3.95%         3.43%          2.34%         2.64%         3.68%
   =======       =======       =======       =======       =======       ========       =======       =======

   $   171       $    50       $ 5,322       $ 5,285       $11,100       $ 10,709       $ 3,074       $   489
      1.68%(c)      1.71%(c)      0.68%(c)      0.71%         0.73%(c)       0.70%         0.80%         0.79%(c)

      3.17%(c)      3.16%(c)      4.17%(c)      4.16%         4.27%(c)       4.44%         3.99%         4.08%(c)
         7%           20%            7%           20%            5%            52%           38%           57%

      1.68%(c)      1.79%(c)      0.68%(c)      0.79%         0.97%(c)       0.94%         0.94%         0.93%(c)
   $  0.17       $  0.03       $  0.22       $  0.44       $  0.14       $   0.39       $  0.41       $  0.07

See Notes to Financial Statements.




Munder Cash Investment Fund
Financial Highlights, For a Share Outstanding Throughout Each Period

                                                                             A Shares
                                       ---------------------------------------------------------------------------------
                                       Six Months
                                       Ended         Year          Period        Year          Year          Period
                                       12/31/96      Ended         Ended         Ended         Ended         Ended
                                       (Unaudited)   6/30/96       6/30/95(d)    2/28/95(e)    2/28/94       2/28/93(a)
                                       -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of
  period  ..........................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                        --------      --------      --------      --------      --------      --------
Income from investment operations:
Net investment income  .............       0.023         0.049         0.018         0.039         0.026         0.007
                                        --------      --------      --------      --------      --------      --------
Total from investment operations  ..       0.023         0.049         0.018         0.039         0.026         0.007
                                        --------      --------      --------      --------      --------      --------
Less distributions:
Dividends from net investment
  income  ..........................      (0.023)       (0.049)       (0.018)       (0.039)       (0.026)       (0.007)
                                        --------      --------      --------      --------      --------      --------
Total distributions  ...............      (0.023)       (0.049)       (0.018)       (0.039)       (0.026)       (0.007)
                                        --------      --------      --------      --------      --------      --------
Net asset value, end of period  ....    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                        ========      ========      ========      ========      ========      ========
Total return (b)  ..................        2.36%         5.02%         1.78%         3.97%         2.68%         0.69%
                                        ========      ========      ========      ========      ========      ========
Ratios to average net assets/
  supplemental data:
Net assets, end of period (in
  000's)  ..........................    $ 87,447      $116,622      $ 52,530      $ 40,239      $ 32,913      $  2,296
Ratio of operating expenses to
  average net assets  ..............        0.81%(c)      0.78%         0.77%(c)      0.80%         0.59%         0.53%(c)
Ratio of net investment income to
  average net assets  ..............        4.65%(c)      4.88%         5.39%(c)      4.02%         2.68%         2.79%(c)
Ratio of operating expenses to
  average net assets without
  waivers  .........................        0.81%(c)      0.78%         0.79%(c)      0.83%         0.64%         0.58%(c)
Net investment income per share
  without waivers  .................    $  0.023      $  0.049      $  0.018      $ 0.039       $  0.026      $  0.007

(a) The Munder Cash Investment Fund Class A Shares and Class Y Shares commenced operations on December 1, 1992 and March 14, 1990, respectively.

(b) Total return represents aggregate total return for the period indicated.

(c) Annualized.

(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.

(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.






                                             Y Shares
   -------------------------------------------------------------------------------------------------------------
   Six Months
   Ended         Year          Period        Year          Year          Year           Year          Period
   12/31/96      Ended         Ended         Ended         Ended         Ended          Ended         Ended
   (Unaudited)   6/30/96       6/30/95(d)    2/28/95(e)    2/28/94       2/28/93        2/29/92       2/28/91(a)
   -----------   -----------   -----------   -----------   -----------   -----------    -----------   -----------
   $    1.00      $   1.00     $    1.00      $   1.00     $    1.00      $   1.00       $   1.00     $    1.00
   ---------      --------     ---------      --------     ---------      --------       --------     ---------

       0.025         0.051         0.019         0.042         0.027         0.031          0.052         0.073
   ---------      --------     ---------      --------     ---------      --------       --------     ---------
       0.025         0.051         0.019         0.042         0.027         0.031          0.052         0.073
   ---------      --------     ---------      --------     ---------      --------       --------     ---------

      (0.025)       (0.051)       (0.019)       (0.042)       (0.027)       (0.031)        (0.052)       (0.073)
   ---------      --------     ---------      --------     ---------      --------       --------     ---------
      (0.025)       (0.051)       (0.019)       (0.042)       (0.027)       (0.031)        (0.052)       (0.073)
   ---------      --------     ---------      --------     ---------      --------       --------     ---------
   $    1.00      $   1.00     $    1.00      $   1.00     $    1.00      $   1.00       $   1.00     $    1.00
   =========      ========     =========      ========     =========      ========       ========     =========
        2.50%         5.27%         1.87%         4.23%         2.70%         3.17%          5.30%         7.56%
   =========      ========     =========      ========     =========      ========       ========     =========

   $ 329,349      $317,825     $ 340,394      $324,793     $ 282,363      $320,296       $317,943     $ 317,545

        0.56%(c)      0.53%         0.52%(c)      0.55%         0.53%         0.48%          0.44%         0.45%(c)

        4.90%(c)      5.13%         5.64%(c)      4.27%         2.66%         3.12%          5.12%         7.43%(c)

        0.56%(c)      0.53%         0.54%(c)      0.58%         0.58%         0.59%          0.63%         0.65%(c)

   $   0.025      $  0.051     $   0.019      $  0.041     $   0.026      $  0.030       $  0.050     $   0.071

See Notes to Financial Statements.





Munder Money Market Fund
Financial Highlights, For a Share Outstanding Throughout Each Period

                                                 A Shares                                 B Shares
                                       -------------------------   -----------------------------------------------------
                                       Six Months                  Six Months
                                       Ended         Period        Ended         Year          Period        Period
                                       12/31/96      Ended         12/31/96      Ended         Ended         Ended
                                       (Unaudited)   6/30/96(a)    (Unaudited)   6/30/96       6/30/95(e,f)  12/31/94(a)
                                       -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of
  period  ..........................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                        --------      --------      --------      --------      --------      --------
Income from investment operations:
Net investment income  .............       0.023         0.048         0.019         0.041         0.020         0.030
                                        --------      --------      --------      --------      --------      --------
Total from investment operations  ..       0.023         0.048         0.019         0.041         0.020         0.030
                                        --------      --------      --------      --------      --------      --------
Less distributions:
Dividends from net investment
  income  ..........................      (0.023)       (0.048)       (0.019)       (0.041)       (0.020)       (0.030)
                                        --------      --------      --------      --------      --------      --------
Total distributions  ...............      (0.023)       (0.048)       (0.019)       (0.041)       (0.020)       (0.030)
                                        --------      --------      --------      --------      --------      --------
Net asset value, end of period  ....    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                        ========      ========      ========      ========      ========      ========
Total return (b)  ..................        2.34%         4.83%         1.94%         4.13%         1.99%         2.97%
                                        ========      ========      ========      ========      ========      ========
Ratios to average net assets/
  supplemental data:
Net assets, end of period (in
  000's)  ..........................    $     16      $     23      $     71      $    124      $    371      $    501
Ratio of operating expenses to
  average net
  assets  ..........................        0.89%(c)      0.87%(c)      1.64%(c)      1.62%         1.60%(c)      1.60%(c)
Ratio of net investment income to
  average net assets  ..............        4.58%(c)      4.84%(c)      3.83%(c)      4.09%         4.46%(c)      3.36%(c)
Ratio of operating expenses to
  average net assets without
  waivers  .........................        0.89%(c)      0.87%(c)      1.64%(c)      1.62%         1.66%(c)      3.34%(c)
Net investment income per share
  without waivers (d)  .............    $  0.023      $  0.048      $  0.019      $  0.041      $  0.020      $  0.030

(a) The Munder Money Market Class A Shares, Class B Shares, Class C Shares and Class Y Shares commenced operations on July 3, 1995, February 16, 1994, October 17, 1996 and August 18, 1993, respectively.

(b) Total return represents aggregate total return for the period indicated.

(c) Annualized.

(d) Amounts for periods prior to June 30, 1995 are unaudited.

(e) Fiscal year end changed to June 30. Prior to this, the fiscal year end was December 31.

(f) On February 1, 1995, Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.




    C Shares                                       Y Shares
   ------------    -----------------------------------------------------------------------------
   Period          Six Months
   Ended           Ended           Year            Period          Year            Period
   12/31/96(a)     12/31/96        Ended           Ended           Ended           Ended
   (Unaudited)     (Unaudited)     6/30/96         6/30/95(e,f)    12/31/94        12/31/93(a)
   ------------    ------------    ------------    ------------    -----------     -------------
     $   1.00       $   1.00       $    1.00       $    1.00       $    1.00        $    1.00
     --------       --------       ---------       ---------       ---------        ---------

        0.008          0.024           0.051           0.024           0.040            0.010
     --------       --------       ---------       ---------       ---------        ---------
        0.008          0.024           0.051           0.024           0.040            0.010
     --------       --------       ---------       ---------       ---------        ---------

       (0.008)        (0.024)         (0.051)         (0.024)         (0.040)          (0.010)
     --------       --------       ---------       ---------       ---------        ---------
       (0.008)        (0.024)         (0.051)         (0.024)         (0.040)          (0.010)
     --------       --------       ---------       ---------       ---------        ---------
     $   1.00       $   1.00       $    1.00       $    1.00       $    1.00        $    1.00
     ========       ========       =========       =========       =========        =========
         0.79%          2.46%           5.17%           2.44%           3.88%            0.96%
     ========       ========       =========       =========       =========        =========

     $    152       $ 91,444       $ 223,396       $ 263,513       $ 145,685        $ 90,086

         1.64%(c)       0.64%(c)        0.62%           0.60%(c)        0.60%            0.60%(c)

         3.83%(c)       4.83%(c)        5.09%           5.46%(c)        3.81%            2.57%(c)

         1.64%(c)       0.64%(c)        0.62%           0.66%(c)        0.74%            0.73%(c)

     $  0.008       $  0.024       $   0.051       $   0.024       $   0.040        $  0.010

See Notes to Financial Statements.




Munder Tax-Free Money Market Fund
Financial Highlights, For a Share Outstanding Throughout Each Period

                                                                           A Shares
                                         ---------------------------------------------------------------------------------
                                         Six Months
                                         Ended         Year          Period        Year          Year          Period
                                         12/31/96      Ended         Ended         Ended         Ended         Ended
                                         (Unaudited)   6/30/96       6/30/95(d)    2/28/95(e)    2/28/94       2/28/93(a)
                                         -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period       $    1.00     $    1.00    $     1.00      $   1.00      $   1.00      $   1.00
                                           ---------     ---------    ----------      --------      --------      --------
Income from investment operations:
Net investment income  ...............         0.014         0.029         0.011         0.023         0.020         0.006
                                           ---------     ---------    ----------      --------      --------      --------
Total from investment operations  ....         0.014         0.029         0.011         0.023         0.020         0.006
                                           ---------     ---------    ----------      --------      --------      --------
Less distributions:
Dividends from net investment income          (0.014)       (0.029)       (0.011)       (0.023)       (0.020)       (0.006)
                                           ---------     ---------    ----------      --------      --------      --------
 Total distributions  .................       (0.014)       (0.029)       (0.011)       (0.023)       (0.020)       (0.006)
                                           ---------     ---------    ----------      --------      --------      --------
Net asset value, end of period  ......     $    1.00     $    1.00    $     1.00      $   1.00      $   1.00      $   1.00
                                           =========     =========    ==========      ========      ========      ========
Total return (b)  ....................          1.36%         2.89%         1.09%         2.33%         1.99%         0.60%
                                           =========     =========    ==========      ========      ========      ========
Ratios to average net assets/
  supplemental data:
Net assets, end of period (in 000's)       $   5,184     $  10,582    $    8,530      $ 4,539       $  4,525      $    761
Ratio of operating expenses to
  average net assets  ................          0.78%(c)      0.78%         0.79%(c)      0.80%         0.58%         0.52%(c)
Ratio of net investment income to
  average net assets  ................          2.69%(c)      2.89%         3.26%(c)      2.29%         1.95%         2.06%(c)
Ratio of operating expenses to
  average net assets without waivers            0.78%(c)      0.80%         0.84%(c)      0.85%         0.63%         0.57%(c)
Net investment income per share
  without waivers  ...................     $   0.014     $   0.029    $    0.011      $  0.023      $  0.019      $  0.005

(a) The Munder Tax-Free Money Market Fund Class A Shares and Class Y Shares commenced operations on November 29, 1992 and March 14, 1990, respectively.

(b) Total return represents aggregate total return for the period indicated.

(c) Annualized.

(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.

(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.






                                                Y Shares
   --------------------------------------------------------------------------------------------------------------
   Six Months
   Ended         Year          Period        Year          Year          Year           Year          Period
   12/31/96      Ended         Ended         Ended         Ended         Ended          Ended         Ended
   (Unaudited)   6/30/96       6/30/95(d)    2/28/95(e)    2/28/94       2/28/93        2/29/92       2/28/91(a)
   -----------   -----------   -----------   -----------   -----------   -----------    -----------   -----------
    $     1.00      $   1.00      $   1.00      $   1.00      $   1.00       $  1.00     $    1.00      $   1.00
    ----------      --------      --------      --------      --------       -------     ----------     ---------

         0.015         0.031         0.012         0.026         0.020         0.025         0.039         0.051
    ----------      --------      --------      --------      --------       -------     ----------     ---------
         0.015         0.031         0.012         0.026         0.020         0.025         0.039         0.051
    ----------      --------      --------      --------      --------       -------     ----------     ---------

        (0.015)       (0.031)       (0.012)       (0.026)       (0.020)       (0.025)       (0.039)       (0.051)
    ----------      --------      --------      --------      --------       -------     ----------     ---------
        (0.015)       (0.031)       (0.012)       (0.026)       (0.020)       (0.025)       (0.039)       (0.051)
    ----------      --------      --------      --------      --------       -------     ----------     ---------
    $     1.00      $   1.00      $   1.00      $   1.00      $   1.00       $  1.00     $    1.00      $   1.00
    ==========      ========      ========      ========      ========       =======     =========      ==========
          1.48%         3.16%         1.19%         2.59%         2.02%         2.50%         3.99%         5.28%
    ==========      ========      ========      ========      ========       =======     =========      ==========

    $   31,194      $ 25,594      $ 23,430      $ 30,884      $ 53,798       $94,749     $ 102,453      $ 94,546
          0.53%(c)      0.53%         0.54%(c)      0.55%         0.54%         0.50%         0.44%         0.45%(c)

          2.94%(c)      3.14%         3.51%(c)      2.54%         2.00%         2.45%         3.89%         5.30%(c)

          0.53%(c)      0.55%         0.59%(c)      0.60%         0.59%         0.58%         0.62%         0.66%(c)
    $    0.015      $  0.031      $  0.012      $  0.025      $  0.020       $ 0.024     $   0.037      $  0.050

See Notes to Financial Statements.





Munder U.S. Treasury Money Market Fund
Financial Highlights, For a Share Outstanding Throughout Each Period

                                                                         A Shares
                                       ---------------------------------------------------------------------------------
                                       Six Months
                                       Ended         Year          Period        Year          Year          Period
                                       12/31/96      Ended         Ended         Ended         Ended         Ended
                                       (Unaudited)   6/30/96       6/30/95(d)    2/28/95(e)    2/28/94       2/28/93(a)
                                       -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of
  period  ..........................     $    1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         ---------      --------      --------      --------      --------      --------
Income from investment operations:
Net investment income  .............         0.023         0.047         0.017         0.037         0.025         0.007
                                         ---------      --------      --------      --------      --------      --------
Total from investment operations  ..         0.023         0.047         0.017         0.037         0.025         0.007
                                         ---------      --------      --------      --------      --------      --------
Less distributions:
Dividends from net investment
  income  ..........................        (0.023)       (0.047)       (0.017)       (0.037)       (0.025)       (0.007)
                                         ---------      --------      --------      --------      --------      --------
Total distributions  ...............        (0.023)       (0.047)       (0.017)       (0.037)       (0.025)       (0.007)
                                         ---------      --------      --------      --------      --------      --------
Net asset value, end of period  ....     $    1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         =========      ========      ========      ========      ========      ========
Total return (b)  ..................          2.30%         4.77%         1.72%         3.72%         2.57%         0.74%
                                         =========      ========      ========      ========      ========      ========
Ratios to average net assets/
 supplemental data:
Net assets, end of period (in
  000's)  ..........................     $   2,301      $  1,620      $  1,117      $  3,815      $    725      $     43
Ratio of operating expenses to
  average net assets  ..............          0.79%(c)      0.79%         0.80%(c)      0.80%         0.61%         0.53%(c)
Ratio of net investment income to
  average net assets  ..............          4.51%(c)      4.64%         5.13%(c)      3.63%         2.53%         2.61%(c)
Ratio of operating expenses to
  average net assets without
  waivers  .........................          0.79%(c)      0.81%         0.85%(c)      0.85%         0.66%         0.58%(c)
Net investment income per share
  without waivers  .................     $   0.023      $  0.047      $  0.017      $  0.036      $  0.025      $  0.003

(a) The Munder U.S. Treasury Money Market Fund Class A Shares and Class Y Shares commenced operations on November 24, 1992 and March 14, 1990, respectively.

(b) Total return represents aggregate total return for the period indicated.

(c) Annualized.

(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.

(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.







                                                      Y Shares
  ---------------------------------------------------------------------------------------------------------------
   Six Months
   Ended         Year          Period        Year          Year          Year           Year          Period
   12/31/96      Ended         Ended         Ended         Ended         Ended          Ended         Ended
   (Unaudited)   6/30/96       6/30/95(d)    2/28/95(e)    2/28/94       2/28/93        2/29/92       2/28/91(a)
   -----------   ------------  -----------   -----------   -----------   -----------    -----------   -----------
    $     1.00       $   1.00     $   1.00      $   1.00     $    1.00      $   1.00      $   1.00      $   1.00
    ----------       --------     --------      --------     ---------      --------      ---------     --------

         0.024         0.049         0.018         0.039         0.026         0.030         0.050         0.068
    ----------       --------     --------      --------     ---------      --------      ---------     --------
         0.024          0.049        0.018         0.039         0.026         0.030         0.050         0.068
    ----------       --------     --------      --------     ---------      --------      ---------     --------

        (0.024)        (0.049)      (0.018)       (0.039)       (0.026)       (0.030)       (0.050)       (0.068)
    ----------       --------     --------      --------     ---------      --------      ---------     --------
        (0.024)        (0.049)      (0.018)       (0.039)       (0.026)       (0.030)       (0.050)       (0.068)
    ----------       --------     --------      --------     ---------      --------      ---------     --------
    $     1.00       $   1.00     $   1.00      $   1.00     $    1.00      $   1.00      $   1.00      $   1.00
    ==========       ========     ========      ========     =========      ========      ========      ========
          2.42%          5.02%        1.80%         4.01%         2.59%         3.05%         5.08%         6.97%
    ==========       ========     ========      ========     =========      ========      ========      ========

    $  277,877       $309,873     $231,055      $240,590     $ 245,800      $102,429      $ 83,619      $ 88,498

          0.54%(c)       0.54%        0.55%(c)      0.55%         0.53%         0.51%         0.44%         0.45%(c)

          4.76%(c)       4.89%        5.38%(c)      3.88%         2.56%         2.98%         4.95%         6.94%(c)

          0.54%(c)       0.56%        0.60%(c)      0.60%         0.58%         0.60%         0.63%         0.66%(c)

    $    0.024       $  0.049     $  0.018      $  0.038     $   0.025      $  0.029      $  0.048      $  0.066

See Notes to Financial Statements.



The Munder Funds
Notes To Financial Statements, December 31, 1996 (Unaudited)

1. Organization and Significant Accounting Policies

      The Munder Funds, Inc. ("MFI") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company, which was organized as a Maryland corporation on November 18, 1992. The Munder Funds Trust ("MFT") is registered under the 1940 Act as an open-end investment company, which was organized as a Massachusetts business trust on August 30, 1989. MFI and MFT consist of 24 portfolios currently in operation. Information presented in these financial statements pertains only to the Income and the Money Market Funds set forth below (each a "Fund", and collectively, the "Munder Funds"). The financial statements for the remaining funds of MFI and MFT are presented under separate covers.



            MFI:
            Income Fund
            Munder International Bond Fund

            Money Market Fund
            Munder Money Market Fund

            MFT:
            Income Funds
            Munder Bond Fund
            Munder Intermediate Bond Fund
            Munder U.S. Government Income Fund
            Munder Michigan Triple Tax-Free Bond Fund
            Munder Tax-Free Bond Fund
            Munder Tax-Free Intermediate Bond Fund

            Money Market Funds
            Munder Cash Investment Fund
            Munder Tax-Free Money Market Fund
            Munder U.S. Treasury Money Market Fund


      The Income Funds offer five classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. The Money Market Funds of MFT offer three classes of shares -- Class A, Class K and Class Y Shares. The Munder Money Market Fund offers four classes of shares -- Class A, Class B, Class C and Class Y Shares. The Financial Highlights of Class K Shares of the Munder Funds are presented in a separate semi-annual report. Each Fund is classified as a diversified management investment company under the 1940 Act, other than the Munder Tax-Free Intermediate Bond Fund, Munder Michigan Triple Tax-Free Bond Fund and Munder International Bond Fund which are classified as non-diversified.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

      Security Valuation: With respect to the Income Funds, securities (including financial futures, if any) traded on a recognized stock exchange or on the NASDAQ National Market System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities and securities and assets for which market quotations are not readily available, are valued at fair value by the advisor, under the supervision of the Boards of Trustees and Directors. Portfolio securities primarily traded on the London Stock Exchange are generally valued at the mid-price between the current bid and asked prices. Portfolio securities that are primarily traded on foreign securities exchanges, other than the London Stock Exchange, are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or under the direction of the Boards of Trustees and Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, unless the Boards of Directors and Trustees determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or on the 61st day before maturity). Debt securities in the Money Market Funds are also valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Money Market Funds is performed pursuant to procedures established by the Boards of Trustees and Directors. Each Money Market Fund seeks to maintain a net asset value per share of $1.00.

      Forward Foreign Currency Contracts: The Munder International Bond Fund may engage in forward foreign currency contracts in an effort to reduce the level of volatility caused by changes in foreign currency exchange rates. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds currency exposure. Forward foreign currency contracts are valued at the exchange rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

      Foreign Currency: The books and records of the Munder International Bond Fund are maintained in United States ("U.S.") dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of foreign currency and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment security transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

      Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Munder Funds' investment advisor, acting under the supervision of the Boards of Trustees and Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

      Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. General expenses of the Munder Funds are allocated to each Fund based upon relative net assets of each Fund. Operating expenses of each Fund directly attributable to a class of shares are charged to that class' operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative average net assets of each class.

      Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued purchase commitments.

      Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly by the Income Funds (excluding the Munder International Bond Fund for which dividends are declared and paid quarterly); declared daily and paid monthly by the Money Market Funds. Each Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

      As determined at June 30, 1996, permanent differences resulting from different book and tax accounting for organizational costs, net operating losses, different book and tax accounting for currency gains and losses and market discount of certain debt instruments were reclassified to paid-in capital at year end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

      Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.






2. Investment Advisor, Administrator, Custodian, Transfer Agent and Other Related Party Transactions

      Munder Capital Management (the "Advisor"), an independent investment management firm, serves as each Fund's advisor. For its advisory services, the Advisor is entitled to receive from each Fund a fee, computed daily and payable monthly, based on the average daily net assets of the respective Fund, at the following annual rates:

                                                            Fees on
                                                            Average
                                                           Daily Net
                                                             Assets
                                                        --------------
The Income Funds ....................................        0.50%
The Money Market Funds (excluding Munder Money Market
  Fund) .............................................        0.35%
Munder Money Market Fund ............................        0.40%

      The Advisor voluntarily waived a portion of its advisory fees for the Munder Michigan Triple Tax-Free Bond Fund, payable by the Fund, for the period ended December 31, 1996, as reflected in the Statement of Operations.

      First Data Investor Services Group, Inc. ("First Data") (the "Administrator"), serves as the Munder Funds' administrator and assists in all aspects of their administration and operations. First Data also serves as the Munder Funds' transfer agent and dividend disbursing agent ("Transfer Agent").

      As compensation for its services, the Administrator and Transfer Agent are entitled to receive a fee, based on the aggregate average daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor and for which First Data provides services, computed daily and payable monthly, at an annual rate of 0.12% of the first $2.8 billion of net assets, plus 0.105% of the next $2.2 billion of net assets, plus 0.10% of all net assets in excess of $5 billion with respect to the Administrator; and 0.02% of the first $2.8 billion of net assets, plus 0.015% of the next $2.2 billion of net assets, plus 0.01% of net assets in excess of $5 billion with respect to the Transfer Agent. Administration fees payable by the Funds and certain other investment portfolios advised by the Advisor are subject to a minimum annual fee of $1.2 million to be allocated among each series and class thereof. The Transfer Agent and Administrator are also entitled to reimbursement for out-of-pocket expenses. The Administrator has entered into a Sub-Administration Agreement with Funds Distributor, Inc. ("FDI" or the "Distributor") under which FDI provides certain administrative services with respect to the Funds. The Administrator pays FDI a fee for these services out of its own resources at no additional cost to the Funds.

      Comerica Bank ("Comerica") provides custodial services to the Funds. As compensation for its services, Comerica is entitled to receive fees, based on the aggregate average daily net assets of the Funds and certain other investment portfolios advised by the Advisor for which Comerica provides services, computed daily and payable monthly at an annual rate of 0.03% of the first $100 million of average daily net assets, 0.02% of the next $500 million of net assets, and 0.01% of net assets in excess of $600 million. Comerica also receives certain transaction based fees. Comerica earned $209,113 for its services to the Income and Money Market Funds for the period ended December 31, 1996. Prior to the end of the fourth quarter of 1996, Boston Safe Deposit and Trust Company served as the custodian of foreign securities. Morgan Stanley Trust Company ("Morgan Stanley") currently serves as the custodian of foreign securities for the Munder Funds.

      From MFI and MFT and other investment companies that are advised by the Advisor of which they are a director or trustee, each Trustee of MFT and each Director of MFI is paid an aggregate fee of $14,000 per year, consisting of a $2,500 quarterly retainer for services in such capacity plus $1,000 for each meeting attended per year, plus out-of-pocket expenses incurred as a Board member. The Trustees or Directors are also reimbursed for any expenses incurred by them in connection with their duties as Trustees or Directors. No officer, director or employee of the Advisor, Comerica, Morgan Stanley, FDI or First Data currently receives any compensation from MFI or MFT.






3. Shareholder Distribution and Service Plans

      FDI serves as the distributor of the Munder Funds' shares. For the period ended December 31, 1996, the Distributor received $5,716, representing commissions (sales charges) on sales of Class A Shares of the Income Funds. For the period ended December 31, 1996, the Distributor received $447 in contingent deferred sales charges from Class B and Class C Shares of the Income Funds.

      The Munder Funds have adopted Shareholder Servicing Plans and Distribution and Service Plans (collectively, the "Plans") pursuant to Rule 12b-1, adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Class A, Class B and Class C Shares. Under the Plans, the Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Funds. The Class B and Class C Plans also permit payments to be made by the Funds to the Distributor for expenditures incurred by the Distributor in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution related services for the Funds). The Munder Funds have also adopted Shareholder Servicing Plans (the "Class K Plans") for the Class K Shares of the Funds. Under the Class K Plans, the Munder Funds are permitted to enter into agreements with institutions that provide shareholder services to their customers. For the period ended December 31, 1996, the effective rates, as a percentage of average daily net assets, under the Shareholder Servicing and Distribution and Servicing Plans are as follows:

                                                           Class A        Class B        Class C        Class K
                                                           Shares         Shares         Shares          Shares
                                                         12b-1 Fees     12b-1 Fees     12b-1 Fees     Service Fees
                                                        ------------   ------------   ------------    ------------
The Income Funds ....................................       0.25%          1.00%          1.00%          0.25%
The Money Market Funds:
Munder Cash Investment Fund .........................       0.25%           N/A            N/A           0.15%
Munder Money Market Fund ............................       0.25%          1.00%          1.00%           N/A
Munder Tax-Free Money Market Fund ...................       0.25%           N/A            N/A           0.15%
Munder U.S. Treasury Money Market Fund ..............       0.25%           N/A            N/A           0.15%

4. Securities Transactions

      For the period ended December 31, 1996, purchases and sales of securities other than short-term investments and U.S. Government securities were as follows:

                                                          Cost of        Proceeds
                                                         Purchases      from Sales
                                                        -----------    ------------
Munder Bond Fund ....................................  $100,935,350    $  97,608,908
Munder Intermediate Bond Fund .......................   378,144,592     454,924,410
Munder International Bond Fund ......................    34,148,774       6,372,747
Munder U.S. Government Income Fund ..................    13,205,168      20,816,069
Munder Michigan Triple Tax-Free Bond Fund ...........     7,109,267       3,543,181
Munder Tax-Free Bond Fund ...........................    33,910,090      31,324,738
Munder Tax-Free Intermediate Bond Fund ..............    20,984,088      51,264,521







      For the period ended December 31, 1996, purchases and sales of U.S. Government securities, excluding short-term investments were as follows:

                                                          Cost of        Proceeds
                                                         Purchases      from Sales
                                                        -----------    ------------

Munder Bond Fund ....................................  $ 74,219,552    $  76,182,248
Munder Intermediate Bond Fund .......................   564,481,101     556,888,757
Munder U.S. Government Income Fund ..................   173,981,588     130,795,177

      At December 31, 1996, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:

                                                           Tax Basis        Tax Basis
                                                          Unrealized       Unrealized
                                                         Appreciation     Depreciation
                                                        --------------   --------------
Munder Bond Fund ....................................     $   975,684      $1,329,374
Munder Intermediate Bond Fund .......................      1,983,361        2,035,270
Munder International Bond Fund ......................        557,840          318,618
Munder U.S. Government Income Fund ..................      2,425,252        1,989,447
Munder Michigan Triple Tax-Free Bond Fund ...........        724,679          226,029
Munder Tax-Free Bond Fund ...........................      9,766,300           90,856
Munder Tax-Free Intermediate Bond Fund ..............      9,096,003          454,658

5. Geographic Concentration

      The Munder Tax-Free Intermediate Bond Fund and Munder Michigan Triple Tax-Free Bond Fund primarily invest in debt obligations issued by the State of Michigan and local governments in the State of Michigan, its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The two Funds are more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by these Funds.

      The Munder International Bond Fund primarily invests in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. government.

6. Organizational Costs

      Expenses incurred in connection with the organization of the Funds, including the fees and expenses of registering and qualifying their shares for distribution under Federal securities regulations, are being amortized on a straight-line basis over a period of 5 years from commencement of operations.






7. Capital Loss Carryforwards

      As determined at June 30, 1996, the following Funds had available for Federal income tax purposes, unused capital losses as follows:

                         Fund                               Amount        Expiration
                        -----                               -------       ----------
Munder Bond Fund ....................................    $    857,708        2002
                                                           3,450,654         2003
Munder Intermediate Bond Fund .......................      1,509,730         2002
                                                          10,362,763         2003
Munder Michigan Triple Tax-Free Bond Fund ...........         45,660         2003
Munder Cash Investment Fund .........................          3,561         1999
                                                               1,650         2000
Munder Tax-Free Money Market Fund ...................         14,500         1998
                                                              20,091         1999
                                                              57,257         2000
                                                              39,684         2001
                                                              15,088         2002
                                                              12,291         2003


                                          (INSIDE BACK COVER)

BOARD OF DIRECTORS
               Charles W. Elliott, Chairman
               John Rakolta, Jr., Vice Chairman
               Thomas B. Bender
               David J. Brophy
               Joseph E. Champagne
               Thomas D. Eckert
               Jack L. Otto
               Arthur DeRoy Rodecker

OFFICERS
               Lee Munder, President
               Leonard J. Barr II, Vice President
               Elyse G. Essick, Vice President
               Terry H. Gardner, Vice President, CFO and Treasurer Ann F. Putallaz, Vice President
               James C. Robinson, Vice President
               Gerald L. Seizert, Vice President
               Paul D. Tobias, Vice President
               Richard H. Rose, Assistant Treasurer
               Lisa Anne Rosen, Secretary and Assistant Treasurer
               Teresa M.R. Hamlin, Assistant Secretary

INVESTMENT ADVISOR
               Munder Capital Management
               Munder Capital Center
               480 Pierce Street
               Birmingham, MI 48009

ADMINISTRATOR AND TRANSFER AGENT
               First Data Investor Services Group, Inc.
               53 State Street
               Boston, MA  02109

DISTRIBUTOR
               Funds Distributor, Inc.
               60 State Street
               Boston, MA  02109

CUSTODIAN
               Comerica Bank
               411 West Lafayette
               Detroit, MI  48226

LEGAL COUNSEL
               Dechert Price & Rhoads
               1500 K Street, N.W. Suite 500
               Washington, D.C. 20005

INDEPENDENT AUDITORS
               Ernst & Young
               200 Clarendon Street
               Boston, MA  02116



                                          (OUTSIDE BACK COVER)

SAABCYE11296/F001/01/97